UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08104
Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024

Item 1: Reports to Shareholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Active Bond Fund CLASS A - TOBAX

Touchstone Active Bond Fund CLASS C - TODCX

Touchstone Active Bond Fund CLASS Y - TOBYX

Touchstone Active Bond Fund INSTITUTIONAL CLASS - TOBIX

Touchstone Ares Credit Opportunities Fund CLASS A - TMARX

Touchstone Ares Credit Opportunities Fund CLASS C - TMACX

Touchstone Ares Credit Opportunities Fund CLASS Y - TMAYX

Touchstone Ares Credit Opportunities Fund INSTITUTIONAL CLASS - TARBX

Touchstone Dividend Equity Fund CLASS A - TQCAX

Touchstone Dividend Equity Fund CLASS C - TQCCX

Touchstone Dividend Equity Fund CLASS Y - TQCYX

Touchstone Dividend Equity Fund INSTITUTIONAL CLASS - TQCIX

Touchstone Dividend Equity Fund CLASS R6 - TQCRX

Touchstone High Yield Fund CLASS A - THYAX

Touchstone High Yield Fund CLASS C - THYCX

Touchstone High Yield Fund CLASS Y - THYYX

Touchstone High Yield Fund INSTITUTIONAL CLASS - THIYX

Touchstone Impact Bond Fund CLASS A - TCPAX

Touchstone Impact Bond Fund CLASS C - TCPCX

Touchstone Impact Bond Fund CLASS Y - TCPYX

Touchstone Impact Bond Fund INSTITUTIONAL CLASS - TCPNX

Touchstone Impact Bond Fund CLASS R6 - TIMPX

Touchstone Mid Cap Fund CLASS A - TMAPX

Touchstone Mid Cap Fund CLASS C - TMCJX

Touchstone Mid Cap Fund CLASS Y - TMCPX

Touchstone Mid Cap Fund CLASS Z - TMCTX

Touchstone Mid Cap Fund INSTITUTIONAL CLASS - TMPIX

Touchstone Mid Cap Fund CLASS R6 - TMPRX

Touchstone Mid Cap Value Fund CLASS A - TCVAX

Touchstone Mid Cap Value Fund CLASS C - TMFCX

Touchstone Mid Cap Value Fund CLASS Y - TCVYX

Touchstone Mid Cap Value Fund INSTITUTIONAL CLASS - TCVIX

Touchstone Sands Capital International Growth Equity Fund CLASS A - TPYAX

Touchstone Sands Capital International Growth Equity Fund CLASS C - TPYCX

Touchstone Sands Capital International Growth Equity Fund CLASS Y - TPYYX

Touchstone Sands Capital International Growth Equity Fund INSTITUTIONAL CLASS - TPYIX

Touchstone Sands Capital International Growth Equity Fund CLASS R6 - TPYRX

Touchstone Sands Capital Select Growth Fund CLASS A - TSNAX

Touchstone Sands Capital Select Growth Fund CLASS C - TSNCX

Touchstone Sands Capital Select Growth Fund CLASS Y - CFSIX

Touchstone Sands Capital Select Growth Fund CLASS Z - PTSGX

Touchstone Sands Capital Select Growth Fund INSTITUTIONAL CLASS - CISGX

Touchstone Sands Capital Select Growth Fund CLASS R6 - TSNRX

Touchstone Small Cap Fund CLASS A - TSFAX

Touchstone Small Cap Fund CLASS C - TSFCX

Touchstone Small Cap Fund CLASS Y - TSFYX

Touchstone Small Cap Fund INSTITUTIONAL CLASS - TSFIX

Touchstone Small Cap Value Fund CLASS A - TVOAX

Touchstone Small Cap Value Fund CLASS C - TVOCX

Touchstone Small Cap Value Fund CLASS Y - TVOYX

Touchstone Small Cap Value Fund INSTITUTIONAL CLASS - TVOIX

Touchstone Ultra Short Duration Fixed Income Fund CLASS A - TSDAX

Touchstone Ultra Short Duration Fixed Income Fund CLASS C - TSDCX

Touchstone Ultra Short Duration Fixed Income Fund CLASS S - SSSGX

Touchstone Ultra Short Duration Fixed Income Fund CLASS Y - TSYYX

Touchstone Ultra Short Duration Fixed Income Fund CLASS Z - TSDOX

ouchstone Ultra Short Duration Fixed Income Fund INSTITUTIONAL CLASS - TSDIX

Touchstone Active Bond Fund
CLASS A | TOBAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 88	0.83%
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Class A shares performance was 12.60% (excluding sales loads) for the reporting period.
Financial market volatility was elevated in the face of uncertain monetary policy, mixed economic indicators, and increased geopolitical risks. Interest rates declined over the 12 month period as investors increased their expectations for rate cuts in light of developing economic data. Credit spreads tightened over the same period and were range bound near historically tight levels as investors anticipated a soft landing for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	Interest rates have been extremely volatile but have declined materially over the past 12 months. This contributed to both absolute and relative performance, through tactical interest rate management, and positioning for a steeper yield curve.
Sector Allocation	Positive	Over the past 12 months the Fund had overweight allocations to Investment Grade Corporate Credit and Emerging Markets debt, which both outperformed and contributed to relative performance.
Security Selection	Positive	Security selection within Investment Grade Corporates and securitized debt contributed to relative outperformance.
High Yield Credit Protection	Negative	The Fund maintained credit risk protection on high yield credit which underperformed as spreads tightened over the year.
Over the 12 month period the Fund reduced its risk budget target from 40% to 30%. As a result, the Fund largely eliminated the Emerging Market debt allocation and also moved up in credit quality within Investment Grade Corporates and securitized products. These allocations were made as spreads were near historically tight levels and the risk/reward was skewed to the downside.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	8.92%	0.55%	1.56%
Class A - excluding sales load	12.60%	0.96%	2.05%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 263,555,634
Total number of portfolio holdings	319
Total advisory fees paid	$ 914,151
Portfolio turnover rate	172%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.1%
U.S. Treasury Obligations	21.2%
Non-Agency Collateralized Mortgage Obligations	8.6%
U.S. Government Mortgage-Backed Obligations	7.4%
Agency Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	1.1%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.7%
AA/Aa	7.3%
A/A	14.1%
BBB/Baa	26.7%
BB/Ba	0.6%
B/B	0.5%
CC	0.1%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness
of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Active Bond Fund
CLASS C | TODCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 165	1.56%
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's
Class
C shares performance was 11.69% (excluding sales loads) for the reporting period.
Financial market volatility was elevated in the face of uncertain monetary policy, mixed economic indicators, and increased geopolitical risks. Interest rates declined over the 12 month period as investors increased their expectations for rate cuts in light of developing economic data. Credit spreads tightened over the same period and were range bound near historically tight levels as investors anticipated a soft landing for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	Interest rates have been extremely volatile but have declined materially over the past 12 months. This contributed to both absolute and relative performance, through tactical interest rate management, and positioning for a steeper yield curve.
Sector Allocation	Positive	Over the past 12 months the Fund had overweight allocations to Investment Grade Corporate Credit and Emerging Markets debt, which both outperformed and contributed to relative performance.
Security Selection	Positive	Security selection within Investment Grade Corporates and securitized debt contributed to relative outperformance.
High Yield Credit Protection	Negative	The Fund maintained credit risk protection on high yield credit which underperformed as spreads tightened over the year.
Over the 12 month period the Fund reduced its risk budget target from 40% to 30%. As a result, the Fund largely eliminated the Emerging Market debt allocation and also moved up in credit quality within Investment Grade Corporates and securitized products. These allocations were made as spreads were near historically tight levels and the risk/reward was skewed to the downside.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	10.69%	0.22%	1.43%
Class C - excluding sales load	11.69%	0.22%	1.43%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 263,555,634
Total number of portfolio holdings	319
Total advisory fees paid	$ 914,151
Portfolio turnover rate	172%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.1%
U.S. Treasury Obligations	21.2%
Non-Agency Collateralized Mortgage Obligations	8.6%
U.S. Government Mortgage-Backed Obligations	7.4%
Agency Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	1.1%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.7%
AA/Aa	7.3%
A/A	14.1%
BBB/Baa	26.7%
BB/Ba	0.6%
B/B	0.5%
CC	0.1%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Active Bond Fund
CLASS Y | TOBYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 62	0.58%
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary
goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Class Y shares performance was 12.89% for the reporting period.
Financial market volatility was elevated in the face of uncertain monetary policy, mixed economic indicators, and increased geopolitical risks. Interest rates declined over the 12 month period as investors increased their expectations for rate cuts in light of developing economic data. Credit spreads tightened over the same period and were range bound near historically tight levels as investors anticipated a soft landing for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	Interest rates have been extremely volatile but have declined materially over the past 12 months. This contributed to both absolute and relative performance, through tactical interest rate management, and positioning for a steeper yield curve.
Sector Allocation	Positive	Over the past 12 months the Fund had overweight allocations to Investment Grade Corporate Credit and Emerging Markets debt, which both outperformed and contributed to relative performance.
Security Selection	Positive	Security selection within Investment Grade Corporates and securitized debt contributed to relative outperformance.
High Yield Credit Protection	Negative	The Fund maintained credit risk protection on high yield credit which underperformed as spreads tightened over the year.
Over the 12 month period the Fund reduced its risk budget target from 40% to 30%. As a result, the Fund largely eliminated the Emerging Market debt allocation and also moved up in credit quality within Investment Grade Corporates and securitized products. These allocations were made as spreads were near historically tight levels and the risk/reward was skewed to the downside.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	12.89%	1.21%	2.30%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 263,555,634
Total number of portfolio holdings	319
Total advisory fees paid	$ 914,151
Portfolio turnover rate	172%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.1%
U.S. Treasury Obligations	21.2%
Non-Agency Collateralized Mortgage Obligations	8.6%
U.S. Government Mortgage-Backed Obligations	7.4%
Agency Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	1.1%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.7%
AA/Aa	7.3%
A/A	14.1%
BBB/Baa	26.7%
BB/Ba	0.6%
B/B	0.5%
CC	0.1%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher
ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Active Bond Fund
INSTITUTIONAL CLASS | TOBIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 53	0.50%
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Institutional Class shares performance was 12.98% for the reporting period.
Financial market volatility was elevated in the face of uncertain monetary policy, mixed economic indicators, and increased geopolitical risks. Interest rates declined over the 12 month period as investors increased their expectations for rate cuts in light of developing economic data. Credit spreads tightened over the same period and were range bound near historically tight levels as investors anticipated a soft landing for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	Interest rates have been extremely volatile but have declined materially over the past 12 months. This contributed to both absolute and relative performance, through tactical interest rate management, and positioning for a steeper yield curve.
Sector Allocation	Positive	Over the past 12 months the Fund had overweight allocations to Investment Grade Corporate Credit and Emerging Markets debt, which both outperformed and contributed to relative performance.
Security Selection	Positive	Security selection within Investment Grade Corporates and securitized debt contributed to relative outperformance.
High Yield Credit Protection	Negative	The Fund maintained credit risk protection on high yield credit which underperformed as spreads tightened over the year.
Over the 12 month period the Fund reduced its risk budget target from 40% to 30%. As a result, the Fund largely eliminated the Emerging Market debt allocation and also moved up in credit quality within Investment Grade Corporates and securitized products. These allocations were made as spreads were near historically tight levels and the risk/reward was skewed to the downside.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	12.98%	1.27%	2.39%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 263,555,634
Total number of portfolio holdings	319
Total advisory fees paid	$ 914,151
Portfolio turnover rate	172%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.1%
U.S. Treasury Obligations	21.2%
Non-Agency Collateralized Mortgage Obligations	8.6%
U.S. Government Mortgage-Backed Obligations	7.4%
Agency Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	1.1%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.7%
AA/Aa	7.3%
A/A	14.1%
BBB/Baa	26.7%
BB/Ba	0.6%
B/B	0.5%
CC	0.1%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness
of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Ares Credit Opportunities Fund
CLASS A | TMARX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 111	1.04%
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class A shares performance was 14.07% (excluding sales loads) for the reporting period.
Sub-investment grade credit assets were a source of attractive total returns due to elevated interest rates, supportive macroeconomic conditions, and constructive corporate fundamental trends. Both high yield bonds and bank loans benefitted from elevated rates, which contributed to attractive market levels compared to recent history. Macroeconomic conditions were largely supportive as inflation trended towards the Federal Reserve’s 2% target. Credit metrics such as interest coverage and leverage were resilient, and default rates remained muted, as borrowers continued to successfully navigate the higher for longer rate environment.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	Allocations to off-benchmark sectors such as Collateralized Loan Obligation securities and post-reorganization equities were a source of high current income and price appreciation.
Trading	Positive	Benefitted from discounted secondary market prices.
Bank Loans	Negative	The allocation to bank loans was a headwind to relative performance as the asset class underperformed high yield bonds.
The Fund’s portfolio actively rotated exposures by asset class, industry and credit quality as relative value conditions shifted across the sub-investment grade credit markets.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception 1
Class A	10.41%	4.24%	4.84%
Class A - excluding sales load	14.07%	5.32%	5.52%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA U.S. High Yield Constrained Index	15.67%	4.53%	5.58%
1	The inception date of the Fund was August 31, 2015. The returns of the indexes listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 623,356,953
Total number of portfolio holdings	374
Total advisory fees paid	$ 2,769,725
Portfolio turnover rate	49%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.4%
Bank Loans	11.9%
Asset-Backed Securities	3.9%
Common Stocks	0.6%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	6.0%
Other Assets/Liabilities (Net)	(1.9) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	9.7%
BB/Ba	40.5%
B/B	36.4%
CCC	9.0%
CC	0.1%
Not Rated	4.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Ares Credit Opportunities Fund
CLASS C | TMACX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 154	1.44%
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class C shares performance was 13.57% (excluding sales loads) for the reporting period.
Sub-investment grade credit assets were a source of attractive total returns due to elevated interest rates, supportive macroeconomic conditions, and constructive corporate fundamental trends. Both high yield bonds and bank loans benefitted from elevated rates, which contributed to attractive market levels compared to recent history. Macroeconomic conditions were largely supportive as inflation trended towards the Federal Reserve’s 2% target. Credit metrics such as interest coverage and leverage were resilient, and default rates remained muted, as borrowers continued to successfully navigate the higher for longer rate environment.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	Allocations to off-benchmark sectors such as Collateralized Loan Obligation securities and post-reorganization equities were a source of high current income and price appreciation.
Trading	Positive	Benefitted from discounted secondary market prices.
Bank Loans	Negative	The allocation to bank loans was a headwind to relative performance as the asset class underperformed high yield bonds.
The Fund’s portfolio actively rotated exposures by asset class, industry and credit quality as relative value conditions shifted across the sub-investment grade credit markets.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception 1
Class C	12.57%	4.77%	4.96%
Class C - excluding sales load	13.57%	4.77%	4.96%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA U.S. High Yield Constrained Index	15.67%	4.53%	5.58%
1	The inception date of the Fund was August 31, 2015. The returns of the indexes listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 623,356,953
Total number of portfolio holdings	374
Total advisory fees paid	$ 2,769,725
Portfolio turnover rate	49%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.4%
Bank Loans	11.9%
Asset-Backed Securities	3.9%
Common Stocks	0.6%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	6.0%
Other Assets/Liabilities (Net)	(1.9) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	9.7%
BB/Ba	40.5%
B/B	36.4%
CCC	9.0%
CC	0.1%
Not Rated	4.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness
of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Ares Credit Opportunities Fund
CLASS Y | TMAYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 90	0.84%
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change
. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class Y shares performance was 14.16% for the reporting period.
Sub-investment grade credit assets were a source of attractive total returns due to elevated interest rates, supportive macroeconomic conditions
, and constructive corporate fundamental trends. Both high yield bonds and bank loans benefitted from elevated rates, which contributed to attractive market levels compared to recent history. Macroeconomic conditions were largely supportive as inflation trended towards the Federal Reserve’s 2% target. Credit metrics such as interest coverage and leverage were resilient, and default rates remained muted, as borrowers continued to successfully navigate the higher for longer rate environment.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	Allocations to off-benchmark sectors such as Collateralized Loan Obligation securities and post-reorganization equities were a source of high current income and price appreciation.
Trading	Positive	Benefitted from discounted secondary market prices.
Bank Loans	Negative	The allocation to bank loans was a headwind to relative performance as the asset class underperformed high yield bonds.
The Fund’s portfolio actively rotated exposures by asset class, industry and credit quality as relative value conditions shifted across the sub-investment grade credit markets.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception 1
Class Y	14.16%	5.52%	5.76%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA U.S. High Yield Constrained Index	15.67%	4.53%	5.58%
1	The inception date of the Fund was August 31, 2015. The returns of the indexes listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 623,356,953
Total number of portfolio holdings	374
Total advisory fees paid	$ 2,769,725
Portfolio turnover rate	49%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.4%
Bank Loans	11.9%
Asset-Backed Securities	3.9%
Common Stocks	0.6%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	6.0%
Other Assets/Liabilities (Net)	(1.9) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	9.7%
BB/Ba	40.5%
B/B	36.4%
CCC	9.0%
CC	0.1%
Not Rated	4.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be
used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Ares Credit Opportunities Fund
INSTITUTIONAL CLASS | TARBX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 79	0.74%
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Institutional Class shares performance was 14.40% for the reporting period.
Sub-investment grade credit assets were a source of attractive total returns due to elevated interest rates, supportive macroeconomic conditions, and constructive corporate fundamental trends. Both high yield bonds and bank loans benefitted from elevated rates, which contributed to attractive market levels compared to recent history. Macroeconomic conditions were largely supportive as inflation trended towards the Federal Reserve’s 2% target. Credit metrics such as interest coverage and leverage were resilient, and default rates remained muted, as borrowers continued to successfully navigate the higher for longer rate environment.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	Allocations to off-benchmark sectors such as Collateralized Loan Obligation securities and post-reorganization equities were a source of high current income and price appreciation.
Trading	Positive	Benefitted from discounted secondary market prices.
Bank Loans	Negative	The allocation to bank loans was a headwind to relative performance as the asset class underperformed high yield bonds.
The Fund’s portfolio actively rotated exposures by asset class, industry and credit quality as relative value conditions shifted across the sub-investment grade credit markets.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception 1
Institutional Class	14.40%	5.63%	5.86%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA U.S. High Yield Constrained Index	15.67%	4.53%	5.58%
1	The inception date of the Fund was August 31, 2015. The returns of the indexes listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 623,356,953
Total number of portfolio holdings	374
Total advisory fees paid	$ 2,769,725
Portfolio turnover rate	49%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.4%
Bank Loans	11.9%
Asset-Backed Securities	3.9%
Common Stocks	0.6%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	6.0%
Other Assets/Liabilities (Net)	(1.9) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	9.7%
BB/Ba	40.5%
B/B	36.4%
CCC	9.0%
CC	0.1%
Not Rated	4.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Dividend Equity Fund
CLASS A | TQCAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 113	0.99%
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class A shares performance was 28.97% (excluding sales loads) for the reporting period.
Equity markets rose meaningfully over the 12 month period as economic growth exceeded expectations while inflation retreated from stubbornly high levels and the labor market remained robust. Enthusiasm surrounding artificial intelligence also provided a boost to financial markets, primarily Technology stocks, resulting in the S&P
®
500 Index returning 36.35% and the Russell
®
1000 Value Index returning 27.76% during the 12 month period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Security Selection	Positive	Stock selection, primarily within Information Technology, was the main driver of relative outperformance.
Sector Allocation	Negative	Underweight exposure to Financials and Industrials detracted from relative performance as the sectors outperformed.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
The biggest change to sector positioning over the last year was reducing outperforming sectors in Energy and Information Technology while increasing Communication Services and Consumer Discretionary.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	22.55%	6.27%	6.85%
Class A - excluding sales load	28.97%	7.53%	7.49%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Value Index	27.76%	10.69%	9.23%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 2,526,043,646
Total number of portfolio holdings	87
Total advisory fees paid	$ 12,787,406
Portfolio turnover rate	10%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	21.3%
Financials	14.8%
Health Care	13.9%
Industrials	10.3%
Consumer Discretionary	8.5%
Communication Services	8.0%
Consumer Staples	6.8%
Energy	4.5%
Utilities	4.3%
Materials	3.5%
Real Estate	3.3%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	(0.1) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Dividend Equity Fund
CLASS C | TQCCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 193	1.69%
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class C shares performance was 28.08% (excluding sales loads) for the reporting period.
Equity markets rose meaningfully over the 12 month period as economic growth exceeded expectations while inflation retreated from stubbornly high levels and the labor market remained robust. Enthusiasm surrounding artificial intelligence also provided a boost to financial markets, primarily Technology stocks, resulting in the S&P
®
500 Index returning 36.35% and the Russell
®
1000 Value Index returning 27.76% during the 12 month period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Security Selection	Positive	Stock selection, primarily within Information Technology, was the main driver of relative outperformance.
Sector Allocation	Negative	Underweight exposure to Financials and Industrials detracted from relative performance as the sectors outperformed.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
The biggest change to sector positioning over the last year was reducing outperforming sectors in Energy and Information Technology while increasing Communication Services and Consumer Discretionary.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	27.08%	6.80%	6.77%
Class C - excluding sales load	28.08%	6.80%	6.77%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Value Index	27.76%	10.69%	9.23%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 2,526,043,646
Total number of portfolio holdings	87
Total advisory fees paid	$ 12,787,406
Portfolio turnover rate	10%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	21.3%
Financials	14.8%
Health Care	13.9%
Industrials	10.3%
Consumer Discretionary	8.5%
Communication Services	8.0%
Consumer Staples	6.8%
Energy	4.5%
Utilities	4.3%
Materials	3.5%
Real Estate	3.3%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	(0.1) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Dividend Equity Fund
CLASS Y | TQCYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 87	0.76%
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class Y shares performance was 29.25% for the reporting period.
Equity markets rose meaningfully over the 12 month period as economic growth exceeded expectations while inflation retreated from stubbornly high levels and the labor market remained robust. Enthusiasm surrounding artificial intelligence also provided a boost to financial markets, primarily Technology stocks, resulting in the S&P
®
500 Index returning 36.35% and the Russell
®
1000 Value Index returning 27.76% during the 12 month period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Security Selection	Positive	Stock selection, primarily within Information Technology, was the main driver of relative outperformance.
Sector Allocation	Negative	Underweight exposure to Financials and Industrials detracted from relative performance as the sectors outperformed.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
The biggest change to sector positioning over the last year was reducing outperforming sectors in Energy and Information Technology while increasing Communication Services and Consumer Discretionary.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	29.25%	7.77%	7.72%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Value Index	27.76%	10.69%	9.23%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 2,526,043,646
Total number of portfolio holdings	87
Total advisory fees paid	$ 12,787,406
Portfolio turnover rate	10%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	21.3%
Financials	14.8%
Health Care	13.9%
Industrials	10.3%
Consumer Discretionary	8.5%
Communication Services	8.0%
Consumer Staples	6.8%
Energy	4.5%
Utilities	4.3%
Materials	3.5%
Real Estate	3.3%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	(0.1) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Dividend Equity Fund
INSTITUTIONAL CLASS | TQCIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 77	0.67%
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Institutional Class shares performance was 29.31% for the reporting period.
Equity markets rose meaningfully over the 12 month period as economic growth exceeded expectations while inflation retreated from stubbornly high levels and the labor market remained robust. Enthusiasm surrounding artificial intelligence also provided a boost to financial markets, primarily Technology stocks, resulting in the S&P
®
500 Index returning 36.35% and the Russell
®
1000 Value Index returning 27.76% during the 12 month period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Security Selection	Positive	Stock selection, primarily within Information Technology, was the main driver of relative outperformance.
Sector Allocation	Negative	Underweight exposure to Financials and Industrials detracted from relative performance as the sectors outperformed.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
The biggest change to sector positioning over the last year was reducing outperforming sectors in Energy and Information Technology while increasing Communication Services and Consumer Discretionary.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception 1
Institutional Class	29.31%	9.17%
Russell 3000 ® Index	35.19%	10.15%
Russell 1000 ® Value Index	27.76%	9.09%
1	The inception date was July 19, 2021. The returns of the indexes listed above are based on the inception date of the Class.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 2,526,043,646
Total number of portfolio holdings	87
Total advisory fees paid	$ 12,787,406
Portfolio turnover rate	10%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	21.3%
Financials	14.8%
Health Care	13.9%
Industrials	10.3%
Consumer Discretionary	8.5%
Communication Services	8.0%
Consumer Staples	6.8%
Energy	4.5%
Utilities	4.3%
Materials	3.5%
Real Estate	3.3%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	(0.1) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Dividend Equity Fund
CLASS R6 | TQCRX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 75	0.65%
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class R6 shares performance was 29.47% for the reporting period.
Equity markets rose meaningfully over the 12 month period as economic growth exceeded expectations while inflation retreated from stubbornly high levels and the labor market remained robust. Enthusiasm surrounding artificial intelligence also provided a boost to financial markets, primarily Technology stocks, resulting in the S&P
®
500 Index returning 36.35% and the Russell
®
1000 Value Index returning 27.76% during the 12 month period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Security Selection	Positive	Stock selection, primarily within Information Technology, was the main driver of relative outperformance.
Sector Allocation	Negative	Underweight exposure to Financials and Industrials detracted from relative performance as the sectors outperformed.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
The biggest change to sector positioning over the last year was reducing outperforming sectors in Energy and Information Technology while increasing Communication Services and Consumer Discretionary.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception 1
Class R6	29.47%	8.70%
Russell 3000 ® Index	35.19%	9.18%
Russell 1000 ® Value Index	27.76%	8.08%
1	The inception date was August 2, 2021. The returns of the indexes listed above are based on the inception date of the Class.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 2,526,043,646
Total number of portfolio holdings	87
Total advisory fees paid	$ 12,787,406
Portfolio turnover rate	10%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	21.3%
Financials	14.8%
Health Care	13.9%
Industrials	10.3%
Consumer Discretionary	8.5%
Communication Services	8.0%
Consumer Staples	6.8%
Energy	4.5%
Utilities	4.3%
Materials	3.5%
Real Estate	3.3%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	(0.1) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone High Yield Fund
CLASS A | THYAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 112	1.05%
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Class A shares performance was 13.34% (excluding sales loads) for the reporting period.
The 12 month period was denoted by strong performance in risk assets as the market began pricing interest rate cuts as well as the potential of a ‘soft or no’ landing scenario. Default rates seemed to level off at a rate below other cycle peaks leading to an overall strength in leveraged credit returns. Financial conditions remained supportive of economic growth as liquidity outside of the traditional banking system remained robust.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Overweight to Media Entertainment Industry	Positive	Strong credit selection among multiple credits led to high sector specific performance.
Overweight to QVC Inc. issue	Positive	A significant overweight to the retailer was positive as it recovered from previous lows by reducing debt and extending its maturities.
Underweight to CCCs	Negative	The Fund was underweight risk relative to the market in anticipation of financial stress in the lower quality segments of the high yield market due to higher interest rates.
The Fund gradually increased its risk positioning as a hard landing scenario, which typically coincides with high default rates and wider credit spreads, seemed to be an unlikely outcome as economic growth remained robust and financial conditions remained accommodative throughout the cycle of higher interest rates.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	9.62%	2.98%	3.14%
Class A - excluding sales load	13.34%	3.40%	3.64%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA High Yield Cash Pay Index	15.55%	4.53%	4.94%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 106,625,654
Total number of portfolio holdings	152
Total advisory fees paid	$ 572,741
Portfolio turnover rate	49%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	97.7%
Short-Term Investment Funds	4.6%
Other Assets/Liabilities (Net)	(2.3) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	10.3%
BB/Ba	58.8%
B/B	25.4%
CCC	4.1%
Not Rated	0.7%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone High Yield Fund
CLASS C | THYCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.80%
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Class C shares performance was 12.55% (excluding sales loads) for the reporting period.
The 12 month period was denoted by strong performance in risk assets as the market began pricing interest rate cuts as well as the potential of a ‘soft or no’ landing scenario. Default rates seemed to level off at a rate below other cycle peaks leading to an overall strength in leveraged credit returns. Financial conditions remained supportive of economic growth as liquidity outside of the traditional banking system remained robust.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Overweight to Media Entertainment Industry	Positive	Strong credit selection among multiple credits led to high sector specific performance.
Overweight to QVC Inc. issue	Positive	A significant overweight to the retailer was positive as it recovered from previous lows by reducing debt and extending its maturities.
Underweight to CCCs	Negative	The Fund was underweight risk relative to the market in anticipation of financial stress in the lower quality segments of the high yield market due to higher interest rates.
The Fund gradually increased its risk positioning as a hard landing scenario, which typically coincides with high default rates and wider credit spreads, seemed to be an unlikely outcome as economic growth remained robust and financial conditions remained accommodative throughout the cycle of higher interest rates.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	11.55%	2.62%	3.03%
Class C - excluding sales load	12.55%	2.62%	3.03%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA High Yield Cash Pay Index	15.55%	4.53%	4.94%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 106,625,654
Total number of portfolio holdings	152
Total advisory fees paid	$ 572,741
Portfolio turnover rate	49%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	97.7%
Short-Term Investment Funds	4.6%
Other Assets/Liabilities (Net)	(2.3) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	10.3%
BB/Ba	58.8%
B/B	25.4%
CCC	4.1%
Not Rated	0.7%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer
.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone High Yield Fund
CLASS Y | THYYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 85	0.80%
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Class Y shares performance was 13.60% for the reporting period.
The 12 month period was denoted by strong performance in risk assets as the market began pricing interest rate cuts as well as the potential of a ‘soft or no’ landing scenario. Default rates seemed to level off at a rate below other cycle peaks leading to an overall strength in leveraged credit returns. Financial conditions remained supportive of economic growth as liquidity outside of the traditional banking system remained robust.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Overweight to Media Entertainment Industry	Positive	Strong credit selection among multiple credits led to high sector specific performance.
Overweight to QVC Inc. issue	Positive	A significant overweight to the retailer was positive as it recovered from previous lows by reducing debt and extending its maturities.
Underweight to CCCs	Negative	The Fund was underweight risk relative to the market in anticipation of financial stress in the lower quality segments of the high yield market due to higher interest rates.
The Fund gradually increased its risk positioning as a hard landing scenario, which typically coincides with high default rates and wider credit spreads, seemed to be an unlikely outcome as economic growth remained robust and financial conditions remained accommodative throughout the cycle of higher interest rates.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	13.60%	3.63%	3.89%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA High Yield Cash Pay Index	15.55%	4.53%	4.94%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 106,625,654
Total number of portfolio holdings	152
Total advisory fees paid	$ 572,741
Portfolio turnover rate	49%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	97.7%
Short-Term Investment Funds	4.6%
Other Assets/Liabilities (Net)	(2.3) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	10.3%
BB/Ba	58.8%
B/B	25.4%
CCC	4.1%
Not Rated	0.7%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher rat ings w
ill be used. Where no rating has been assigned, it
ma
y be for reasons unrelated
to
the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone High Yield Fund
INSTITUTIONAL CLASS | THIYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 77	0.72%
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Institutional Class shares performance was 13.70% for the reporting period.
The 12 month period was denoted by strong performance in risk assets as the market began pricing interest rate cuts as well as the potential of a ‘soft or no’ landing scenario. Default rates seemed to level off at a rate below other cycle peaks leading to an overall strength in leveraged credit returns. Financial conditions remained supportive of economic growth as liquidity outside of the traditional banking system remained robust.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Overweight to Media Entertainment Industry	Positive	Strong credit selection among multiple credits led to high sector specific performance.
Overweight to QVC Inc. issue	Positive	A significant overweight to the retailer was positive as it recovered from previous lows by reducing debt and extending its maturities.
Underweight to CCCs	Negative	The Fund was underweight risk relative to the market in anticipation of financial stress in the lower quality segments of the high yield market due to higher interest rates.
The Fund gradually increased its risk positioning as a hard landing scenario, which typically coincides with high default rates and wider credit spreads, seemed to be an unlikely outcome as economic growth remained robust and financial conditions remained accommodative throughout the cycle of higher interest rates.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	13.70%	3.74%	3.98%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA High Yield Cash Pay Index	15.55%	4.53%	4.94%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 106,625,654
Total number of portfolio holdings	152
Total advisory fees paid	$ 572,741
Portfolio turnover rate	49%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	97.7%
Short-Term Investment Funds	4.6%
Other Assets/Liabilities (Net)	(2.3) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	10.3%
BB/Ba	58.8%
B/B	25.4%
CCC	4.1%
Not Rated	0.7%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer
.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Impact Bond Fund
CLASS A | TCPAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Impact Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.76%
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class A shares performance was 11.61% (excluding sales loads) for the reporting period.
Over the 12 month period yields moved materially lower. While much of this is attributable to the Federal Reserve and the moves in underlying interest rates tied to Treasuries, spreads also tightened across the bond market significantly. These moves occurred as the economy remained resilient even as inflation softened considerably.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds.
Security Selection	Positive	Security selection in Mortgage Pass Thru securities and U.S. Agencies benefitted the Fund.
During the 12 month period, the Funds’ allocation to Corporates, Asset Backed Securities, and Municipals decreased modestly, mostly offset by an increase in U.S. Agencies and Mortgage Backed Securities.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	7.96%	-0.43%	0.99%
Class A - excluding sales load	11.61%	-0.03%	1.49%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 601,104,958
Total number of portfolio holdings	271
Total advisory fees paid	$ 1,409,356
Portfolio turnover rate	20%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	28.6%
U.S. Government Agency Obligations	20.9%
U.S. Government Mortgage-Backed Obligations	16.9%
Agency Collateralized Mortgage Obligations	8.4%
U.S. Treasury Obligations	7.0%
Asset-Backed Securities	6.7%
Municipal Bonds	6.2%
Commercial Mortgage-Backed Securities	3.8%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.7%
AA/Aa	11.7%
A/A	11.4%
BBB/Baa	7.0%
BB/Ba	0.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Impact Bond Fund
CLASS C | TCPCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Impact Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 159	1.51%
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class C shares performance was 10.77% (excluding sales loads) for the reporting period.
Over the 12 month period yields moved materially lower. While much of this is attributable to the Federal Reserve and the moves in underlying interest rates tied to Treasuries, spreads also tightened across the bond market significantly. These moves occurred as the economy remained resilient even as inflation softened considerably.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds.
Security Selection	Positive	Security selection in Mortgage Pass Thru securities and U.S. Agencies benefitted the Fund.
During the 12 month period, the Funds’ allocation to Corporates, Asset Backed Securities, and Municipals decreased modestly, mostly offset by an increase in U.S. Agencies and Mortgage Backed Securities.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	9.77%	-0.77%	0.89%
Class C - excluding sales load	10.77%	-0.77%	0.89%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 601,104,958
Total number of portfolio holdings	271
Total advisory fees paid	$ 1,409,356
Portfolio turnover rate	20%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	28.6%
U.S. Government Agency Obligations	20.9%
U.S. Government Mortgage-Backed Obligations	16.9%
Agency Collateralized Mortgage Obligations	8.4%
U.S. Treasury Obligations	7.0%
Asset-Backed Securities	6.7%
Municipal Bonds	6.2%
Commercial Mortgage-Backed Securities	3.8%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.7%
AA/Aa	11.7%
A/A	11.4%
BBB/Baa	7.0%
BB/Ba	0.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer
.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Impact Bond Fund
CLASS Y | TCPYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Impact Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 54	0.51%
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class Y shares performance was 12.00% for the reporting period.
Over the 12 month period yields moved materially lower. While much of this is attributable to the Federal Reserve and the moves in underlying interest rates tied to Treasuries, spreads also tightened across the bond market significantly. These moves occurred as the economy remained resilient even as inflation softened considerably.
The factors that contributed most to the Fund’s performance duri ng th
e period
were
:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds.
Security Selection	Positive	Security selection in Mortgage Pass Thru securities and U.S. Agencies benefitted the Fund.
During the 12 month period, the Funds’ allocation to Corporates, Asset Backed Securities, and Municipals decreased modestly, mostly offset by an increase in U.S. Agencies and Mortgage Backed Securities.
Fund Performance
The following graph compares the initial a
nd subsequ
ent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes max
imum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	12.00%	0.24%	1.75%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 601,104,958
Total number of portfolio holdings	271
Total advisory fees paid	$ 1,409,356
Portfolio turnover rate	20%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	28.6%
U.S. Government Agency Obligations	20.9%
U.S. Government Mortgage-Backed Obligations	16.9%
Agency Collateralized Mortgage Obligations	8.4%
U.S. Treasury Obligations	7.0%
Asset-Backed Securities	6.7%
Municipal Bonds	6.2%
Commercial Mortgage-Backed Securities	3.8%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Qua
l
ity* (% of Fixed Income Secur
iti
es)
AAA/Aaa	69.7%
AA/Aa	11.7%
A/A	11.4%
BBB/Baa	7.0%
BB/Ba	0.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan th
e Q
R code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Impact Bond Fund
INSTITUTIONAL CLASS | TCPNX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Impact Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 43	0.41%
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Institutional Class shares performance was 12.10% for the reporting period.
Over the 12 month period yields moved materially lower. While much of this is attributable to the Federal Reserve and the moves in underlying interest rates tied to Treasuries, spreads als
o tig
htened across the bond market significantly. These moves occurred as the economy remained resilient even as inflation softened considerably.
The factors that contributed most to the Fund’s p
erfor
mance during the period were:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds.
Security Selection	Positive	Security selection in Mortgage Pass Thru securities and U.S. Agencies benefitted the Fund.
During the 12 month period, the Funds’ allocation to Corporates, Asset Backed Securities, and Municipals decreased modestly, mostly offset by an increase in U.S. Agencies and Mortgage Backed Securities.
Fund Performance
The following graph compares the initial and subsequent acco unt
values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes m axim
um sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	12.10%	0.34%	1.86%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 601,104,958
Total number of portfolio holdings	271
Total advisory fees paid	$ 1,409,356
Portfolio turnover rate	20%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	28.6%
U.S. Government Agency Obligations	20.9%
U.S. Government Mortgage-Backed Obligations	16.9%
Agency Collateralized Mortgage Obligations	8.4%
U.S. Treasury Obligations	7.0%
Asset-Backed Securities	6.7%
Municipal Bonds	6.2%
Commercial Mortgage-Backed Securities	3.8%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.7%
AA/Aa	11.7%
A/A	11.4%
BBB/Baa	7.0%
BB/Ba	0.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of th
e issu
er.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Impact Bond Fund
CLASS R6 | TIMPX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Impact Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 39	0.37%
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class R6 shares performance was 12.02% for the reporting period.
Over the 12 month period yields moved materially lower. While much of this is attributable to the Federal Reserve and the moves in underlying interest rates tied to Treasuries, spreads also tighten ed a
cross the bond market significantly. These moves occurred as the economy remained resilient even as inflation softened considerably.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds.
Security Selection	Positive	Security selection in Mortgage Pass Thru securities and U.S. Agencies benefitted the Fund.
During the 12 month period, the Funds’ allocation to Corporates, Asset Backed Securities, and Municipals decreased modestly, mostly offset by an increase in U.S. Agencies and Mortgage Backed Securities.
Fund Performance
The following graph compares the initial and su
bsequ
ent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6 1	12.02%	0.29%	1.78%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
1	The inception date was November 22, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to November 22, 2021.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 601,104,958
Total number of portfolio holdings	271
Total advisory fees paid	$ 1,409,356
Portfolio turnover rate	20%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	28.6%
U.S. Government Agency Obligations	20.9%
U.S. Government Mortgage-Backed Obligations	16.9%
Agency Collateralized Mortgage Obligations	8.4%
U.S. Treasury Obligations	7.0%
Asset-Backed Securities	6.7%
Municipal Bonds	6.2%
Commercial Mortgage-Backed Securities	3.8%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.7%
AA/Aa	11.7%
A/A	11.4%
BBB/Baa	7.0%
BB/Ba	0.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor
Service
("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional infor
matio
n about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the R egul
atory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Fund
CLASS A | TMAPX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 131	1.17%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class A shares performance was 24.28% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell Mid Cap Index during a strong up market, which is expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples and Utilities Sectors	Negative	We were overweight Consumer Staples and underweight Utilities which detracted from relative performance.
Energy and Industrials Sectors	Positive	While sector allocation overall was negative, our underweight position in Energy and our overweight position in Industrials added to relative performance.
Materials and Industrials Stocks	Positive	Strong performance from Materials and Industrials sector stocks in the portfolio was a positive contributor to performance.
Consumer Discretionary and Consumer Staples Stocks	Negative	Weak performance from Consumer Discretionary and Consumer Staples sector stocks in the portfolio was the main driver of relative underperformance.
Quality, Yield and Growth exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period, we established new positions in Tempur Sealy International, Inc. (Consumer Discretionary), Crown Castle Inc. (Real Estate), Bruker Corporation (Health Care), and Keysight Technologies, Inc. (Information Technology), added to positions in Dollar Tree, Inc. (Consumer Staples) and Pool Corporation (Consumer Discretionary), trimmed positions in Old Dominion Freight Line, Inc., Copart, Inc. (both Industrials), NewMarket Corporation, Vulcan Materials Company (both Materials), Aercap Holdings N.V. (Industrials), BellRing Brands, Inc. (Consumer Staples) and Lennox International Inc. (Industrials), and exited CarMax, Inc. (Consumer Discretionary) and Perrigo Company plc (Health Care).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	18.07%	8.73%	10.04%
Class A - excluding sales load	24.28%	9.85%	10.69%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Index	29.33%	11.30%	10.19%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 6,085,137,125
Total number of portfolio holdings	35
Total advisory fees paid	$ 34,583,103
Portfolio turnover rate	13%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	26.4%
Information Technology	12.9%
Financials	12.6%
Consumer Discretionary	12.0%
Materials	10.1%
Consumer Staples	9.8%
Health Care	8.0%
Real Estate	6.5%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Fund
CLASS C | TMCJX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 213	1.91%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common
stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class C shares performance was 23.38% (excluding sales loads) for the
reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell Mid Cap Index during a strong up market, which is expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples and Utilities Sectors	Negative	We were overweight Consumer Staples and underweight Utilities which detracted from relative performance.
Energy and Industrials Sectors	Positive	While sector allocation overall was negative, our underweight position in Energy and our overweight position in Industrials added to relative performance.
Materials and Industrials Stocks	Positive	Strong performance from Materials and Industrials sector stocks in the portfolio was a positive contributor to performance.
Consumer Discretionary and Consumer Staples Stocks	Negative	Weak performance from Consumer Discretionary and Consumer Staples sector stocks in the portfolio was the main driver of relative underperformance.
Quality, Yield and Growth exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period, we established new positions in Tempur Sealy International, Inc. (Consumer Discretionary), Crown Castle Inc. (Real Estate), Bruker Corporation (Health Care), and Keysight Technologies, Inc. (Information Technology), added to positions in Dollar Tree, Inc. (Consumer Staples) and Pool Corporation (Consumer Discretionary), trimmed positions in Old Dominion Freight Line, Inc., Copart, Inc. (both Industrials), NewMarket Corporation, Vulcan Materials Company (both Materials), Aercap Holdings N.V. (Industrials), BellRing Brands, Inc. (Consumer Staples) and Lennox International Inc. (Industrials), and exited CarMax, Inc. (Consumer Discretionary) and Perrigo Company plc (Health Care).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	22.38%	9.06%	10.03%
Class C - excluding sales load	23.38%	9.06%	10.03%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Index	29.33%	11.30%	10.19%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 6,085,137,125
Total number of portfolio holdings	35
Total advisory fees paid	$ 34,583,103
Portfolio turnover rate	13%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	26.4%
Information Technology	12.9%
Financials	12.6%
Consumer Discretionary	12.0%
Materials	10.1%
Consumer Staples	9.8%
Health Care	8.0%
Real Estate	6.5%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Fund
CLASS Y | TMCPX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 101	0.90%
Management’s
Discussion
of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class Y shares performance was 24.61% for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell Mid Cap Index during a strong up market, which is expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples and Utilities Sectors	Negative	We were overweight Consumer Staples and underweight Utilities which detracted from relative performance.
Energy and Industrials Sectors	Positive	While sector allocation overall was negative, our underweight position in Energy and our overweight position in Industrials added to relative performance.
Materials and Industrials Stocks	Positive	Strong performance from Materials and Industrials sector stocks in the portfolio was a positive contributor to performance.
Consumer Discretionary and Consumer Staples Stocks	Negative	Weak performance from Consumer Discretionary and Consumer Staples sector stocks in the portfolio was the main driver of relative underperformance.
Quality, Yield and Growth exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period, we established new positions in
Tempur
Sealy International, Inc. (Consumer Discretionary), Crown Castle Inc. (Real Estate), Bruker Corporation (Health Care), and Keysight Technologies, Inc. (Information Technology), added to positions in Dollar Tree, Inc. (Consumer Staples) and Pool Corporation (Consumer Discretionary), trimmed positions in Old Dominion Freight Line, Inc., Copart, Inc. (both Industrials), NewMarket Corporation, Vulcan Materials Company (both Materials), Aercap Holdings N.V. (Industrials), BellRing Brands, Inc. (Consumer Staples) and Lennox International Inc. (Industrials), and exited CarMax, Inc. (Consumer Discretionary) and Perrigo Company plc (Health Care).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	24.61%	10.15%	10.98%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Index	29.33%	11.30%	10.19%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 6,085,137,125
Total number of portfolio holdings	35
Total advisory fees paid	$ 34,583,103
Portfolio turnover rate	13%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	26.4%
Information Technology	12.9%
Financials	12.6%
Consumer Discretionary	12.0%
Materials	10.1%
Consumer Staples	9.8%
Health Care	8.0%
Real Estate	6.5%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Fund
CLASS Z | TMCTX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 136	1.21%
Management’s Discussion of Fund
Performance
The Fund seeks long-term capital growth by
investing
primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class Z shares performance was 24.24% for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell Mid Cap Index during a strong up market, which is expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples and Utilities Sectors	Negative	We were overweight Consumer Staples and underweight Utilities which detracted from relative performance.
Energy and Industrials Sectors	Positive	While sector allocation overall was negative, our underweight position in Energy and our overweight position in Industrials added to relative performance.
Materials and Industrials Stocks	Positive	Strong performance from Materials and Industrials sector stocks in the portfolio was a positive contributor to performance.
Consumer Discretionary and Consumer Staples Stocks	Negative	Weak performance from Consumer Discretionary and Consumer Staples sector stocks in the portfolio was the main driver of relative underperformance.
Quality, Yield and Growth exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period, we established new positions in Tempur Sealy International, Inc. (Consumer Discretionary), Crown Castle Inc. (Real Estate), Bruker Corporation (Health Care), and Keysight Technologies, Inc. (Information Technology), added to positions in Dollar Tree, Inc. (Consumer Staples) and Pool Corporation (Consumer Discretionary), trimmed positions in Old Dominion Freight Line, Inc., Copart, Inc. (both Industrials), NewMarket Corporation, Vulcan Materials Company (both Materials), Aercap Holdings N.V. (Industrials), BellRing Brands, Inc. (Consumer Staples) and Lennox International Inc. (Industrials), and exited CarMax, Inc. (Consumer Discretionary) and Perrigo Company plc (Health Care).
Fund Performance
The following graph
compares
the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	24.24%	9.84%	10.68%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Index	29.33%	11.30%	10.19%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 6,085,137,125
Total number of portfolio holdings	35
Total advisory fees paid	$ 34,583,103
Portfolio turnover rate	13%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	26.4%
Information Technology	12.9%
Financials	12.6%
Consumer Discretionary	12.0%
Materials	10.1%
Consumer Staples	9.8%
Health Care	8.0%
Real Estate	6.5%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Fund
INSTITUTIONAL CLASS | TMPIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 95	0.85%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Institutional Class shares performance was 24.70% for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell Mid Cap Index during a strong up market, which is expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples and Utilities Sectors	Negative	We were overweight Consumer Staples and underweight Utilities which detracted from relative performance.
Energy and Industrials Sectors	Positive	While sector allocation overall was negative, our underweight position in Energy and our overweight position in Industrials added to relative performance.
Materials and Industrials Stocks	Positive	Strong performance from Materials and Industrials sector stocks in the portfolio was a positive contributor to performance.
Consumer Discretionary and Consumer Staples Stocks	Negative	Weak performance from Consumer Discretionary and Consumer Staples sector stocks in the portfolio was the main driver of relative underperformance.
Quality, Yield and Growth exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period, we
established
new positions in Tempur Sealy International, Inc. (Consumer Discretionary), Crown Castle Inc. (Real Estate), Bruker Corporation (Health Care), and Keysight Technologies, Inc. (Information Technology), added to positions in Dollar Tree, Inc. (Consumer Staples) and Pool Corporation (Consumer Discretionary), trimmed positions in Old Dominion Freight Line, Inc., Copart, Inc. (both Industrials), NewMarket Corporation, Vulcan Materials Company (both Materials), Aercap Holdings N.V. (Industrials), BellRing Brands, Inc. (Consumer Staples) and Lennox International Inc. (Industrials), and exited CarMax, Inc. (Consumer Discretionary) and Perrigo Company plc (Health Care).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	24.70%	10.23%	11.06%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Index	29.33%	11.30%	10.19%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 6,085,137,125
Total number of portfolio holdings	35
Total advisory fees paid	$ 34,583,103
Portfolio turnover rate	13%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	26.4%
Information Technology	12.9%
Financials	12.6%
Consumer Discretionary	12.0%
Materials	10.1%
Consumer Staples	9.8%
Health Care	8.0%
Real Estate	6.5%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Fund
CLASS R6 | TMPRX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund
Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 89	0.79%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class R6 shares performance was 24.76% for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell Mid Cap Index during a strong up market, which is expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples and Utilities Sectors	Negative	We were overweight Consumer Staples and underweight Utilities which detracted from relative performance.
Energy and Industrials Sectors	Positive	While sector allocation overall was negative, our underweight position in Energy and our overweight position in Industrials added to relative performance.
Materials and Industrials Stocks	Positive	Strong performance from Materials and Industrials sector stocks in the portfolio was a positive contributor to performance.
Consumer Discretionary and Consumer Staples Stocks	Negative	Weak performance from Consumer Discretionary and Consumer Staples sector stocks in the portfolio was the main driver of relative underperformance.
Quality, Yield and Growth exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period, we established new positions in
Tempur
Sealy International, Inc. (Consumer Discretionary), Crown Castle Inc. (Real Estate), Bruker Corporation (Health Care), and Keysight Technologies, Inc. (Information Technology), added to positions in Dollar Tree, Inc. (Consumer Staples) and Pool Corporation (Consumer Discretionary), trimmed positions in Old Dominion Freight Line, Inc., Copart, Inc. (both Industrials), NewMarket Corporation, Vulcan Materials Company (both Materials), Aercap Holdings N.V. (Industrials), BellRing Brands, Inc. (Consumer Staples) and Lennox International Inc. (Industrials), and exited CarMax, Inc. (Consumer Discretionary) and Perrigo Company plc (Health Care).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6 1	24.76%	10.25%	11.03%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Index	29.33%	11.30%	10.19%
1	The inception date was February 22, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to February 22, 2021.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 6,085,137,125
Total number of portfolio holdings	35
Total advisory fees paid	$ 34,583,103
Portfolio turnover rate	13%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	26.4%
Information Technology	12.9%
Financials	12.6%
Consumer Discretionary	12.0%
Materials	10.1%
Consumer Staples	9.8%
Health Care	8.0%
Real Estate	6.5%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Value Fund
CLASS A | TCVAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 136	1.24%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing pri
mar
ily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class A shares performance was 20.08% (excluding sales loads) for the reporting period.
The market environment created a difficult backdrop for the team’s investment process during the period. An examination of style factor performance in the Russell Midcap
®
Value Index was muddled, whether looking at price/earnings, beta, return on equity, or market capitalization. The best-performing sectors in the Russell Midcap
®
Value Index over the 12 month period were Utilities, Financials, and Industrials. Notable underperformers of the benchmark’s overall return during the period were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services sector	Positive	No exposure to the sector, which underperformed the benchmark.
Insurance Industry	Positive	The Allstate Corporation, The Progressive Corporation, and Reinsurance Group of America, Incorporated (“RGA”) all outperformed on margin expansion driven by cost controls and positive pricing. Allstate’s sale of its voluntary benefits business simplified the asset mix while providing capital for growth and buybacks. RGA traded higher as its new CEO raised return targets for the business from prior management’s expectations.
Consumer Discretionary sector	Negative	Weakness in LKQ Corp, which experienced several transitory issues during the period, including a worker strike, tax law changes, and dilution from an acquisition. Later in the period, the company underperformed as consumers elected to delay repair work on their vehicles.
Consumer Staples sector	Negative	Darling Ingredients Inc., a global rendering company, declined to provide guidance on a 2024 earnings report as volatility in fat prices clouded the near-term outlook. French fry producer Lamb Weston Holdings Inc. continued to suffer from the impacts of a botched enterprise resource planning implementation in 2024. The company lost market share due to its inability to meet customer demand in the face of a volume slowdown at its quick service customers, resulting in excess capacity and low utilization rates.
As we enter the next annual period, our largest relative overweights are in the Consumer Staples and Industrials sectors. We are notably underweight in Real Estate and Communication Services sectors. These exposures are driven by the opportunity set we see in each sector.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	14.06%	8.05%	7.42%
Class A - excluding sales load	20.08%	9.16%	8.05%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Value Index	29.01%	10.33%	8.93%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the
most
recent performance information.
Key Fund Statistics
Fund net assets	$ 612,944,224
Total number of portfolio holdings	73
Total advisory fees paid	$ 5,465,195
Portfolio turnover rate	29%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	20.5%
Financials	16.3%
Health Care	10.6%
Consumer Staples	9.5%
Utilities	9.1%
Consumer Discretionary	8.2%
Information Technology	8.1%
Materials	6.0%
Real Estate	5.8%
Energy	5.0%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Value Fund
CLASS C | TMFCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 218	1.99%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class C shares performance was 19.16% (excluding sales loads) for the reporting period.
The market environment created a difficult backdrop for the team’s investment process during the period. An examination of style factor performance in the Russell Midcap
®
Value Index was muddled, whether looking at price/earnings, beta, return on equity, or market capitalization. The best-performing sectors in the Russell Midcap
®
Value Index over the 12 month period were Utilities, Financials, and Industrials. Notable underperformers of the benchmark’s overall return during the period were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services sector	Positive	No exposure to the sector, which underperformed the benchmark.
Insurance Industry	Positive	The Allstate Corporation, The Progressive Corporation, and Reinsurance Group of America, Incorporated (“RGA”) all outperformed on margin expansion driven by cost controls and positive pricing. Allstate’s sale of its voluntary benefits business simplified the asset mix while providing capital for growth and buybacks. RGA traded higher as its new CEO raised return targets for the business from prior management’s expectations.
Consumer Discretionary sector	Negative	Weakness in LKQ Corp, which experienced several transitory issues during the period, including a worker strike, tax law changes, and dilution from an acquisition. Later in the period, the company underperformed as consumers elected to delay repair work on their vehicles.
Consumer Staples sector	Negative	Darling Ingredients Inc., a global rendering company, declined to provide guidance on a 2024 earnings report as volatility in fat prices clouded the near-term outlook. French fry producer Lamb Weston Holdings Inc. continued to suffer from the impacts of a botched enterprise resource planning implementation in 2024. The company lost market share due to its inability to meet customer demand in the face of a volume slowdown at its quick service customers, resulting in excess capacity and low utilization rates.
As we enter the next annual period, our largest relative overweights are in the Consumer Staples and Industrials sectors. We are notably underweight in Real Estate and Communication Services sectors. These exposures are driven by the op portu
nity set we see in each sector.
Fund Performance
The following graph compares the initial and subsequent accoun
t v
alues at
the
end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	18.16%	8.35%	7.41%
Class C - excluding sales load	19.16%	8.35%	7.41%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Value Index	29.01%	10.33%	8.93%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the
most
recent performance information.
Key Fund Statistics
Fund net assets	$ 612,944,224
Total number of portfolio holdings	73
Total advisory fees paid	$ 5,465,195
Portfolio turnover rate	29%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	20.5%
Financials	16.3%
Health Care	10.6%
Consumer Staples	9.5%
Utilities	9.1%
Consumer Discretionary	8.2%
Information Technology	8.1%
Materials	6.0%
Real Estate	5.8%
Energy	5.0%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Value Fund
CLASS Y | TCVYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 109	0.99%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class Y shares performance was 20.33% for the reporting period.
The market environment created a difficult backdrop for the team’s investment process during the period. An examination of style factor performance in the Russell Midcap
®
Value Index was muddled, whether looking at price/earnings, beta, return on equity, or market capitalization. The best-performing sectors in the Russell Midcap
®
Value Index over the 12 month period were Utilities, Financials, and Industrials. Notable underperformers of the benchmark’s overall return during the period were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services sector	Positive	No exposure to the sector, which underperformed the benchmark.
Insurance Industry	Positive	The Allstate Corporation, The Progressive Corporation, and Reinsurance Group of America, Incorporated (“RGA”) all outperformed on margin expansion driven by cost controls and positive pricing. Allstate’s sale of its voluntary benefits business simplified the asset mix while providing capital for growth and buybacks. RGA traded higher as its new CEO raised return targets for the business from prior management’s expectations.
Consumer Discretionary sector	Negative	Weakness in LKQ Corp, which experienced several transitory issues during the period, including a worker strike, tax law changes, and dilution from an acquisition. Later in the period, the company underperformed as consumers elected to delay repair work on their vehicles.
Consumer Staples sector	Negative	Darling Ingredients Inc., a global rendering company, declined to provide guidance on a 2024 earnings report as volatility in fat prices clouded the near-term outlook. French fry producer Lamb Weston Holdings Inc. continued to suffer from the impacts of a botched enterprise resource planning implementation in 2024. The company lost market share due to its inability to meet customer demand in the face of a volume slowdown at its quick service customers, resulting in excess capacity and low utilization rates.
As we enter the next annual period, our largest relative overweights are in the Consumer Staples and Industrials sectors. We are notably underweight in Real Estate and Communication Servic
e
s sectors. These exposures are driven by the opportunity set we see in each sector.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	20.33%	9.43%	8.32%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Value Index	29.01%	10.33%	8.93%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the
most
recent performance information.
Key Fund Statistics
Fund net assets	$ 612,944,224
Total number of portfolio holdings	73
Total advisory fees paid	$ 5,465,195
Portfolio turnover rate	29%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	20.5%
Financials	16.3%
Health Care	10.6%
Consumer Staples	9.5%
Utilities	9.1%
Consumer Discretionary	8.2%
Information Technology	8.1%
Materials	6.0%
Real Estate	5.8%
Energy	5.0%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Value Fund
INSTITUTIONAL CLASS | TCVIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 95	0.86%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Institutional Class shares performance was 20.51% for the reporting period.
The market environment created a difficult backdrop for the team’s investment process during the period. An examination of style factor performance in the Russell Midcap
®
Value Index was muddled, whether looking at price/earnings, beta, return on equity, or market capitalization. The best-performing sectors in the Russell Midcap
®
Value Index over the 12 month period were Utilities, Financials, and Industrials. Notable underperformers of the benchmark’s overall return during the period were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services sector	Positive	No exposure to the sector, which underperformed the benchmark.
Insurance Industry	Positive	The Allstate Corporation, The Progressive Corporation, and Reinsurance Group of America, Incorporated (“RGA”) all outperformed on margin expansion driven by cost controls and positive pricing. Allstate’s sale of its voluntary benefits business simplified the asset mix while providing capital for growth and buybacks. RGA traded higher as its new CEO raised return targets for the business from prior management’s expectations.
Consumer Discretionary sector	Negative	Weakness in LKQ Corp, which experienced several transitory issues during the period, including a worker strike, tax law changes, and dilution from an acquisition. Later in the period, the company underperformed as consumers elected to delay repair work on their vehicles.
Consumer Staples sector	Negative	Darling Ingredients Inc., a global rendering company, declined to provide guidance on a 2024 earnings report as volatility in fat prices clouded the near-term outlook. French fry producer Lamb Weston Holdings Inc. continued to suffer from the impacts of a botched enterprise resource planning implementation in 2024. The company lost market share due to its inability to meet customer demand in the face of a volume slowdown at its quick service customers, resulting in excess capacity and low utilization rates.
As we enter the next annual period, our largest relative overweights are in the Consumer Staples and Industrials sectors. We are notably underweight in Real Estate and Communication Services sectors. Th ese
exposures are driven by the opportunity set we see in each sector.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	20.51%	9.58%	8.47%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Value Index	29.01%	10.33%	8.93%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the
most
recent performance information.
Key Fund Statistics
Fund net assets	$ 612,944,224
Total number of portfolio holdings	73
Total advisory fees paid	$ 5,465,195
Portfolio turnover rate	29%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	20.5%
Financials	16.3%
Health Care	10.6%
Consumer Staples	9.5%
Utilities	9.1%
Consumer Discretionary	8.2%
Information Technology	8.1%
Materials	6.0%
Real Estate	5.8%
Energy	5.0%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital International Growth Equity Fund
CLASS A | TPYAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 138	1.18%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class A shares performance was 34.43% (excluding sales loads) for the reporting period.
The Fund outperformed the MSCI All Country World Ex USA Index during the period driven by stock selection. Stylistically, Growth outperformed Value which also created tailwinds. The period marked a highly volatile time for international equities as central banks globally balanced growth, inflation, and increasing geopolitical tensions. Despite the volatile market environment, we continue to see attractive long-term opportunities for our business.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe	Positive	European equities performed strongly during the period. Stock selection for the Fund within the region was particularly driven by Adyen N.V. and CTS Eventim AG & Co.
Information Technology	Positive	Increased demand for semiconductors for artificial intelligence, in addition to other end-markets.
Growth	Positive	Growth equities rallied as central banks globally cut rates. Through September, 2024 was already the third largest year for policy rate cuts ever.
Health Care	Negative	The industry continues to face an unprecedented overlapping of headwinds including rapid demand declines for COVID-19 vaccines, lower levels of biotech funding, and a volatile Chinese macroeconomic environment.
Over the last year, we have taken steps to reduce the Fund’s absolute weight to semiconductors amid strong investment results. Additionally, we have gradually increased our weight to leading Japanese businesses as we believe recently adopted corporate reforms should act as tailwinds for the region.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	27.71%	7.46%	5.59%
Class A - excluding sales load	34.43%	8.58%	6.22%
MSCI All Country World Ex USA Index	25.35%	7.59%	5.22%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 109,051,618
Total number of portfolio holdings	32
Total advisory fees paid	$ 378,368
Portfolio turnover rate	117%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	24.1%
Consumer Discretionary	20.3%
Industrials	19.0%
Communication Services	10.9%
Financials	9.4%
Health Care	6.1%
Consumer Staples	4.2%
Materials	3.5%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.6%
Netherlands	11.9%
Switzerland	9.3%
Brazil	9.2%
Canada	8.8%
India	7.5%
Germany	6.6%
Sweden	6.6%
Italy	5.0%
Taiwan	4.7%
Singapore	4.1%
Denmark	3.6%
United Kingdom	3.0%
Other Countries	4.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital International Growth Equity Fund
CLASS C | TPYCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 229	1.96%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class C shares performance was 33.48% (excluding sales loads) for the reporting period.
The Fund outperformed the MSCI All Country World Ex USA Index during the period driven by stock selection. Stylistically, Growth outperformed Value which also created tailwinds. The period marked a highly volatile time for international equities as central banks globally balanced growth, inflation, and increasing geopolitical tensions. Despite the volatile market environment, we continue to see attractive long-term opportunities for our business.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe	Positive	European equities performed strongly during the period. Stock selection for the Fund within the region was particularly driven by Adyen N.V. and CTS Eventim AG & Co.
Information Technology	Positive	Increased demand for semiconductors for artificial intelligence, in addition to other end-markets.
Growth	Positive	Growth equities rallied as central banks globally cut rates. Through September, 2024 was already the third largest year for policy rate cuts ever.
Health Care	Negative	The industry continues to face an unprecedented overlapping of headwinds including rapid demand declines for COVID-19 vaccines, lower levels of biotech funding, and a volatile Chinese macroeconomic environment.
Over the last year, we have taken steps to reduce the Fund’s absolute weight to semiconductors amid strong investment results. Additionally, we have gradually increased our weight to leading Japanese businesses as we believe recently adopted corporate reforms should act as tailwinds for the region.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	32.48%	7.80%	5.60%
Class C - excluding sales load	33.48%	7.80%	5.60%
MSCI All Country World Ex USA Index	25.35%	7.59%	5.22%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 109,051,618
Total number of portfolio holdings	32
Total advisory fees paid	$ 378,368
Portfolio turnover rate	117%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	24.1%
Consumer Discretionary	20.3%
Industrials	19.0%
Communication Services	10.9%
Financials	9.4%
Health Care	6.1%
Consumer Staples	4.2%
Materials	3.5%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.6%
Netherlands	11.9%
Switzerland	9.3%
Brazil	9.2%
Canada	8.8%
India	7.5%
Germany	6.6%
Sweden	6.6%
Italy	5.0%
Taiwan	4.7%
Singapore	4.1%
Denmark	3.6%
United Kingdom	3.0%
Other Countries	4.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital International Growth Equity Fund
CLASS Y | TPYYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 107	0.91%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class Y shares performance was 34.82% for the reporting period.
The Fund outperformed the MSCI All Country World Ex USA Index during the period driven by stock selection. Stylistically, Growth outperformed Value which also created tailwinds. The period marked a highly volatile time for international equities as central banks globally balanced growth, inflation, and increasing geopolitical tensions. Despite the volatile market environment, we continue to see attractive long-term opportunities for our business.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe	Positive	European equities performed strongly during the period. Stock selection for the Fund within the region was particularly driven by Adyen N.V. and CTS Eventim AG & Co.
Information Technology	Positive	Increased demand for semiconductors for artificial intelligence, in addition to other end-markets.
Growth	Positive	Growth equities rallied as central banks globally cut rates. Through September, 2024 was already the third largest year for policy rate cuts ever.
Health Care	Negative	The industry continues to face an unprecedented overlapping of headwinds including rapid demand declines for COVID-19 vaccines, lower levels of biotech funding, and a volatile Chinese macroeconomic environment.
Over the last year, we have taken steps to reduce the Fund’s absolute weight to semiconductors amid strong investment results. Additionally, we have gradually increased our weight to leading Japanese businesses as we believe recently adopted corporate reforms should act as tailwinds for the region.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	34.82%	8.92%	6.51%
MSCI All Country World Ex USA Index	25.35%	7.59%	5.22%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 109,051,618
Total number of portfolio holdings	32
Total advisory fees paid	$ 378,368
Portfolio turnover rate	117%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	24.1%
Consumer Discretionary	20.3%
Industrials	19.0%
Communication Services	10.9%
Financials	9.4%
Health Care	6.1%
Consumer Staples	4.2%
Materials	3.5%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.6%
Netherlands	11.9%
Switzerland	9.3%
Brazil	9.2%
Canada	8.8%
India	7.5%
Germany	6.6%
Sweden	6.6%
Italy	5.0%
Taiwan	4.7%
Singapore	4.1%
Denmark	3.6%
United Kingdom	3.0%
Other Countries	4.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital International Growth Equity Fund
INSTITUTIONAL CLASS | TPYIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 102	0.87%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Institutional Class shares performance was 34.81% for the reporting period.
The Fund outperformed the MSCI All Country World Ex USA Index during the period driven by stock selection. Stylistically, Growth outperformed Value which also created tailwinds. The period marked a highly volatile time for international equities as central banks globally balanced growth, inflation, and increasing geopolitical tensions. Despite the volatile market environment, we continue to see attractive long-term opportunities for our business.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe	Positive	European equities performed strongly during the period. Stock selection for the Fund within the region was particularly driven by Adyen N.V. and CTS Eventim AG & Co.
Information Technology	Positive	Increased demand for semiconductors for artificial intelligence, in addition to other end-markets.
Growth	Positive	Growth equities rallied as central banks globally cut rates. Through September, 2024 was already the third largest year for policy rate cuts ever.
Health Care	Negative	The industry continues to face an unprecedented overlapping of headwinds including rapid demand declines for COVID-19 vaccines, lower levels of biotech funding, and a volatile Chinese macroeconomic environment.
Over the last year, we have taken steps to reduce the Fund’s absolute weight to semiconductors amid strong investment results. Additionally, we have gradually increased our weight to leading Japanese businesses as we believe recently adopted corporate reforms should act as tailwinds for the region.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class 1	34.81%	8.94%	6.52%
MSCI All Country World Ex USA Index	25.35%	7.59%	5.22%
1	The inception date was August 23, 2019. Performance information was calculated using the historical performance of Class Y shares for the periods prior to August 23, 2019.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 109,051,618
Total number of portfolio holdings	32
Total advisory fees paid	$ 378,368
Portfolio turnover rate	117%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	24.1%
Consumer Discretionary	20.3%
Industrials	19.0%
Communication Services	10.9%
Financials	9.4%
Health Care	6.1%
Consumer Staples	4.2%
Materials	3.5%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.6%
Netherlands	11.9%
Switzerland	9.3%
Brazil	9.2%
Canada	8.8%
India	7.5%
Germany	6.6%
Sweden	6.6%
Italy	5.0%
Taiwan	4.7%
Singapore	4.1%
Denmark	3.6%
United Kingdom	3.0%
Other Countries	4.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital International Growth Equity Fund
CLASS R6 | TPYRX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 96	0.82%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class R6 shares performance was 34.83% for the reporting period.
The Fund outperformed the MSCI All Country World Ex USA Index during the period driven by stock selection. Stylistically, Growth outperformed Value which also created tailwinds. The period marked a highly volatile time for international equities as central banks globally balanced growth, inflation, and increasing geopolitical tensions. Despite the volatile market environment, we continue to see attractive long-term opportunities for our business.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe	Positive	European equities performed strongly during the period. Stock selection for the Fund within the region was particularly driven by Adyen N.V. and CTS Eventim AG & Co.
Information Technology	Positive	Increased demand for semiconductors for artificial intelligence, in addition to other end-markets.
Growth	Positive	Growth equities rallied as central banks globally cut rates. Through September, 2024 was already the third largest year for policy rate cuts ever.
Health Care	Negative	The industry continues to face an unprecedented overlapping of headwinds including rapid demand declines for COVID-19 vaccines, lower levels of biotech funding, and a volatile Chinese macroeconomic environment.
Over the last year, we have taken steps to reduce the Fund’s absolute weight to semiconductors amid strong investment results. Additionally, we have gradually increased our weight to leading Japanese businesses as we believe recently adopted corporate reforms should act as tailwinds for the region.
Fund Perfor
m
ance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6 1	34.83%	8.94%	6.52%
MSCI All Country World Ex USA Index	25.35%	7.59%	5.22%
1	The inception date was August 31, 2023 . Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 31, 2023.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund S
ta
tistics
Fund net assets	$ 109,051,618
Total number of portfolio holdings	32
Total advisory fees paid	$ 378,368
Portfolio turnover rate	117%
Graphical Representation of H
o
ldings
Sector Allocation (% of Net Assets)
Information Technology	24.1%
Consumer Discretionary	20.3%
Industrials	19.0%
Communication Services	10.9%
Financials	9.4%
Health Care	6.1%
Consumer Staples	4.2%
Materials	3.5%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.6%
Netherlands	11.9%
Switzerland	9.3%
Brazil	9.2%
Canada	8.8%
India	7.5%
Germany	6.6%
Sweden	6.6%
Italy	5.0%
Taiwan	4.7%
Singapore	4.1%
Denmark	3.6%
United Kingdom	3.0%
Other Countries	4.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Availability of Additional Information
You can find additional information abo
ut
the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Select Growth Fund
CLASS A | TSNAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 139	1.16%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class A shares performance was 39.94% (excluding sales loads) for the reporting period.
Growth equities advanced, supported by growth in corporate earnings, enthusiasm surrounding the potential of artificial intelligence, and expectations for the Federal Reserve to pivot towards a more accommodative approach to monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology stock performance	Negative	The Fund’s positions in stocks in the Information Technology sector underperformed.
Health Care stock performance	Negative	The Fund’s positions in stocks in the Health Care sector underperformed.
Style Factor exposure	Negative	The strategy benefitted from its overweight to Growth, Momentum, and residual Volatility; however, this was offset by the portfolio’s underweight to the Quality, Size and Dividend Yield factors.
The Fund initiated positions in Nu Holdings Ltd. and Intercontinental Exchange, Inc. (both Financials sector), ASML Holding N.V., Samsara Inc., Apple Inc. (
all
Information Technology sector), Spotify Technology S.A. and Roblox Corp (both Communications sector), and exited its positions in Match Group, Inc. (Communications sector), CoStar Group, Inc. (Real Estate sector), 10x Genomics, Inc. and Align Technology, Inc. (both Health Care sector), and Airbnb, Inc. (Consumer Discretionary sector).
Fund
Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	32.91%	9.57%	9.61%
Class A - excluding sales load	39.94%	10.70%	10.26%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Growth Index	42.19%	19.74%	16.52%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,458,129,714
Total number of portfolio holdings	31
Total advisory fees paid	$ 16,349,661
Portfolio turnover rate	37%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Financials	10.1%
Health Care	6.2%
Industrials	1.6%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Material

Fund

Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407. Effective September 30, 2024, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Select Growth Fund
CLASS C | TSNCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 212	1.77%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class C shares performance was 39.15% (excluding sales loads) for the reporting period.
Growth equities advanced, supported by growth in corporate earnings, enthusiasm surrounding the potential of artificial intelligence, and expectations for the Federal Reserve to pivot towards a more accommodative approach to monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology stock performance	Negative	The Fund’s positions in stocks in the Information Technology sector underperformed.
Health Care stock performance	Negative	The Fund’s positions in stocks in the Health Care sector underperformed.
Style Factor exposure	Negative	The strategy benefitted from its overweight to Growth, Momentum, and residual Volatility; however, this was offset by the portfolio’s underweight to the Quality, Size and Dividend Yield factors.
The Fund initiated positions in Nu
Ho
ldings Ltd. and Intercontinental Exchange, Inc. (both Financials sector), ASML Holding N.V., Samsara Inc., Apple Inc. (all Information Technology sector), Spotify Technology S.A. and Roblox Corp (both Communications sector), and exited its positions in Match Group, Inc. (Communications sector), CoStar Group, Inc. (Real Estate sector), 10x Genomics, Inc. and Align Technology, Inc. (both Health Care sector), and Airbnb, Inc. (Consumer Discretionary sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	38.15%	9.97%	9.61%
Class C - excluding sales load	39.15%	9.97%	9.61%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Growth Index	42.19%	19.74%	16.52%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,458,129,714
Total number of portfolio holdings	31
Total advisory fees paid	$ 16,349,661
Portfolio turnover rate	37%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Financials	10.1%
Health Care	6.2%
Industrials	1.6%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Material

Fund

Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407. Effective September 30, 2024, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Select Growth Fund
CLASS Y | CFSIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 108	0.90%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common
stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class Y shares performance was 40.32% for the reporting period.
Growth equities advanced, supported by growth in corporate earnings, enthusiasm surrounding the potential of artificial intelligence, and expectations for the Federal Reserve to pivot towards a more accommodative approach to monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology stock performance	Negative	The Fund’s positions in stocks in the Information Technology sector underperformed.
Health Care stock performance	Negative	The Fund’s positions in stocks in the Health Care sector underperformed.
Style Factor exposure	Negative	The strategy benefitted from its overweight to Growth, Momentum, and residual Volatility; however, this was offset by the portfolio’s underweight to the Quality, Size and Dividend Yield factors.
The Fund initiated positions in Nu Holdings Ltd. and Intercontinental Exchange, Inc. (both Financials sector), ASML Holding N.V., Samsara Inc., Apple Inc. (all Information Technology sector), Spotify Technology S.A. and Roblox Corp (both Communications sector), and exited its positions in Match Group, Inc. (Communications sector), CoStar Group, Inc. (Real Estate sector), 10x Genomics, Inc. and Align Technology, Inc. (both Health Care sector), and Airbnb, Inc. (Consumer Discretionary sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	40.32%	10.98%	10.54%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Growth Index	42.19%	19.74%	16.52%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,458,129,714
Total number of portfolio holdings	31
Total advisory fees paid	$ 16,349,661
Portfolio turnover rate	37%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Financials	10.1%
Health Care	6.2%
Industrials	1.6%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Material

Fund

Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407. Effective September 30, 2024, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion. Additionally, the expense limitations were reduced to 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes Y, Z, Institutional Class and Class R6 shares, respectively.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Select Growth Fund
CLASS Z | PTSGX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 140	1.17%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class Z shares performance was 40.00% for the reporting period.
Growth equities advanced, supported by growth in corporate earnings, enthusiasm surrounding the potential of artificial intelligence, and expectations for the Federal Reserve to pivot towards a more accommodative approach to monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology stock performance	Negative	The Fund’s positions in stocks in the Information Technology sector underperformed.
Health Care stock performance	Negative	The Fund’s positions in stocks in the Health Care sector underperformed.
Style Factor exposure	Negative	The strategy benefitted from its overweight to Growth, Momentum, and residual Volatility; however, this was offset by the portfolio’s underweight to the Quality, Size and Dividend Yield factors.
The Fund initiated positions in Nu Holdings Ltd. and Intercontinental Exchange, Inc. (both Financials sector), ASML Holding N.V., Samsara Inc., Apple Inc. (all Information Technology sector), Spotify Technology S.A. and Roblox Corp (both Communications sector), and exited its positions in Match Group, Inc. (Communications sector), CoStar Group, Inc. (Real Estate sector), 10x Genomics, Inc. and Align Technology, Inc. (both Health Care sector), and Airbnb, Inc. (Consumer Discretionary sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	40.00%	10.68%	10.26%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Growth Index	42.19%	19.74%	16.52%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,458,129,714
Total number of portfolio holdings	31
Total advisory fees paid	$ 16,349,661
Portfolio turnover rate	37%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Financials	10.1%
Health Care	6.2%
Industrials	1.6%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Material

Fund

Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407. Effective September 30, 2024, the Fund pays its investment adviser, T ouchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion.
Additionally, the expense limitations were reduced to 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes Y, Z, Institutional Class and Class R6 shares, respectively.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Select Growth Fund
INSTITUTIONAL CLASS | CISGX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 97	0.81%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Institutional Class shares performance was 40.48% for the reporting period.
Growth equities advanced, supported by growth in corporate earnings, enthusiasm surrounding the potential of artificial intelligence, and expectations for the Federal Reserve to pivot towards a more accommodative approach to monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology stock performance	Negative	The Fund’s positions in stocks in the Information Technology sector underperformed.
Health Care stock performance	Negative	The Fund’s positions in stocks in the Health Care sector underperformed.
Style Factor exposure	Negative	The strategy benefitted from its overweight to Growth, Momentum, and residual Volatility; however, this was offset by the portfolio’s underweight to the Quality, Size and Dividend Yield factors.
The Fund initiated positions in Nu Hol
din
gs Ltd. and Intercontinental Exchange, Inc. (both Financials sector), ASML Holding N.V., Samsara Inc., Apple Inc. (all Information Technology sector), Spotify Technology S.A. and Roblox Corp (both Communications sector), and exited its positions in Match Group, Inc. (Communications sector), CoStar Group, Inc. (Real Estate sector), 10x Genomics, Inc. and Align Technology, Inc. (both Health Care sector), and Airbnb, Inc. (Consumer Discretionary sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class 1	40.48%	11.00%	10.42%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Growth Index	42.19%	19.74%	16.52%
1	The inception date was September 1, 2020. Performance information was calculated using the historical performance of Class Z shares for the periods prior to September 1, 2020.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,458,129,714
Total number of portfolio holdings	31
Total advisory fees paid	$ 16,349,661
Portfolio turnover rate	37%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Financials	10.1%
Health Care	6.2%
Industrials	1.6%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Material

Fund

Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407. Effective September 30, 2024, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion. Additionally, the expense limitations were reduced to 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes Y, Z, Institutional Class and Class R6 shares, respectively.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Select Growth Fund
CLASS R6 | TSNRX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 90	0.75%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class R6 shares performance was 40.49% for the reporting period.
Growth equities advanced, supported by growth in corporate earnings, enthusiasm surrounding the potential of artificial intelligence, and expectations for the Federal Reserve to pivot towards a more accommodative approach to monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology stock performance	Negative	The Fund’s positions in stocks in the Information Technology sector underperformed.
Health Care stock performance	Negative	The Fund’s positions in stocks in the Health Care sector underperformed.
Style Factor exposure	Negative	The strategy benefitted from its overweight to Growth, Momentum, and residual Volatility; however, this was offset by the portfolio’s underweight to the Quality, Size and Dividend Yield factors.
The Fund initiated positions in Nu Holdings Ltd. and Inte
rco
ntinental Exchange, Inc. (both Financials sector), ASML Holding N.V., Samsara Inc., Apple Inc. (all Information Technology sector), Spotify Technology S.A. and Roblox Corp (both Communications sector), and exited its positions in Match Group, Inc. (Communications sector), CoStar Group, Inc. (Real Estate sector), 10x Genomics, Inc. and Align Technology, Inc. (both Health Care sector), and Airbnb, Inc. (Consumer Discretionary sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6 1	40.49%	11.04%	10.44%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Growth Index	42.19%	19.74%	16.52%
1	The inception date was September 1, 2020. Performance information was calculated using the historical performance of Class Z shares for the periods prior to September 1, 2020.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,458,129,714
Total number of portfolio holdings	31
Total advisory fees paid	$ 16,349,661
Portfolio turnover rate	37%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Financials	10.1%
Health Care	6.2%
Industrials	1.6%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Material

Fund

Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407. Effective September 30, 2024, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion. Additionally, the expense limitations were reduced to 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes Y, Z, Institutional Class and Class R6 shares, respectively.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Fund
CLASS A | TSFAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 138	1.25%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class A shares performance was 20.91% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell 2000
®
Index during a strong up market, which can be expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care and Communication Services Stocks	Negative	Overall, stock selection detracted from performance over the 12 month period. Weak performance from Health Care and Communication Services sector stocks in the portfolio was the main driver of relative underperformance.
Industrials and Consumer Discretionary Stocks	Positive	Strong performance from Industrials and Consumer Discretionary sector stocks in the portfolio was a positive contributor to performance.
Energy and Utilities Sectors	Positive	Our underweight position in Energy and Utilities sectors added to relative performance.
Health Care and Information Technology Sectors	Negative	While sector allocation overall was positive, our underweight position in Health Care and our overweight position in Information Technology detracted from relative performance.
Quality, Yield and Growth Exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period we established new positions in Gates Industrial Corporation plc (Industrial sector), DoubleVerify Holdings, Inc. (Information Technology sector), Certara, Inc. (Health Care sector), Revolve Group, Inc. (Consumer Discretionary sector), and ePlus Inc. (Information Technology sector), added to positions in Haemonetics Corporation (Health Care sector), Atlantic Union Bankshares Corporation (Financials sector), Enovis Corporation (Health Care sector), Cannae Holdings, Inc. (Financials sector), Marten Transport, Ltd. (Industrials sector), and Essential Properties Realty Trust, Inc. (Real Estate sector), trimmed positions in NewMarket Corporation (Materials sector), Temper Sealy International Inc. (Consumer Discretionary sector), ACI Worldwide, Inc.,
Qu
alys, Inc. (both Information Technology sector), Matson Inc. (Industrials sector), and Murphy USA Inc. (Consumer Discretionary sector), and exited Malibu Boats, Inc. (Consumer Discretionary sector), Masonite International, due to acquisition,
(In
dustrials sector), and LivaNova plc (Health Care sector). In addition, during September 2024, Dril-Quip Inc. completed a merger with Innovex Downhole Solutions. The combined company is now called Innovex International, Inc. (Energy sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	14.83%	8.97%	6.15%
Class A - excluding sales load	20.91%	10.09%	6.78%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Index	26.76%	9.39%	8.78%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 276,297,761
Total number of portfolio holdings	37
Total advisory fees paid	$ 1,854,357
Portfolio turnover rate	16%
Graphical Representation of Holdings
Sector Allocat
io
n (% of Net Assets)
Industrials	22.4%
Information Technology	18.6%
Financials	17.3%
Consumer Discretionary	15.9%
Real Estate	7.6%
Health Care	6.8%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	1.4%
Energy	0.5%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(2.8) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Fund
CLASS C | TSFCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $1 0,0 00 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 220	2.00%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class C shares performance was 20.08% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell 2000
®
Index during a strong up market, which can be expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care and Communication Services Stocks	Negative	Overall, stock selection detracted from performance over the 12 month period. Weak performance from Health Care and Communication Services sector stocks in the portfolio was the main driver of relative underperformance.
Industrials and Consumer Discretionary Stocks	Positive	Strong performance from Industrials and Consumer Discretionary sector stocks in the portfolio was a positive contributor to performance.
Energy and Utilities Sectors	Positive	Our underweight position in Energy and Utilities sectors added to relative performance.
Health Care and Information Technology Sectors	Negative	While sector allocation overall was positive, our underweight position in Health Care and our overweight position in Information Technology detracted from relative performance.
Quality, Yield and Growth Exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period we established new positions in Gates Industrial Corporation plc (Industrial sector), DoubleVerify Holdings, Inc. (Information Technology sector), Certara, Inc. (Health Care sector), Revolve Group, Inc. (Consumer Discretionary sector), and ePlus Inc. (Information Technology sector), added to positions in Haemonetics Corporation (Health Care sector), Atlantic Union Bankshares Corporation (Financials sector), Enovis Corporation (Health Care sector), Cannae Holdings, Inc. (Financials sector), Ma rte
n Transport, Ltd. (Industrials sector), and Essential Properties Realty Trust, Inc. (Real Estate sector), trimmed positions in NewMarket Corporation (Materials sector), Temper Sealy International Inc. (Consumer Discretionary sector), ACI Worldwide, Inc., Qualys, Inc. (both Information Technology sector), Matson Inc. (Industrials sector), and Murphy USA Inc. (Consumer Discretionary sector), and exited Malibu Boats, Inc. (Consumer Discretionary sector), Masonite International, due to acquisition, (Industrials sector), and LivaNova plc (Health Care sector). In addition, during September 2024, Dril-Quip Inc. completed a merger with Innovex Downhole Solutions. The combined company is now called Innovex International, Inc. (Energy sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	19.08%	9.31%	6.16%
Class C - excluding sales load	20.08%	9.31%	6.16%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Index	26.76%	9.39%	8.78%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 276,297,761
Total number of portfolio holdings	37
Total advisory fees paid	$ 1,854,357
Portfolio turnover rate	16%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.4%
Information Technology	18.6%
Financials	17.3%
Consumer Discretionary	15.9%
Real Estate	7.6%
Health Care	6.8%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	1.4%
Energy	0.5%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(2.8) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Fund
CLASS Y | TSFYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 111	1.00%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class Y shares performance was 21.28% for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell 2000
®
Index during a strong up market, which can be expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care and Communication Services Stocks	Negative	Overall, stock selection detracted from performance over the 12 month period. Weak performance from Health Care and Communication Services sector stocks in the portfolio was the main driver of relative underperformance.
Industrials and Consumer Discretionary Stocks	Positive	Strong performance from Industrials and Consumer Discretionary sector stocks in the portfolio was a positive contributor to performance.
Energy and Utilities Sectors	Positive	Our underweight position in Energy and Utilities sectors added to relative performance.
Health Care and Information Technology Sectors	Negative	While sector allocation overall was positive, our underweight position in Health Care and our overweight position in Information Technology detracted from relative performance.
Quality, Yield and Growth Exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period we established new positions in Gates Industrial Corporation plc (Industrial sector), DoubleVerify Holdings, Inc. (Information Technology sector), Certara, Inc. (Health Care sector), Revolve Group, Inc. (Consumer Discretionary sector), and ePlus Inc. (Information Technology sector), added to positions in Haemonetics Corporation (Health Care sector), Atlantic Union Bankshares Corporation (Financials sector), Enovis Corporation (Health Care sector), Cannae Holdings, Inc. (Financials sector), Marten Transport, Ltd. (Industrials sector), and Essential Properties Realty Trust, Inc. (Real Estate sector), trimmed positions in NewMarket Corporation (Materials sector), Temper Sealy International Inc. (Consumer Discretionary sector), ACI Worldwide, Inc., Qualys, Inc. (both Information Technology sector), Matson Inc. (Industrials sector), and Murphy USA Inc. (Consumer Discretionary sector), and exited Malibu Boats, Inc. (Consumer Discretionary sector), Masonite International, due to acquisition, (Industrials sector), and LivaNova plc (Health Care sector). In addition, during September 2024, Dril-Quip Inc. completed a merger with Innovex Downhole Solutions. The combined company is now called Innovex International, Inc. (Energy sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	21.28%	10.38%	7.06%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Index	26.76%	9.39%	8.78%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most r
ece
nt performance information.
Key Fund Statistics
Fund net assets	$ 276,297,761
Total number of portfolio holdings	37
Total advisory fees paid	$ 1,854,357
Portfolio turnover rate	16%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.4%
Information Technology	18.6%
Financials	17.3%
Consumer Discretionary	15.9%
Real Estate	7.6%
Health Care	6.8%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	1.4%
Energy	0.5%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(2.8) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Fund
INSTITUTIONAL CLASS | TSFIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 102	0.92%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Institutional Class shares performance was 21.29% for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell 2000
®
Index during a strong up market, which can be expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care and Communication Services Stocks	Negative	Overall, stock selection detracted from performance over the 12 month period. Weak performance from Health Care and Communication Services sector stocks in the portfolio was the main driver of relative underperformance.
Industrials and Consumer Discretionary Stocks	Positive	Strong performance from Industrials and Consumer Discretionary sector stocks in the portfolio was a positive contributor to performance.
Energy and Utilities Sectors	Positive	Our underweight position in Energy and Utilities sectors added to relative performance.
Health Care and Information Technology Sectors	Negative	While sector allocation overall was positive, our underweight position in Health Care and our overweight position in Information Technology detracted from relative performance.
Quality, Yield and Growth Exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period we established new positions in Gates Industrial Corporation plc (Industrial sector), DoubleVerify Holdings, Inc. (Information Technology sector), Certara, Inc. (Health Care sector), Revolve Group, Inc. (Consumer Discretionary sector), and ePlus Inc. (Information Technology sector), added to positions in Haemonetics Corporation (Health Care sector), Atlantic Union Bankshares Corporation (Financials sector), Enovis Corporation (Health Care sector), Cannae Holdings, Inc. (Financials sector), Marten Transport, Ltd. (Industrials sector), and Essential Properties Realty Trust, Inc. (Real Estate sector), trimmed positions in NewMarket Corporation (Materials sector), Temper Sealy International Inc. (Consumer Discretionary sector), ACI Worldwide, Inc., Qualys, Inc. (both Information Technology sector), Matson Inc. (Industrials sector), and Murphy USA Inc. (Consumer Discretionary sector), and exited Malibu Boats, Inc. (Consumer Discretionary sector), Masonite International, due to acquisition, (Industrials sector), and LivaNova plc (Health Care sector). In addition, during September 2024, Dril-Quip Inc. completed a merger with Innovex Downhole Solutions. The combined company is now called Innovex International, Inc. (Energy sector).
Fund Performance
The following graph compares the initial and
subsequent
account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	21.29%	10.45%	7.14%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Index	26.76%	9.39%	8.78%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund
Statistics
Fund net assets	$ 276,297,761
Total number of portfolio holdings	37
Total advisory fees paid	$ 1,854,357
Portfolio turnover rate	16%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.4%
Information Technology	18.6%
Financials	17.3%
Consumer Discretionary	15.9%
Real Estate	7.6%
Health Care	6.8%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	1.4%
Energy	0.5%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(2.8) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Value Fund
CLASS A | TVOAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 154	1.39%
Management’s Dis
c
ussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class A shares performance was 22.07% (excluding sales loads) for the reporting period.
Style factors created a modestly negative to neutral backdrop for the Fund in the trailing 12 months ending September 30, 2024. High beta was strongly in favor late in 2023 and in early 2024, which created a headwind that abated somewhat later in the period. In the benchmark Russell 2000
®
Value Index, Financials, Real Estate, Consumer Discretionary, and Industrials sectors outperformed the overall return for the benchmark while the most significant underperformers were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Led by EMCOR Group Inc. and CACI International Inc. EMCOR, an engineering and construction company, reported strong results leading to margin and multiple expansion while CACI beat earnings expectations and raised forward guidance on continued positive bookings.
Real Estate sector	Positive	Concentrated in the Fund’s position in Newmark Group, Inc.; a turn in the commercial real estate markets as interest rate decreases should drive better demand for its real estate service offerings.
Health Care sector	Negative	Medical device company Integra LifeSciences Holdings Corporation continues to experience execution issues related to compliance which has led to reduced earnings expectations. QuidelOrtho Corporation, a medical testing company, experienced lower flu and COVID-related volumes resulting in reduced guidance for the year. The resignation of the CEO also impacted investor sentiment, although the stock has recovered more recently as investors gained confidence in the new CEO’s strategy to streamline operations and reduce their debt load.
Materials sector	Negative	Arcadium Lithium plc, a company formed by the merger of Livent Corporation and Allkem Ltd., underperformed as the shareholder base consolidated and lithium prices experienced an accelerated decline in early 2024.
We have not made material changes to portfolio positioning in the 12 months ending September 30, 2024. At the onset of the fourth quarter 2024, our largest relative overweight position is in the Industrials sector. We are notably underweight in Financials and Communication Services. These exposures are driven by the opportunity set we see in each sector
.
Fund Perfo
rm
ance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	15.96%	8.96%	6.53%
Class A - excluding sales load	22.07%	10.08%	7.16%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Value Index	25.88%	9.29%	8.22%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most re
cent
performance information.
Key Fund Statistics
Fund net assets	$ 216,872,292
Total number of portfolio holdings	90
Total advisory fees paid	$ 1,316,077
Portfolio turnover rate	17%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.2%
Industrials	21.5%
Consumer Discretionary	10.6%
Real Estate	8.5%
Health Care	8.2%
Information Technology	7.0%
Energy	5.6%
Consumer Staples	5.3%
Materials	5.1%
Utilities	4.2%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.6) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Value Fund
CLASS C | TVOCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 237	2.14%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class C shares performance was 21.12% (excluding sales loads) for the reporting period.
Style factors created a modestly negative to neutral backdrop for the Fund in the trailing 12 months ending September 30, 2024. High beta was strongly in favor late in 2023 and in early 2024, which created a headwind that abated somewhat later in the period. In the benchmark Russell 2000
®
Value Index, Financials, Real Estate, Consumer Discretionary, and Industrials sectors outperformed the overall return for the benchmark while the most significant underperformers were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Led by EMCOR Group Inc. and CACI International Inc. EMCOR, an engineering and construction company, reported strong results leading to margin and multiple expansion while CACI beat earnings expectations and raised forward guidance on continued positive bookings.
Real Estate sector	Positive	Concentrated in the Fund’s position in Newmark Group, Inc.; a turn in the commercial real estate markets as interest rate decreases should drive better demand for its real estate service offerings.
Health Care sector	Negative	Medical device company Integra LifeSciences Holdings Corporation continues to experience execution issues related to compliance which has led to reduced earnings expectations. QuidelOrtho Corporation, a medical testing company, experienced lower flu and COVID-related volumes resulting in reduced guidance for the year. The resignation of the CEO also impacted investor sentiment, although the stock has recovered more recently as investors gained confidence in the new CEO’s strategy to streamline operations and reduce their debt load.
Materials sector	Negative	Arcadium Lithium plc, a company formed by the merger of Livent Corporation and Allkem Ltd., underperformed as the shareholder base consolidated and lithium prices experienced an accelerated decline in early 2024.
We have not made material changes to portfolio positioning in the 12 months ending September 30, 2024. At the onset of the fourth quarter 2024, our largest relative overweight position is in the Industrials sector. We are notably underweight in Financials and Communication Services. These exposures are driven by the opportunity set we see in each sector
.
Fund
Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	20.12%	9.27%	6.52%
Class C - excluding sales load	21.12%	9.27%	6.52%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Value Index	25.88%	9.29%	8.22%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the
most
recent performance information.
Key Fund Statistics
Fund net assets	$ 216,872,292
Total number of portfolio holdings	90
Total advisory fees paid	$ 1,316,077
Portfolio turnover rate	17%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.2%
Industrials	21.5%
Consumer Discretionary	10.6%
Real Estate	8.5%
Health Care	8.2%
Information Technology	7.0%
Energy	5.6%
Consumer Staples	5.3%
Materials	5.1%
Utilities	4.2%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.6) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Value Fund
CLASS Y | TVOYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 127	1.14%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class Y shares performance was 22.33% for the reporting period.
Style factors created a modestly negative to neutral backdrop for the Fund in the trailing 12 months ending September 30, 2024. High beta was strongly in favor late in 2023 and in early 2024, which created a headwind that abated somewhat later in the period. In the benchmark Russell 2000
®
Value Index, Financials, Real Estate, Consumer Discretionary, and Industrials sectors outperformed the overall return for the benchmark while the most significant underperformers were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Led by EMCOR Group Inc. and CACI International Inc. EMCOR, an engineering and construction company, reported strong results leading to margin and multiple expansion while CACI beat earnings expectations and raised forward guidance on continued positive bookings.
Real Estate sector	Positive	Concentrated in the Fund’s position in Newmark Group, Inc.; a turn in the commercial real estate markets as interest rate decreases should drive better demand for its real estate service offerings.
Health Care sector	Negative	Medical device company Integra LifeSciences Holdings Corporation continues to experience execution issues related to compliance which has led to reduced earnings expectations. QuidelOrtho Corporation, a medical testing company, experienced lower flu and COVID-related volumes resulting in reduced guidance for the year. The resignation of the CEO also impacted investor sentiment, although the stock has recovered more recently as investors gained confidence in the new CEO’s strategy to streamline operations and reduce their debt load.
Materials sector	Negative	Arcadium Lithium plc, a company formed by the merger of Livent Corporation and Allkem Ltd., underperformed as the shareholder base consolidated and lithium prices experienced an accelerated decline in early 2024.
We have not made material changes to portfolio positioning in the 12 months ending September 30, 2024. At the onset of the fourth quarter 2024, our largest relative overweight position is in the Industrials sector. We are notably underweight in Financials and Communication Services. These exposures are driven by the opportunity set we see in each sector.
Fund
Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	22.33%	10.35%	7.43%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Value Index	25.88%	9.29%	8.22%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the
most
recent performance information.
Key Fund Statistics
Fund net assets	$ 216,872,292
Total number of portfolio holdings	90
Total advisory fees paid	$ 1,316,077
Portfolio turnover rate	17%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.2%
Industrials	21.5%
Consumer Discretionary	10.6%
Real Estate	8.5%
Health Care	8.2%
Information Technology	7.0%
Energy	5.6%
Consumer Staples	5.3%
Materials	5.1%
Utilities	4.2%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.6) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Cap Value Fund
INSTITUTIONAL CLASS | TVOIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 110	0.99%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Institutional Class shares performance was 22.53% for the reporting period.
Style factors created a modestly negative to neutral backdrop for the Fund in the trailing 12 months ending September 30, 2024. High beta was strongly in favor late in 2023 and in early 2024, which created a headwind that abated somewhat later in the period. In the benchmark Russell 2000
®
Value Index, Financials, Real Estate, Consumer Discretionary, and Industrials sectors outperformed the overall return for the benchmark while the most significant underperformers were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Led by EMCOR Group Inc. and CACI International Inc. EMCOR, an engineering and construction company, reported strong results leading to margin and multiple expansion while CACI beat earnings expectations and raised forward guidance on continued positive bookings.
Real Estate sector	Positive	Concentrated in the Fund’s position in Newmark Group, Inc.; a turn in the commercial real estate markets as interest rate decreases should drive better demand for its real estate service offerings.
Health Care sector	Negative	Medical device company Integra LifeSciences Holdings Corporation continues to experience execution issues related to compliance which has led to reduced earnings expectations. QuidelOrtho Corporation, a medical testing company, experienced lower flu and COVID-related volumes resulting in reduced guidance for the year. The resignation of the CEO also impacted investor sentiment, although the stock has recovered more recently as investors gained confidence in the new CEO’s strategy to streamline operations and reduce their debt load.
Materials sector	Negative	Arcadium Lithium plc, a company formed by the merger of Livent Corporation and Allkem Ltd., underperformed as the shareholder base consolidated and lithium prices experienced an accelerated decline in early 2024.
We have not made material changes to portfolio positioning in the 12 months ending September 30, 2024. At the onset of the fourth quarter 2024, our largest relative overweight position is in the Industrials sector. We are notably underweight in Financials and Communication Services. These exposures are driven by the opportunity set we see in each sector.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	22.53%	10.54%	7.60%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Value Index	25.88%	9.29%	8.22%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 216,872,292
Total number of portfolio holdings	90
Total advisory fees paid	$ 1,316,077
Portfolio turnover rate	17%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.2%
Industrials	21.5%
Consumer Discretionary	10.6%
Real Estate	8.5%
Health Care	8.2%
Information Technology	7.0%
Energy	5.6%
Consumer Staples	5.3%
Materials	5.1%
Utilities	4.2%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.6) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Ultra Short Duration Fixed Income Fund
CLASS A | TSDAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 67	0.65%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class A shares performance was 7.09% (excluding sales loads) for the reporting period.
During the 12 months ending September 30, 2024, the ultrashort duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied for the 1-2 year Treasury, while 3-month and 6-month Treasuries also rallied, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during that time period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 50 to 145 basis points (“bps”) lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures in the 1–2-year part of the curve.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the reporting period. Fund option-adjusted spread compressed from 185bps to 148bps over the reporting period, with the most significant sector spread tightening in its Collateralized Loan Obligation (“CLO”) exposure (75bps tighter), Residential Mortgage Backed Securities (“RMBS”) (68bps tighter), and Commercial Mortgage Backed Securities (“CMBS”) (34bps tighter).
Carry	Positive	Portfolio yield was a significant driver of performance over the reporting period. Portfolio yield to call as of September 30, 2023 was 7.23%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors over the past year, versus Investment Grade (“IG”) Credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 7.36% for CLOs to 10.78% for RMBS, comparing favorably versus the Fund’s IG Credit return of 6.86% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Equivalents to start the fiscal year, as a conservative positioning during a period where redemption activity had been abnormally high. This emphasis on liquidity created a cash drag on assets that could have otherwise been more fully invested in higher yielding sectors.
Fund management made significant positioning changes over the trailing 12-month period ended September 30, 2024, including a large increase in Asset Backed Securities, a reduction in Cash Equivalents, RMBS, CMBS and CLOs, and marginal changes in IG Credit and Agency Debenture exposure. Credit quality remained consistent at AA-, while duration increased marginally from 0.57 years to 0.60 years.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	4.89%	2.10%	1.79%
Class A - excluding sales load	7.09%	2.52%	2.00%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
ICE BofA 1-Year U.S. Treasury Note Index	5.87%	1.99%	1.55%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 518,112,946
Total number of portfolio holdings	216
Total advisory fees paid	$ 882,614
Portfolio turnover rate	78%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	47.1%
Corporate Bonds	18.2%
Commercial Mortgage-Backed Securities	18.2%
Non-Agency Collateralized Mortgage Obligations	8.5%
Commercial Paper	5.7%
Municipal Bonds	1.0%
U.S. Government Mortgage-Backed Obligations	0.7%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.8%
AA/Aa	16.1%
A/A	14.5%
BBB/Baa	13.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Ultra Short Duration Fixed Income Fund
CLASS C | TSDCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 119	1.15%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class C shares performance was 6.55% (excluding sales loads) for the reporting period.
During the 12 months ending September 30, 2024, the ultrashort duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied for the 1-2 year Treasury, while 3-month and 6-month Treasuries also rallied, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during that time period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 50 to 145 basis points (“bps”) lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures in the 1–2-year part of the curve.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the reporting period. Fund option-adjusted spread compressed from 185bps to 148bps over the reporting period, with the most significant sector spread tightening in its Collateralized Loan Obligation (“CLO”) exposure (75bps tighter), Residential Mortgage Backed Securities (“RMBS”) (68bps tighter), and Commercial Mortgage Backed Securities (“CMBS”) (34bps tighter).
Carry	Positive	Portfolio yield was a significant driver of performance over the reporting period. Portfolio yield to call as of September 30, 2023 was 7.23%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors over the past year, versus Investment Grade (“IG”) Credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 7.36% for CLOs to 10.78% for RMBS, comparing favorably versus the Fund’s IG Credit return of 6.86% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Equivalents to start the fiscal year, as a conservative positioning during a period where redemption activity had been abnormally high. This emphasis on liquidity created a cash drag on assets that could have otherwise been more fully invested in higher yielding sectors.
Fund management made significant positioning changes over the trailing 12-month period ended September 30, 2024, including a large increase in Asset Backed Securities, a reduction in Cash Equivalents, RMBS, CMBS and CLOs, and marginal changes in IG Credit and Agency Debenture exposure. Credit quality remained consistent at AA-, while duration increased marginally from 0.57 years to 0.60 years.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	5.55%	2.03%	1.60%
Class C - excluding sales load	6.55%	2.03%	1.60%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
ICE BofA 1-Year U.S. Treasury Note Index	5.87%	1.99%	1.55%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 518,112,946
Total number of portfolio holdings	216
Total advisory fees paid	$ 882,614
Portfolio turnover rate	78%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	47.1%
Corporate Bonds	18.2%
Commercial Mortgage-Backed Securities	18.2%
Non-Agency Collateralized Mortgage Obligations	8.5%
Commercial Paper	5.7%
Municipal Bonds	1.0%
U.S. Government Mortgage-Backed Obligations	0.7%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.8%
AA/Aa	16.1%
A/A	14.5%
BBB/Baa	13.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Ultra Short Duration Fixed Income Fund
CLASS S | SSSGX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$ 93	0.90%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class S shares performance was 6.81% for the reporting period.
During the 12 months ending September 30, 2024, the ultrashort duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied for the 1-2 year Treasury, while 3-month and 6-month Treasuries also rallied, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during that time period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 50 to 145 basis points (“bps”) lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures in the 1–2-year part of the curve.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the reporting period. Fund option-adjusted spread compressed from 185bps to 148bps over the reporting period, with the most significant sector spread tightening in its Collateralized Loan Obligation (“CLO”) exposure (75bps tighter), Residential Mortgage Backed Securities (“RMBS”) (68bps tighter), and Commercial Mortgage Backed Securities (“CMBS”) (34bps tighter).
Carry	Positive	Portfolio yield was a significant driver of performance over the reporting period. Portfolio yield to call as of September 30, 2023 was 7.23%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors over the past year, versus Investment Grade (“IG”) Credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 7.36% for CLOs to 10.78% for RMBS, comparing favorably versus the Fund’s IG Credit return of 6.86% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Equivalents to start the fiscal year, as a conservative positioning during a period where redemption activity had been abnormally high. This emphasis on liquidity created a cash drag on assets that could have otherwise been more fully invested in higher yielding sectors.
Fund management made significant positioning changes over the trailing 12-month period ended September 30, 2024, including a large increase in Asset Backed Securities, a reduction in Cash Equivalents, RMBS, CMBS and CLOs, and marginal changes in IG Credit and Agency Debenture exposure. Credit quality remained consistent at AA-, while duration increased marginally from 0.57 years to 0.60 years.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class S 1	6.81%	2.29%	1.74%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
ICE BofA 1-Year U.S. Treasury Note Index	5.87%	1.99%	1.55%
1	The inception date was October 27, 2017. Performance information was calculated using the historical performance of Class Z shares for the periods prior to October 27, 2017.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 518,112,946
Total number of portfolio holdings	216
Total advisory fees paid	$ 882,614
Portfolio turnover rate	78%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	47.1%
Corporate Bonds	18.2%
Commercial Mortgage-Backed Securities	18.2%
Non-Agency Collateralized Mortgage Obligations	8.5%
Commercial Paper	5.7%
Municipal Bonds	1.0%
U.S. Government Mortgage-Backed Obligations	0.7%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.8%
AA/Aa	16.1%
A/A	14.5%
BBB/Baa	13.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Ultra Short Duration Fixed Income Fund
CLASS Y | TSYYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 41	0.40%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class Y shares performance was 7.35% for the reporting period.
During the 12 months ending September 30, 2024, the ultrashort duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied for the 1-2 year Treasury, while 3-month and 6-month Treasuries also rallied, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during that time period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 50 to 145 basis points (“bps”) lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures in the 1–2-year part of the curve.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the reporting period. Fund option-adjusted spread compressed from 185bps to 148bps over the reporting period, with the most significant sector spread tightening in its Collateralized Loan Obligation (“CLO”) exposure (75bps tighter), Residential Mortgage Backed Securities (“RMBS”) (68bps tighter), and Commercial Mortgage Backed Securities (“CMBS”) (34bps tighter).
Carry	Positive	Portfolio yield was a significant driver of performance over the reporting period. Portfolio yield to call as of September 30, 2023 was 7.23%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors over the past year, versus Investment Grade (“IG”) Credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 7.36% for CLOs to 10.78% for RMBS, comparing favorably versus the Fund’s IG Credit return of 6.86% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Equivalents to start the fiscal year, as a conservative positioning during a period where redemption activity had been abnormally high. This emphasis on liquidity created a cash drag on assets that could have otherwise been more fully invested in higher yielding sectors.
Fund management made significant positioning changes over the trailing 12-month period ended September 30, 2024, including a large increase in Asset Backed Securities, a reduction in Cash Equivalents, RMBS, CMBS and CLOs, and marginal changes in IG Credit and Agency Debenture exposure. Credit quality remained consistent at AA-, while duration increased marginally from 0.57 years to 0.60 years.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	7.35%	2.80%	2.26%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
ICE BofA 1-Year U.S. Treasury Note Index	5.87%	1.99%	1.55%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 518,112,946
Total number of portfolio holdings	216
Total advisory fees paid	$ 882,614
Portfolio turnover rate	78%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	47.1%
Corporate Bonds	18.2%
Commercial Mortgage-Backed Securities	18.2%
Non-Agency Collateralized Mortgage Obligations	8.5%
Commercial Paper	5.7%
Municipal Bonds	1.0%
U.S. Government Mortgage-Backed Obligations	0.7%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.8%
AA/Aa	16.1%
A/A	14.5%
BBB/Baa	13.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Ultra Short Duration Fixed Income Fund
CLASS Z | TSDOX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.65%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class Z shares performance was 7.09% for the reporting period.
During the 12 months ending September 30, 2024, the ultrashort duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied for the 1-2 year Treasury, while 3-month and 6-month Treasuries also rallied, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during that time period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 50 to 145 basis points (“bps”) lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures in the 1–2-year part of the curve.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the reporting period. Fund option-adjusted spread compressed from 185bps to 148bps over the reporting period, with the most significant sector spread tightening in its Collateralized Loan Obligation (“CLO”) exposure (75bps tighter), Residential Mortgage Backed Securities (“RMBS”) (68bps tighter), and Commercial Mortgage Backed Securities (“CMBS”) (34bps tighter).
Carry	Positive	Portfolio yield was a significant driver of performance over the reporting period. Portfolio yield to call as of September 30, 2023 was 7.23%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors over the past year, versus Investment Grade (“IG”) Credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 7.36% for CLOs to 10.78% for RMBS, comparing favorably versus the Fund’s IG Credit return of 6.86% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Equivalents to start the fiscal year, as a conservative positioning during a period where redemption activity had been abnormally high. This emphasis on liquidity created a cash drag on assets that could have otherwise been more fully invested in higher yielding sectors.
Fund management made significant positioning changes over the trailing 12-month period ended September 30, 2024, including a large increase in Asset Backed Securities, a reduction in Cash Equivalents, RMBS, CMBS and CLOs, and marginal changes in IG Credit and Agency Debenture exposure. Credit quality remained consistent at AA-, while duration increased marginally from 0.57 years to 0.60 years.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	7.09%	2.52%	2.00%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
ICE BofA 1-Year U.S. Treasury Note Index	5.87%	1.99%	1.55%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 518,112,946
Total number of portfolio holdings	216
Total advisory fees paid	$ 882,614
Portfolio turnover rate	78%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	47.1%
Corporate Bonds	18.2%
Commercial Mortgage-Backed Securities	18.2%
Non-Agency Collateralized Mortgage Obligations	8.5%
Commercial Paper	5.7%
Municipal Bonds	1.0%
U.S. Government Mortgage-Backed Obligations	0.7%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.8%
AA/Aa	16.1%
A/A	14.5%
BBB/Baa	13.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
T
ouchstone Ultra Short Duration Fixed Income Fund
INSTITUTIONAL CLASS | TSDIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 36	0.35%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Institutional Class shares performance was 7.41% for the reporting period.
During the 12 months ending September 30, 2024, the ultrashort duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied for the 1-2 year Treasury, while 3-month and 6-month Treasuries also rallied, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during that time period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 50 to 145 basis points (“bps”) lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures in the 1–2-year part of the curve.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the reporting period. Fund option-adjusted spread compressed from 185bps to 148bps over the reporting period, with the most significant sector spread tightening in its Collateralized Loan Obligation (“CLO”) exposure (75bps tighter), Residential Mortgage Backed Securities (“RMBS”) (68bps tighter), and Commercial Mortgage Backed Securities (“CMBS”) (34bps tighter).
Carry	Positive	Portfolio yield was a significant driver of performance over the reporting period. Portfolio yield to call as of September 30, 2023 was 7.23%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors over the past year, versus Investment Grade (“IG”) Credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 7.36% for CLOs to 10.78% for RMBS, comparing favorably versus the Fund’s IG Credit return of 6.86% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Equivalents to start the fiscal year, as a conservative positioning during a period where redemption activity had been abnormally high. This emphasis on liquidity created a cash drag on assets that could have otherwise been more fully invested in higher yielding sectors.
Fund management made significant positioning changes over the trailing 12-month period ended September 30, 2024, including a large increase in Asset Backed Securities, a reduction in Cash Equivalents, RMBS, CMBS and CLOs, and marginal changes in IG Credit and Agency Debenture exposure. Credit quality remained consistent at AA-, while duration increased marginally from 0.57 years to 0.60 years.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	7.41%	2.85%	2.30%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
ICE BofA 1-Year U.S. Treasury Note Index	5.87%	1.99%	1.55%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
touchstoneinvestments.com/mutual-funds
for the most recent performance information.
Key Fund Statistics
Fund net assets	$ 518,112,946
Total number of portfolio holdings	216
Total advisory fees paid	$ 882,614
Portfolio turnover rate	78%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	47.1%
Corporate Bonds	18.2%
Commercial Mortgage-Backed Securities	18.2%
Non-Agency Collateralized Mortgage Obligations	8.5%
Commercial Paper	5.7%
Municipal Bonds	1.0%
U.S. Government Mortgage-Backed Obligations	0.7%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.8%
AA/Aa	16.1%
A/A	14.5%
BBB/Baa	13.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the code of ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Ms. Karen Carnahan is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	Audit fees for Touchstone Funds Group Trust totaled $264,400 and $258,900 for the fiscal years ended September 30, 2024 and September 30, 2023, respectively, including fees associated with the annual audits and filings of Form N-1A and Form N-CEN.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $17,675 and $27,170 for the fiscal years ended September 30, 2024 and September 30, 2023, respectively. The fees for 2024 relate to the review of N-14 and N-1A filings and 2023 relate to review of N-1A filings and out of scope audit procedures.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $76,847 and $80,260 for the fiscal years ended September 30, 2024 and September 30, 2023, respectively. The fees relate to the preparation of federal income and excise tax returns and review of capital gains distribution calculations.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $19,650 and $19,025 for the fiscal years ended September 30, 2024 and September 2023, respectively. The fees relate to the PFIC analyzer, Rapid Security Analyzer and Global Withholding Tax Reporter subscriptions.

(e)(1)	The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,670,149 for 2024 and $1,154,817 for 2023.

(h)	The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

September 30, 2024
Annual Financial Statements
Touchstone Funds Group Trust
Touchstone Active Bond Fund
Touchstone Ares Credit Opportunities Fund
Touchstone Dividend Equity Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Sands Capital International Growth Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Ultra Short Duration Fixed Income Fund

Page
Portfolios of Investments:
Touchstone Active Bond Fund	3-8
Touchstone Ares Credit Opportunities Fund	9-15
Touchstone Dividend Equity Fund	16-17
Touchstone High Yield Fund	18-20
Touchstone Impact Bond Fund	21-25
Touchstone Mid Cap Fund	26
Touchstone Mid Cap Value Fund	27-28
Touchstone Sands Capital International Growth Equity Fund	29-30
Touchstone Sands Capital Select Growth Fund	31
Touchstone Small Cap Fund	32
Touchstone Small Cap Value Fund	33-34
Touchstone Ultra Short Duration Fixed Income Fund	35-39
Statements of Assets and Liabilities	40-43
Statements of Operations	44-45
Statements of Changes in Net Assets	46-49
Statements of Changes in Net Assets - Capital Stock Activity	50-55
Financial Highlights	56-67
Notes to Financial Statements	68-87
Report of Independent Registered Public Accounting Firm	88-89
Other Items (Unaudited)	90
Privacy Protection Policy	91
This report identifies the Funds' investments on September 30, 2024. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Active Bond Fund – September 30, 2024
Principal Amount		Market Value
	Corporate Bonds — 39.1%
	Financials — 10.4%
$ 783,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	$ 739,192
1,107,000	American Express Co., 5.282%, 7/27/29	1,146,151
876,000	American Tower Corp. REIT, 5.900%, 11/15/33	940,514
905,000	Ares Capital Corp., 3.250%, 7/15/25	891,471
897,000	Bank of America Corp., 2.687%, 4/22/32	799,278
647,000	Bank of America Corp., 3.705%, 4/24/28	637,473
775,000	Bank of Montreal (Canada), 3.803%, 12/15/32	752,924
862,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	932,725
853,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	767,651
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,123,346
522,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	482,478
1,505,000	Citigroup, Inc., 4.542%, 9/19/30	1,505,670
550,000	Citigroup, Inc., 6.174%, 5/25/34	586,350
883,000	Citizens Bank NA, 4.575%, 8/9/28	881,704
1,172,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.950%, 2/15/27(A)	1,155,154
1,031,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	910,514
454,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	446,693
1,083,000	JPMorgan Chase & Co., 2.956%, 5/13/31	995,347
831,000	JPMorgan Chase & Co., 3.509%, 1/23/29	811,082
1,047,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,091,370
1,055,000	Mastercard, Inc., 2.000%, 11/18/31	910,766
813,000	Morgan Stanley, 3.950%, 4/23/27	804,671
705,000	Morgan Stanley, 5.297%, 4/20/37	708,986
802,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	804,600
1,022,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	823,172
1,392,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.847%, 6/1/28(A)	1,354,918
940,000	Royal Bank of Canada (Canada), MTN, 4.969%, 8/2/30	963,738
1,364,000	State Street Corp., (TSFR3M + 1.262%), 6.208%, 6/15/47(A)	1,183,122
1,625,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.050%, 5/15/27(A)	1,604,668
684,000	US Bancorp, 4.967%, 7/22/33	682,035
		27,437,763
	Consumer Discretionary — 4.6%
1,534,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,291,876
1,016,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,014,363
782,000	Ford Motor Credit Co. LLC, 5.303%, 9/6/29	779,609
1,933,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,689,675
481,000	Home Depot, Inc. (The), 5.950%, 4/1/41	539,891
847,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	872,058
1,017,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	1,057,468
953,000	Lowe's Cos., Inc., 4.500%, 4/15/30	964,375
748,000	Mattel, Inc., 5.450%, 11/1/41	714,745
1,238,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,182,979
992,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	961,929
1,329,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	1,025,203
		12,094,171
	Industrials — 4.4%
1,057,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	950,045
853,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	930,859
771,000	FedEx Corp., 5.100%, 1/15/44	750,611
1,085,000	Ingersoll Rand, Inc., 5.176%, 6/15/29	1,121,759
1,214,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	1,271,530
692,000	Norfolk Southern Corp., 4.837%, 10/1/41	676,695
Principal Amount		Market Value
	Corporate Bonds — 39.1% (Continued)
	Industrials — 4.4% (Continued)
$ 580,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	$ 590,953
1,478,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.115%, 2/15/42(A)	1,325,233
752,000	Timken Co. (The), 4.500%, 12/15/28	749,977
1,110,000	Waste Management, Inc., 4.875%, 2/15/34	1,143,572
1,574,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,513,796
570,000	WestRock MWV LLC, 8.200%, 1/15/30	665,046
		11,690,076
	Consumer Staples — 3.9%
617,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	606,949
367,000	Archer-Daniels-Midland Co., 5.375%, 9/15/35	391,323
84,000	Archer-Daniels-Midland Co., 5.935%, 10/1/32	92,449
1,052,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	1,024,399
938,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	872,345
1,617,000	Coca-Cola Co. (The), 2.500%, 3/15/51	1,057,026
200,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	189,174
536,000	Kroger Co. (The), 5.000%, 4/15/42	519,741
326,000	Kroger Co. (The), 5.650%, 9/15/64	327,438
795,000	Mars, Inc., 144a, 3.875%, 4/1/39	711,768
1,668,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,390,264
1,149,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,200,639
568,000	Starbucks Corp., 3.350%, 3/12/50	417,216
133,739	TransJamaican Highway Ltd. (Jamaica), 5.750%, 10/10/36	123,040
687,000	Tyson Foods, Inc., 5.400%, 3/15/29	712,997
686,000	Walmart, Inc., 4.500%, 9/9/52	665,797
		10,302,565
	Energy — 3.5%
200,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	210,742
1,070,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,056,336
954,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	853,124
300,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	283,965
1,054,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,165,522
1,011,000	HF Sinclair Corp., 5.000%, 2/1/28	1,005,793
562,413	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	481,267
988,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	981,672
1,052,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,244,185
887,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,062,326
100,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	78,690
100,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	68,192
827,000	Western Midstream Operating LP, 5.250%, 2/1/50	750,540
35,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27	34,050
		9,276,404
	Health Care — 3.0%
692,000	AbbVie, Inc., 4.450%, 5/14/46	645,323
777,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	628,535
910,000	Amgen, Inc., 5.150%, 3/2/28	937,058
654,000	Becton Dickinson & Co., 4.685%, 12/15/44	610,662
723,000	CommonSpirit Health, 4.187%, 10/1/49	614,915
661,000	CVS Health Corp., 5.125%, 7/20/45	615,271
884,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	744,962

Touchstone Active Bond Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 39.1% (Continued)
	Health Care — 3.0% (Continued)
$ 795,000	Elevance Health, Inc., 4.750%, 2/15/33	$ 803,479
708,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	752,684
911,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	784,113
922,000	Viatris, Inc., 2.700%, 6/22/30	818,724
		7,955,726
	Communication Services — 2.9%
677,000	AT&T, Inc., 3.800%, 12/1/57	511,259
536,000	AT&T, Inc., 4.500%, 5/15/35	520,345
432,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	440,543
602,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	580,549
673,000	Comcast Corp., 4.000%, 3/1/48	563,215
328,000	Paramount Global, 4.200%, 5/19/32	290,615
1,148,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,166,738
991,000	T-Mobile USA, Inc., 3.875%, 4/15/30	963,373
472,000	T-Mobile USA, Inc., 5.750%, 1/15/54	501,119
932,000	Verizon Communications, Inc., 2.987%, 10/30/56	610,329
1,404,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,340,424
		7,488,509
	Information Technology — 2.2%
1,203,000	Apple, Inc., 4.650%, 2/23/46	1,193,020
1,265,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	1,148,154
126,000	Cisco Systems, Inc., 4.850%, 2/26/29	130,259
1,098,000	Marvell Technology, Inc., 2.950%, 4/15/31	990,947
566,000	Micron Technology, Inc., 2.703%, 4/15/32	493,969
236,000	Micron Technology, Inc., 6.750%, 11/1/29	259,151
1,482,000	Microsoft Corp., 2.525%, 6/1/50	1,015,748
332,000	Oracle Corp., 3.600%, 4/1/40	275,704
266,000	Oracle Corp., 4.300%, 7/8/34	257,271
		5,764,223
	Utilities — 2.0%
1,297,000	CMS Energy Corp., 4.750%, 6/1/50	1,251,570
616,000	Duke Energy Progress LLC, 4.150%, 12/1/44	539,838
614,000	Edison International, 4.125%, 3/15/28	608,311
763,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	730,778
959,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	629,269
1,054,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	761,188
738,000	PacifiCorp., 5.750%, 4/1/37	781,349
		5,302,303
	Real Estate — 1.3%
837,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	820,379
1,017,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	970,680
595,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	598,337
374,000	Store Capital LLC REIT, 2.700%, 12/1/31	317,482
116,000	Store Capital LLC REIT, 2.750%, 11/18/30	101,378
635,000	Store Capital LLC REIT, 4.625%, 3/15/29	622,071
		3,430,327
	Materials — 0.9%
421,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	405,236
120,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	94,566
886,000	Celanese US Holdings LLC, 6.379%, 7/15/32	946,423
Principal Amount		Market Value
	Corporate Bonds — 39.1% (Continued)
	Materials — 0.9% (Continued)
$ 683,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	$ 622,305
200,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.500%, 10/6/28	207,818
		2,276,348
	Total Corporate Bonds	$103,018,415
	U.S. Treasury Obligations — 21.2%
2,180,000	U.S. Treasury Bond, 2.250%, 2/15/52	1,484,273
1,730,000	U.S. Treasury Bond, 2.875%, 5/15/52	1,352,779
1,995,000	U.S. Treasury Bond, 4.125%, 8/15/44	1,977,232
1,150,000	U.S. Treasury Bond, 4.250%, 2/15/54	1,170,305
2,430,000	U.S. Treasury Bond, 4.250%, 8/15/54	2,478,220
2,900,000	U.S. Treasury Note, 3.375%, 5/15/33	2,816,965
839,000	U.S. Treasury Note, 3.875%, 8/15/34	843,982
6,765,000	U.S. Treasury Note, 4.000%, 8/31/26	6,774,249
7,830,000	U.S. Treasury Note, 4.000%, 1/31/29	7,958,461
105,000	U.S. Treasury Note, 4.000%, 2/15/34	106,690
5,265,000	U.S. Treasury Note, 4.375%, 7/31/26	5,327,933
4,750,000	U.S. Treasury Note, 4.375%, 11/30/28	4,893,057
5,360,000	U.S. Treasury Note, 4.375%, 5/15/34	5,607,062
10,590,000	U.S. Treasury Note, 4.625%, 4/30/29	11,051,658
2,155,000	U.S. Treasury Note, 4.875%, 5/31/26	2,194,396
	Total U.S. Treasury Obligations	$56,037,262
	Non-Agency Collateralized Mortgage Obligations — 8.6%
826	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 4.888%, 3/25/35(A)(B)	812
975,761	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.642%, 10/25/45(A)(B)	925,167
1,520,666	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.642%, 10/25/45(A)(B)	1,439,314
729,326	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(B)	733,021
795,873	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(B)	787,816
505,944	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	502,047
327,197	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.545%, 8/25/43(A)(B)	305,864
362,933	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.640%, 11/25/44(A)(B)	349,340
689,065	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.895%, 1/25/45(A)(B)	660,228
755,293	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.884%, 2/25/45(A)(B)	715,792
655,943	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.768%, 12/25/44(A)(B)	628,245
748,618	CSMC Trust, Ser 2018-J1, Class B2, 144a, 3.578%, 2/25/48(A)(B)	693,924
973,166	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(B)	951,286
1,115,810	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.574%, 2/25/48(A)(B)	1,017,830
1,021,804	EverBank Mortgage Loan Trust, Ser 2018-1, Class B3, 144a, 3.574%, 2/25/48(A)(B)	928,837
20,561	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	19,782
1,026,943	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(B)	1,015,109
272,262	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(B)	239,971
681,487	GS Mortgage-Backed Securities Trust, Ser 2022-PJ1, Class A8, 144a, 2.500%, 5/28/52(A)(B)	604,927

Touchstone Active Bond Fund (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 8.6% (Continued)
$ 13,826	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 6.185%, 2/25/35(A)(B)	$ 13,619
1,487	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 5.502%, 4/25/35(A)(B)	1,506
14,492	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.822%, 6/25/36(A)(B)	10,297
368,422	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 6.925%, 1/25/45(A)(B)	369,855
1,421,312	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.448%, 1/25/47(A)(B)	1,293,738
180,690	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 10/25/49(A)(B)	173,001
1,122,565	JP Morgan Mortgage Trust, Ser 2021-11, Class A3, 144a, 2.500%, 1/25/52(A)(B)	944,386
15,151	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	15,126
730,474	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(B)	632,174
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 3.933%, 4/25/57(A)(B)	1,043,556
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	847,879
134,842	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	58,828
80,877	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.534%, 8/25/43(A)(B)	78,573
85,036	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.491%, 5/25/43(A)(B)	82,596
517,823	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	476,680
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.852%, 10/25/56(A)(B)	939,151
800,000	Towd Point Mortgage Trust, Ser 2017-4, Class B1, 144a, 3.638%, 6/25/57(A)(B)	710,371
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(A)(B)	730,562
823,238	Verus Securitization Trust, Ser 2022-3, Class A1, 144a, 4.130%, 2/25/67(A)(B)	793,666
39,854	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	35,715
887,300	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Class A3, 144a, 2.500%, 12/25/50(A)(B)	799,264
	Total Non-Agency Collateralized Mortgage Obligations	$22,569,855
	U.S. Government Mortgage-Backed Obligations — 7.4%
34,338	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 6.655%, 4/1/37(A)	34,889
5,525	FHLMC, Pool #A12886, 5.000%, 8/1/33	5,613
40,204	FHLMC, Pool #A13842, 6.000%, 9/1/33	41,682
3,392	FHLMC, Pool #A21415, 5.000%, 5/1/34	3,481
8,340	FHLMC, Pool #A35682, 5.000%, 7/1/35	8,519
3,651	FHLMC, Pool #A36523, 5.000%, 8/1/35	3,732
16,919	FHLMC, Pool #A46590, 5.000%, 8/1/35	17,397
1,868	FHLMC, Pool #A64971, 5.500%, 8/1/37	1,928
1,262,346	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,248,685
32,240	FHLMC, Pool #A96485, 4.500%, 1/1/41	32,634
206,935	FHLMC, Pool #A97897, 4.500%, 4/1/41	209,467
9,536	FHLMC, Pool #C62740, 7.000%, 1/1/32	9,909
6,831	FHLMC, Pool #C72254, 6.500%, 7/1/32	7,062
2,451	FHLMC, Pool #C90986, 7.000%, 6/1/26	2,546
6,081	FHLMC, Pool #G02184, 5.000%, 4/1/36	6,240
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 7.4% (Continued)
$ 1,068,988	FHLMC, Pool #G05624, 4.500%, 9/1/39	$ 1,082,056
97,560	FHLMC, Pool #G05733, 5.000%, 11/1/39	100,583
6,831	FHLMC, Pool #J13584, 3.500%, 11/1/25	6,778
795,136	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	782,859
705,170	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	706,218
712	FNMA, Pool #255628, 5.500%, 2/1/25	721
1,335	FNMA, Pool #540040, 7.500%, 6/1/28	1,332
5,647	FNMA, Pool #561741, 7.500%, 1/1/31	5,831
9,462	FNMA, Pool #640291, 7.000%, 8/1/32	9,823
8,430	FNMA, Pool #670402, 6.500%, 6/1/32	8,731
60,920	FNMA, Pool #745257, 6.000%, 1/1/36	64,229
40,527	FNMA, Pool #748895, 6.000%, 12/1/33	40,770
28,647	FNMA, Pool #810049, 5.500%, 3/1/35	29,600
20,869	FNMA, Pool #819297, 6.000%, 9/1/35	21,933
437,312	FNMA, Pool #881279, 5.000%, 11/1/36	450,353
13,510	FNMA, Pool #889060, 6.000%, 1/1/38	14,585
30,420	FNMA, Pool #889061, 6.000%, 1/1/38	32,068
981	FNMA, Pool #895657, 6.500%, 8/1/36	991
53,686	FNMA, Pool #905049, 5.500%, 11/1/36	55,875
146,015	FNMA, Pool #928553, 5.500%, 8/1/37	151,965
105,632	FNMA, Pool #931535, 5.500%, 7/1/39	106,320
75,137	FNMA, Pool #AA3467, 4.500%, 4/1/39	75,972
118,608	FNMA, Pool #AA4584, 4.500%, 4/1/39	119,927
27,882	FNMA, Pool #AB1800, 4.000%, 11/1/40	27,550
15,353	FNMA, Pool #AB2452, 4.000%, 3/1/26	15,246
1,377	FNMA, Pool #AD3775, 4.500%, 3/1/25	1,380
22,001	FNMA, Pool #AD6193, 5.000%, 6/1/40	22,183
41,565	FNMA, Pool #AE1568, 4.000%, 9/1/40	41,070
220,485	FNMA, Pool #AE2497, 4.500%, 9/1/40	222,939
27,376	FNMA, Pool #AE5441, 5.000%, 10/1/40	28,193
71,374	FNMA, Pool #AH1135, 5.000%, 1/1/41	73,503
8,112	FNMA, Pool #AH3671, 4.000%, 2/1/26	8,056
218,293	FNMA, Pool #AH6622, 4.000%, 3/1/41	215,693
212,895	FNMA, Pool #AL0150, 4.000%, 2/1/41	210,360
37,585	FNMA, Pool #AL0211, 5.000%, 4/1/41	38,707
257,947	FNMA, Pool #AS0779, 4.000%, 10/1/43	255,082
1,813,301	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,518,217
703,947	FNMA, Pool #BW2258, 4.500%, 7/1/52	692,338
1,230,640	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,133,982
1,223,690	FNMA, Pool #FM4702, 2.500%, 10/1/50	1,073,246
1,846,699	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,542,791
863,792	FNMA, Pool #FM8360, 2.500%, 8/1/51	758,475
840,722	FNMA, Pool #FM8361, 2.500%, 8/1/51	735,058
1,056,788	FNMA, Pool #FM9905, 2.500%, 12/1/51	917,555
906,468	FNMA, Pool #FM9907, 2.500%, 12/1/51	787,897
701,986	FNMA, Pool #FS2906, 5.000%, 9/1/52	702,343
1,691,419	FNMA, Pool #FS7278, 5.000%, 11/1/53	1,689,883
783,941	FNMA, Pool #MA4128, 2.000%, 9/1/40	689,036
521,502	GNMA, Pool #4424, 5.000%, 4/20/39	535,900
	Total U.S. Government Mortgage-Backed Obligations	$19,439,987
	Agency Collateralized Mortgage Obligations — 6.6%
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,537,216
2,850,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	2,149,472
76,672	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	79,419
6,918	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	6,656
1,420,000	FNMA REMIC, Ser 2017-37, Class AY, 3.000%, 5/25/47	1,153,687

Touchstone Active Bond Fund (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 6.6% (Continued)
$ 287,670	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	$ 273,514
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,479,682
2,500,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,978,354
2,550,000	FNMA REMIC, Ser 2022-17, Class UV, 3.000%, 7/25/42	2,197,682
510,011	FNMA REMIC, Ser 2023-9, Class BZ, 4.500%, 3/25/53	468,379
30,464	FNMA Trust, Ser 2004-W15, Class 2AF, (SOFR30A + 0.364%), 5.645%, 8/25/44(A)	30,160
522,061	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	524,427
3,728,139	GNMA, Ser 2012-147, Class IO, 0.539%, 4/16/54(A)(B)(C)	38,783
1,348,612	GNMA, Ser 2016-113, Class IO, 1.169%, 2/16/58(A)(B)(C)	65,890
7,187,637	GNMA, Ser 2016-140, Class IO, 0.736%, 5/16/58(A)(B)(C)	258,659
1,650,000	GNMA, Ser 2016-83, Class PB, 3.000%, 6/20/46	1,353,606
2,500,000	GNMA, Ser 2018-112, Class YC, 3.500%, 8/20/48	2,111,029
350,000	GNMA, Ser 2022-200, Class PL, 5.500%, 9/20/52	368,354
1,700,000	GNMA, Ser 2022-50, Class KV, 3.000%, 6/20/42	1,441,083
	Total Agency Collateralized Mortgage Obligations	$17,516,052
	Commercial Mortgage-Backed Securities — 6.5%
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	492,142
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	864,817
1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	1,103,667
525,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(B)	552,797
305,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(B)	291,411
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	756,164
1,600,000	CSMC, Ser 2021-B33, Class A1, 144a, 3.053%, 10/10/43	1,507,247
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.673%, 9/10/35(A)(B)	519,800
750,000	GS Mortgage Securities Corp. Trust, Ser 2020-UPTN, Class E, 144a, 3.354%, 2/10/37(A)(B)	713,402
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	1,513,342
1,325,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,176,930
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 6.661%, 10/15/36(A)	735,327
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.949%, 9/6/38(A)(B)	498,480
755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	722,822
515,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	489,730
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 6.414%, 11/15/35(A)	1,115,420
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,189,608
340,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	323,310
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 6.5% (Continued)
$ 385,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	$ 379,338
2,380,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,217,169
	Total Commercial Mortgage-Backed Securities	$17,162,923
	Asset-Backed Securities — 5.3%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 7.213%, 4/15/34(A)	1,100,986
944,425	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	913,836
783	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(B)	787
1,298,500	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	1,150,825
1,239,938	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	1,124,817
85,510	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(B)	90,034
1,524	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(B)	1,535
1,092,500	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,043,854
962,725	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	946,164
1,425,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 7.241%, 10/19/34(A)	1,427,262
268,953	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	271,904
1,161,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,075,348
1,096,875	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	1,055,559
754,000	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	704,793
950,000	Trimaran Cavu Ltd. (Cayman Islands), Ser 2019-1A, Class C2, 144a, 5.539%, 7/20/32	930,927
800,000	Verdelite Static CLO Ltd. (Jersey), Ser 2024-1A, Class B, 144a, (TSFR3M + 1.650%), 6.944%, 7/20/32(A)	801,068
1,547,994	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,350,090
	Total Asset-Backed Securities	$13,989,789
	Sovereign Government Obligations — 1.1%
382,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	358,067
697,000	Chile Government International Bond, 3.100%, 1/22/61	463,554
200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	188,863
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	154,542
200,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	104,250
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	106,400
878,000	Mexico Government International Bond, 3.771%, 5/24/61	573,458

Touchstone Active Bond Fund (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 1.1% (Continued)
$ 200,000	Nigeria Government International Bond, 8.250%, 9/28/51	$ 159,500
736,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	751,736
	Total Sovereign Government Obligations	$2,860,370
Shares
	Short-Term Investment Fund — 3.6%
9,334,152	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	9,334,152
	Total Investment Securities—99.4% (Cost $269,487,905)	$261,928,805
	Other Assets in Excess of Liabilities — 0.6%	1,626,829
	Net Assets — 100.0%	$263,555,634
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $69,489,415 or 26.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$103,018,415	$—	$103,018,415
U.S. Treasury Obligations	—	56,037,262	—	56,037,262
Non-Agency Collateralized Mortgage Obligations	—	22,569,855	—	22,569,855
U.S. Government Mortgage-Backed Obligations	—	19,439,987	—	19,439,987
Agency Collateralized Mortgage Obligations	—	17,516,052	—	17,516,052
Commercial Mortgage-Backed Securities	—	17,162,923	—	17,162,923
Asset-Backed Securities	—	13,989,789	—	13,989,789
Sovereign Government Obligations	—	2,860,370	—	2,860,370
Short-Term Investment Fund	9,334,152	—	—	9,334,152
Other Financial Instruments
Swap Agreements
Credit contracts	—	151	—	151
Total	$9,334,152	$252,594,804	$—	$261,928,956

Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation
Buy Protection:
Wells Fargo	12/20/29	$10,460,000	5.000%	ICE	Markit CDX North America High Yield Series 43 5Y Index	$(763,284)	$(763,435)	$151
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Touchstone Active Bond Fund (Continued)
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – September 30, 2024
Principal Amount		Market Value
	Corporate Bonds — 79.4%
	Communication Services — 13.0%
$ 5,361,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$ 4,534,130
1,363,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	470,271
1,659,000	Altice France SA (France), 144a, 5.500%, 1/15/28	1,207,348
4,430,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	4,062,506
72,000	Belo Corp., 7.250%, 9/15/27	74,365
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	595,461
4,584,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	4,459,199
6,580,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30(A)	5,958,462
1,961,000	CommScope LLC, 144a, 6.000%, 3/1/26(A)	1,907,072
4,410,000	CommScope LLC, 144a, 4.750%, 9/1/29	3,704,400
205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	145,540
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	55,327
1,129,000	CSC Holdings LLC, 144a, 6.500%, 2/1/29	935,299
1,315,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	667,555
5,215,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	2,699,183
416,000	CSC Holdings LLC, 144a, 4.125%, 12/1/30	303,162
1,761,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	1,627,381
1,213,000	DISH DBS Corp., 7.750%, 7/1/26	1,058,037
1,842,000	DISH DBS Corp., 144a, 5.750%, 12/1/28	1,609,394
4,587,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	4,303,994
5,202,000	Gray Television, Inc., 144a, 4.750%, 10/15/30	3,308,725
508,000	Gray Television, Inc., 144a, 10.500%, 7/15/29	530,564
5,898,000	Level 3 Financing, Inc., 144a, 4.875%, 6/15/29	4,954,320
1,586,000	Level 3 Financing, Inc., 144a, 11.000%, 11/15/29	1,757,248
2,399,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	2,288,282
128,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	126,795
6,575,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	4,906,980
1,800,000	Sirius XM Radio, Inc., 144a, 3.125%, 9/1/26	1,738,178
749,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	679,418
526,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	517,475
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	234,549
990,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	918,265
1,500,000	Summer BC Holdco B SARL (Luxembourg), 144a, 5.750%, 10/31/26	1,669,725
2,794,000	TEGNA, Inc., 4.625%, 3/15/28	2,666,092
1,200,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	1,173,000
3,051,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	1,452,082
1,000,000	United Group BV (Slovenia), 144a, 3.625%, 2/15/28	1,064,706
1,036,000	Univision Communications, Inc., 144a, 4.500%, 5/1/29	928,546
338,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	297,060
1,460,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	1,298,791
3,127,000	Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 144a, 5.000%, 7/15/28	3,013,785
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	354,159
5,225,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27	4,672,850
		80,929,681
	Industrials — 10.0%
728,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	695,292
2,038,000	ARD Finance SA (Luxembourg), 144a, 6.500%, 6/30/27(B)	458,287
Principal Amount		Market Value
	Corporate Bonds — 79.4% (Continued)
	Industrials — 10.0% (Continued)
$ 2,260,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 4.125%, 8/15/26†	$ 2,033,751
2,324,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	1,733,334
3,959,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	2,952,784
1,000,000	BCP V Modular Services Finance II PLC (United Kingdom), 144a, 4.750%, 11/30/28	1,082,538
2,297,000	Builders FirstSource, Inc., 144a, 6.375%, 3/1/34	2,385,136
1,440,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	1,383,700
2,620,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	2,526,932
2,589,000	Chart Industries, Inc., 144a, 9.500%, 1/1/31	2,822,536
2,750,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	2,712,587
3,389,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28†	3,138,286
3,079,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	3,174,991
1,465,000	Gates Corp., 144a, 6.875%, 7/1/29	1,517,492
2,008,000	GFL Environmental, Inc., 144a, 3.500%, 9/1/28	1,913,017
1,742,000	GFL Environmental, Inc., 144a, 3.750%, 8/1/25	1,728,364
713,271	GFL Environmental, Inc., 144a, 4.375%, 8/15/29	683,797
1,250,000	Graphic Packaging International LLC, 144a, 3.750%, 2/1/30	1,170,538
4,434,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	4,162,852
450,000	LABL, Inc., 144a, 8.625%, 10/1/31	447,976
451,000	LABL, Inc., 144a, 10.500%, 7/15/27	451,782
2,866,000	Madison IAQ LLC, 144a, 4.125%, 6/30/28	2,765,500
2,728,000	OI European Group BV, 144a, 4.750%, 2/15/30	2,579,956
51,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	51,240
4,243,000	Sealed Air Corp/Sealed Air Corp. US, 144a, 6.125%, 2/1/28	4,312,893
2,849,000	Sensata Technologies BV, 144a, 4.000%, 4/15/29	2,715,731
535,000	Sensata Technologies, Inc., 144a, 6.625%, 7/15/32	557,925
3,343,000	Standard Industries, Inc., 144a, 4.375%, 7/15/30	3,164,438
450,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	445,087
1,234,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 7.250%, 1/15/31	1,305,813
160,000	TransDigm, Inc., 144a, 6.750%, 8/15/28	164,653
1,967,000	Trident TPI Holdings, Inc., 144a, 12.750%, 12/31/28	2,183,518
2,973,000	Wilsonart LLC, 144a, 11.000%, 8/15/32	2,973,098
		62,395,824
	Energy — 10.0%
4,218,000	Apache Corp., 5.100%, 9/1/40(A)	3,753,743
1,577,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	1,584,298
1,436,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.625%, 9/1/32	1,472,532
111,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	109,665
2,527,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	2,529,416
187,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	191,566
2,560,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	2,289,306
239,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	226,225
4,741,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	4,742,238
680,000	Cullinan Holdco Scsp (Luxembourg), 144a, 4.625%, 10/15/26	669,364
900,000	Cullinan Holdco Scsp (Luxembourg), 144a, (EUR003M + 4.750%), 8.435%, 10/15/26(C)	911,770

Touchstone Ares Credit Opportunities Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 79.4% (Continued)
	Energy — 10.0% (Continued)
$ 928,000	EnLink Midstream LLC, 5.375%, 6/1/29	$ 951,468
4,234,000	EnLink Midstream Partners LP, 5.450%, 6/1/47	4,002,359
208,000	EnLink Midstream Partners LP, 5.600%, 4/1/44	198,754
5,880,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	249,900
4,785,000	EQM Midstream Partners LP, 6.500%, 7/15/48	4,947,250
4,356,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	4,129,132
860,000	Kodiak Gas Services LLC, 144a, 7.250%, 2/15/29	890,147
2,205,000	Moss Creek Resources Holdings, Inc., 144a, 8.250%, 9/1/31	2,174,671
955,000	NuStar Logistics LP, 5.625%, 4/28/27	959,278
2,110,000	Summit Midstream Holdings LLC, 144a, 8.625%, 10/31/29	2,206,507
1,220,000	Sunoco LP, 144a, 7.250%, 5/1/32	1,293,245
2,779,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	2,640,043
1,045,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	989,841
1,000,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	1,012,568
2,582,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	2,555,231
1,750,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	1,674,854
4,734,426	TGNR Intermediate Holdings LLC, 144a, 5.500%, 10/15/29	4,497,709
5,080,000	Transocean, Inc., 6.800%, 3/15/38	4,146,528
4,308,000	Western Midstream Operating LP, 5.250%, 2/1/50	3,909,706
		61,909,314
	Consumer Discretionary — 9.8%
3,795,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	3,733,800
480,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	467,301
2,340,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	2,231,828
1,025,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	1,034,014
2,120,000	Bath & Body Works, Inc., 6.750%, 7/1/36	2,185,018
2,711,000	Bath & Body Works, Inc., 6.875%, 11/1/35	2,824,996
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	95,105
2,801,000	Boyne USA, Inc., 144a, 4.750%, 5/15/29	2,692,177
1,882,000	Caesars Entertainment, Inc., 144a, 4.625%, 10/15/29	1,789,976
780,000	Caesars Entertainment, Inc., 144a, 7.000%, 2/15/30	814,665
957,000	Caesars Entertainment, Inc., 144a, 8.125%, 7/1/27	976,623
0	Carvana Co., 144a, 12.000%, 12/1/28(B)	0
0	Carvana Co., 144a, 13.000%, 6/1/30(B)	0
1,588,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	1,557,012
1,200,000	Churchill Downs, Inc., 144a, 5.500%, 4/1/27	1,195,661
837,000	Clarios Global LP / Clarios US Finance Co., 144a, 8.500%, 5/15/27	839,468
1,227,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	1,226,698
1,146,000	Cougar JV Subsidiary LLC, 144a, 8.000%, 5/15/32	1,211,619
1,000,000	Ford Motor Co., 4.750%, 1/15/43	828,011
610,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	587,779
462,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27(A)	449,841
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	54,985
1,266,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	1,145,176
4,531,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	4,298,057
129,000	Lithia Motors, Inc., 144a, 3.875%, 6/1/29	120,386
1,222,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,137,281
1,803,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27(A)	1,775,979
1,125,000	Live Nation Entertainment, Inc., 144a, 6.500%, 5/15/27	1,147,459
Principal Amount		Market Value
	Corporate Bonds — 79.4% (Continued)
	Consumer Discretionary — 9.8% (Continued)
$ 3,449,000	MGM Resorts International, 4.750%, 10/15/28	$ 3,379,812
2,006,000	MGM Resorts International, 6.500%, 4/15/32	2,044,067
1,110,000	Nissan Motor Co. Ltd. (Japan), 144a, 4.345%, 9/17/27	1,081,927
2,130,000	Service Corp. International, 5.750%, 10/15/32	2,144,232
2,492,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	1,369,997
2,052,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	1,128,104
512,000	United Airlines, Inc., 144a, 4.375%, 4/15/26(A)	504,203
208,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	200,901
3,940,000	Victoria's Secret & Co., 144a, 4.625%, 7/15/29	3,477,927
2,973,000	Viking Cruises Ltd., 144a, 5.875%, 9/15/27	2,970,960
2,030,000	Viking Ocean Cruises Ship VII Ltd., 144a, 5.625%, 2/15/29	2,025,852
909,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland), 144a, 9.500%, 6/1/28	887,044
3,606,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144a, 5.250%, 5/15/27	3,608,434
		61,244,375
	Materials — 7.2%
1,015,000	Avient Corp., 144a, 6.250%, 11/1/31	1,040,645
1,114,000	Axalta Coating Systems LLC, 144a, 3.375%, 2/15/29	1,043,067
1,944,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144a, 4.750%, 6/15/27	1,927,522
4,864,000	Ball Corp., 2.875%, 8/15/30	4,328,960
2,362,000	CF Industries, Inc., 5.150%, 3/15/34	2,387,116
1,379,000	Chemours Co. (The), 144a, 4.625%, 11/15/29	1,234,742
3,277,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	3,112,935
1,535,000	Compass Minerals International, Inc., 144a, 6.750%, 12/1/27	1,530,160
2,371,000	Constellium SE, 144a, 3.750%, 4/15/29	2,214,113
1,446,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.375%, 4/1/31	1,350,789
1,202,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.500%, 9/15/27	1,182,652
2,174,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	2,255,368
2,330,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	2,344,572
1,994,000	Novelis Corp., 144a, 3.250%, 11/15/26	1,924,098
881,000	Novelis Corp., 144a, 4.750%, 1/30/30	854,725
740,000	OCI NV (Netherlands), 144a, 4.625%, 10/15/25	738,998
3,280,000	OCI NV (Netherlands), 144a, 6.700%, 3/16/33	3,434,171
3,072,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	2,961,410
1,648,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29	1,584,236
3,806,000	Tronox, Inc., 144a, 4.625%, 3/15/29	3,555,018
3,107,000	WR Grace Holdings LLC, 144a, 5.625%, 8/15/29	2,918,332
1,100,000	WR Grace Holdings LLC, 144a, 4.875%, 6/15/27	1,084,025
		45,007,654
	Financials — 7.1%
2,292,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.500%, 11/6/30	2,358,718
500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 4.250%, 10/15/27	478,725
3,451,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	3,546,945
1,689,000	Ally Financial, Inc., 4.750%, 6/9/27	1,686,489
4,079,000	Blackstone Private Credit Fund, 2.625%, 12/15/26	3,856,436
3,104,000	Blue Owl Capital Corp., 3.400%, 7/15/26	3,004,462
1,695,000	Focus Financial Partners LLC, 144a, 6.750%, 9/15/31	1,708,752
3,497,000	GGAM Finance Ltd. (Ireland), 144a, 6.875%, 4/15/29	3,639,762

Touchstone Ares Credit Opportunities Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 79.4% (Continued)
	Financials — 7.1% (Continued)
$ 3,435,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (United Kingdom), 144a, 7.250%, 2/15/31	$ 3,564,427
1,052,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 5.250%, 10/1/25	1,048,852
1,601,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	1,588,304
341,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	355,451
341,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.500%, 3/26/31	360,959
657,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	605,874
3,566,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	3,455,390
4,006,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	3,965,315
1,349,000	OneMain Finance Corp., 3.500%, 1/15/27	1,289,422
392,000	OneMain Finance Corp., 3.875%, 9/15/28	363,403
2,684,000	OneMain Finance Corp., 4.000%, 9/15/30	2,390,511
441,000	OneMain Finance Corp., 9.000%, 1/15/29	467,321
1,242,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	1,168,282
373,000	United Wholesale Mortgage LLC, 144a, 5.500%, 11/15/25	372,335
3,467,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30	2,977,757
		44,253,892
	Consumer Staples — 6.9%
2,165,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	2,083,510
1,115,000	Aramark Services, Inc., 144a, 5.000%, 4/1/25	1,112,666
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	412,796
500,000	BCP V Modular Services Finance PLC (United Kingdom), 144a, 6.750%, 11/30/29	489,786
2,500,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	2,434,889
3,787,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 4.625%, 1/15/29	3,615,265
1,200,000	Iceland Bondco PLC (United Kingdom), 144a, 4.375%, 5/15/28	1,463,960
3,548,000	Korn Ferry, 144a, 4.625%, 12/15/27	3,469,482
3,976,000	Lamb Weston Holdings, Inc., 144a, 4.125%, 1/31/30	3,729,400
3,057,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	2,890,780
4,143,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	3,980,637
1,865,000	Legacy LifePoint Health LLC, 144a, 4.375%, 2/15/27	1,828,284
1,274,000	Papa John's International, Inc., 144a, 3.875%, 9/15/29	1,178,999
2,334,000	Performance Food Group, Inc., 144a, 4.250%, 8/1/29	2,220,240
1,000,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	1,022,769
3,436,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	3,255,223
4,447,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 6.375%, 9/30/26	4,430,125
4,044,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	3,568,762
		43,187,573
	Information Technology — 5.2%
1,109,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	1,073,097
1,077,000	Amentum Escrow Corp., 144a, 7.250%, 8/1/32	1,123,821
745,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	740,079
464,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	484,820
1,217,000	Coherent Corp., 144a, 5.000%, 12/15/29	1,190,008
2,643,000	Elastic NV, 144a, 4.125%, 7/15/29	2,468,880
500,000	Entegris, Inc., 144a, 3.625%, 5/1/29	467,225
Principal Amount		Market Value
	Corporate Bonds — 79.4% (Continued)
	Information Technology — 5.2% (Continued)
$ 2,275,000	Entegris, Inc., 144a, 4.750%, 4/15/29	$ 2,242,255
3,414,000	McAfee Corp., 144a, 7.375%, 2/15/30	3,329,653
4,204,000	ON Semiconductor Corp., 144a, 3.875%, 9/1/28	4,008,941
4,227,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	3,963,584
3,298,000	PTC, Inc., 144a, 4.000%, 2/15/28	3,199,028
440,000	Seagate HDD Cayman, 3.125%, 7/15/29	396,671
2,467,000	Seagate HDD Cayman, 3.375%, 7/15/31	2,108,545
1,332,000	SS&C Technologies, Inc., 144a, 6.500%, 6/1/32	1,376,880
4,327,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	4,099,155
		32,272,642
	Health Care — 4.0%
3,669,000	Charles River Laboratories International, Inc., 144a, 4.250%, 5/1/28	3,568,225
5,175,000	CHS/Community Health Systems, Inc., 144a, 5.625%, 3/15/27	5,092,647
2,078,000	Fortrea Holdings, Inc., 144a, 7.500%, 7/1/30†	2,094,780
1,961,000	Grifols Escrow Issuer SA (Spain), 144a, 4.750%, 10/15/28†	1,838,068
953,000	HCA, Inc., 3.500%, 9/1/30	897,204
1,000,000	IQVIA, Inc., 144a, 2.875%, 6/15/28	1,080,479
1,509,000	LifePoint Health, Inc., 144a, 9.875%, 8/15/30	1,660,544
2,236,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	2,116,815
3,856,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	3,748,775
3,055,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	2,905,409
		25,002,946
	Real Estate — 3.5%
5,084,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	4,947,347
35,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	34,843
293,000	HAT Holdings I LLC / HAT Holdings II LLC, 144a, 8.000%, 6/15/27	310,455
2,374,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.375%, 6/15/26	2,298,864
688,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.750%, 9/15/30	621,197
250,000	Iron Mountain UK PLC REIT, 144a, 3.875%, 11/15/25	329,642
700,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	664,007
4,621,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29(A)	4,525,225
1,505,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,485,453
2,156,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	2,102,937
450,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	439,740
793,000	RLJ Lodging Trust LP REIT, 144a, 4.000%, 9/15/29	730,214
1,810,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	1,765,502
1,801,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	1,711,080
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	45,130
		22,011,636
	Utilities — 2.7%
1,106,000	Alpha Generation LLC, 144a, 6.750%, 10/15/32	1,122,633
1,076,000	Calpine Corp., 144a, 4.625%, 2/1/29	1,039,820
4,200,000	Calpine Corp., 144a, 4.500%, 2/15/28	4,098,407
3,671,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	3,326,584
15,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	13,665
645,000	NRG Energy, Inc., 144a, 7.000%, 3/15/33	716,614

Touchstone Ares Credit Opportunities Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 79.4% (Continued)
	Utilities — 2.7% (Continued)
$ 2,703,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	$ 2,613,666
2,200,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	2,189,409
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,347,854
466,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	456,844
		16,925,496
	Total Corporate Bonds	$495,141,033
	Bank Loans — 11.9%(D)
	Information Technology — 3.6%
3,268,920	Access CIG LLC, 2023 Refinancing Term Loan, (3M SOFR + 5.000%), 10.388%, 8/18/28	3,278,269
1,465,075	Avaya Inc., Exit Term Loan, 7.000%, 8/01/28(E)	1,287,698
1,473,639	Cloud Software Group Inc., Term Loan B, (1M SOFR + 4.000%), 9.322%, 3/30/29	1,466,418
1,750,000	Cloud Software Group Inc., Third Amendment Term Loan, (3M SOFR + 4.500%), 9.929%, 3/19/31	1,753,640
3,482,500	Dun & Bradstreet Corporation (The), Incremental Term B-2, (1M SOFR + 2.750%), 8.082%, 1/18/29	3,478,391
1,293,500	Genesys Cloud Services Holdings II LLC (f/k/a Greeneden US Holdings II LLC), 2024 Incremental Dollar Term Loans, (1M SOFR + 3.864%), 9.191%, 12/01/27	1,293,668
3,501,281	Quest Software US Holdings Inc., First Lien Initial Term Loan, (3M SOFR + 4.400%), 9.783%, 2/01/29	2,328,352
2,168,250	Thunder Generation Funding LLC, Term Loan B, 3.000%, 10/14/31(E)	2,165,540
3,839,256	VeriFone Systems Inc., First Lien Initial Term Loan, (3M SOFR + 4.262%), 9.653%, 8/20/25	3,509,732
1,912,382	Whitebridge Pet Brands LLC, Term B-2 Loans, (1M SOFR + 2.750%), 8.067%, 9/28/29	1,910,260
		22,471,968
	Health Care — 2.2%
2,842,951	Curia Global Inc., Term Loan, (3M SOFR + 3.850%), 9.233%, 8/30/26	2,698,132
3,226,054	eResearch Technology Inc., Tranche B-1 Term Loan, (1M SOFR + 4.000%), 9.322%, 2/04/27	3,238,829
226,450	Gainwell Acquisition Corp., Term B Loan, (3M SOFR + 4.100%), 9.490%, 10/01/27	215,032
2,853,196	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, (3M SOFR + 2.150%), 7.538%, 11/15/27	2,768,941
1,500,000	Home VI, Additional Senior Facility B3, 8.636%, 10/31/29(E)	1,628,850
1,152,626	Medline Borrower LP, Term Loan B, (1M SOFR + 2.750%), 8.082%, 10/23/28	1,152,511
889,376	Packaging Coordinators Midco Inc., 2024 Replacement Term Loan, (3M SOFR + 3.250%), 8.575%, 11/30/27	888,540
991,446	Team Health Holdings Inc., Extended Term Loan, (3M SOFR + 5.250%), 10.576%, 3/02/27	946,057
		13,536,892
	Consumer Discretionary — 1.6%
1,200,000	Armorica Lux Sarl, Facility B Loan, (3M EURIBOR + 4.925%), 8.837%, 7/28/28	1,261,203
4,659,812	AVSC Holding Corp, Term Loan B1, (1M SOFR + 3.600%), 0.250%, 3/03/25	4,632,646
140,412	AVSC Holding Corp., Term Loan B2, (1M SOFR + 5.600%), 1.000%, 10/15/26	140,369
1,512,400	Caesars Entertainment Inc., Incremental Term B-1 Loan, (3M SOFR + 2.750%), 8.040%, 2/06/31	1,510,509
1,363,021	ClubCorp Holdings Inc., Term Loan, (2M SOFR + 5.262%), 10.649%, 9/18/26	1,363,757
Principal Amount		Market Value
	Bank Loans — 11.9%(D) (Continued)
	Consumer Discretionary — (Continued)
$ 622,375	Froneri US Inc., Facility B2, (1M SOFR + 2.350%), 7.666%, 1/29/27	$ 620,663
879,808	Johnstone Supply LLC, Initial Term Loans, (1M SOFR + 3.000%), 8.328%, 6/09/31	876,984
		10,406,131
	Industrials — 1.5%
1,387,816	Coherent Corp (f/k/a II-VI Inc.), Term Loan B-1, (1M SOFR + 2.500%), 7.829%, 7/02/29	1,386,511
1,523,479	CP Atlas Buyer Inc., Term B Loan, (1M SOFR + 3.850%), 9.183%, 11/23/27	1,501,587
2,484,473	LABL Inc., Initial Dollar Term Loan, (1M SOFR + 5.100%), 10.433%, 10/29/28	2,423,653
965,000	Ovation Parent Inc., Initial Term Loan, (3M SOFR + 3.500%), 8.827%, 4/21/31	967,818
2,641,617	Pretium PKG Holdings Inc., Initial Third Amendment Tranche A-1 Term Loan (First Lien), (3M SOFR + 4.600%), 9.995%, 10/02/28	2,105,580
833,229	Transdigm Inc., Tranche J Term Loan, (3M SOFR + 2.500%), 7.843%, 2/28/31	829,729
		9,214,878
	Materials — 0.8%
585,159	Aruba Investments Holdings LLC, First Lien Initial Dollar Term Loan, (1M SOFR + 4.100%), 9.430%, 11/24/27	581,098
2,249,776	Flexsys Holdings Inc., Initial Term Loan, 10.846%, 11/01/28(E)	1,888,417
3,231,463	Schenectady International Group Inc., Initial Term Loan, (3M SOFR + 4.850%), 10.244%, 10/15/25	2,520,541
		4,990,056
	Energy — 0.8%
850,667	Enviva Partners LP, Revolving Loan, 12.250%, 6/30/27(E)	850,667
391,440	Enviva Partners LP, Term Loan A, (3M SOFR + 8.000%), 13.325%, 12/13/24	442,327
260,960	Enviva Partners LP, Term Loan A1 Ddtl, 4.000%, 12/13/24(E)	294,884
260,960	Enviva Partners LP, Term Loan B1 Ddtl, 4.000%, 12/13/24(E)	263,134
2,676,165	Freeport LNG Investments, LLP, Tla Term Loan, (3M SOFR + 3.262%), 8.588%, 11/16/26	2,661,446
880,158	PES Holdings LLC, Tranche C Loan, (1M SOFR + 2.000%), 6.990%, 12/31/24	4,401
290,510	Prairie ECI Acquiror LP, Initial Term Loan B-2, (1M SOFR + 4.750%), 10.071%, 8/01/29	289,783
		4,806,642
	Communication Services — 0.7%
751,062	NEP Group Inc., First Lien Initial Dollar Term Loan, (1M SOFR + 3.364%), 4.500%, 10/20/25	718,203
3,422,429	NEP Group Inc., Term Loan PIK, 3.250%, 8/19/26(E)	3,272,697
370,000	Telenet Financing USD LLC, Term Loan AR Facility, (1M SOFR + 2.114%), 7.447%, 4/30/28	356,125
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M SOFR + 3.364%), 8.697%, 1/31/29	458,669
		4,805,694
	Financials — 0.7%
2,490,466	CHPPR Midco Inc. (f/k/a Air Methods Corporation), Amendment No. 1 Term Loan, (3M SOFR + 8.750%), 14.095%, 12/31/29	2,506,031
1,769,825	Wec US Holdings Ltd., Initial Term Loan, (1M SOFR + 2.750%), 8.076%, 1/27/31	1,768,781
		4,274,812
	Total Bank Loans	$74,507,073

Touchstone Ares Credit Opportunities Fund (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 3.9%
$ 603,924	Aimco CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 7/17/37(C)(F)	$ 481,118
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(C)(F)	179,259
520,638	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2017-2A, Class SUB, 144a, 7/25/37(C)(F)	294,537
1,250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-2A, Class ER, 144a, (TSFR3M + 6.582%), 11.867%, 10/17/32(C)	1,195,359
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/16/34(C)(F)	269,717
850,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 4/18/35(C)(F)	436,230
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-10A, Class E, 144a, (TSFR3M + 6.762%), 12.044%, 10/20/34(C)	993,769
750,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-5A, Class SUB, 144a, 7/20/34(C)(F)	407,097
1,000,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2021-4A, Class SUB, 144a, 4/20/34(C)(F)	651,929
500,000	Cedar Funding IV CLO Ltd. (Cayman Islands), Ser 2014-4A, Class ERR, 144a, (TSFR3M + 6.872%), 12.155%, 7/23/34(C)	496,725
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 4/20/34(C)(F)	506,535
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2019-4A, Class DR, 144a, (TSFR3M + 6.862%), 12.163%, 10/15/34(C)	1,003,767
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 10/20/34(C)(F)	372,499
1,046,139	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class E, 144a, (TSFR3M + 6.612%), 11.895%, 1/23/35(C)	1,049,068
500,000	Dryden 106 CLO Ltd. (Cayman Islands), Ser 2022-106A, Class E, 144a, (TSFR3M + 8.870%), 14.171%, 10/15/35(C)	503,537
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 4/20/35(C)(F)	392,925
250,000	Elmwood CLO 22 Ltd. (Cayman Islands), Ser 2023-1A, Class E, 144a, (TSFR3M + 7.650%), 12.936%, 4/17/36(C)	255,157
250,000	Elmwood CLO 23 Ltd. (Cayman Islands), Ser 2023-2A, Class E, 144a, (TSFR3M + 8.000%), 13.286%, 4/16/36(C)	254,818
555,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class E, 144a, (TSFR3M +7.570%), 12.856%, 12/11/33(C)	560,200
1,945,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class SUB, 144a, 12/11/33(C)(F)	1,588,789
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 1/20/34(C)(F)	374,235
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 10/22/34(C)(F)	365,425
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 10/22/34(C)(F)	18,757
250,000	Invesco US CLO Ltd. (Jersey), Ser 2023-2A, Class E, 144a, (TSFR3M + 7.83%), 13.112%, 4/21/36(C)	254,878
625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 4/21/35(C)(F)	428,695
227,540	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59A, Class SUB, 144a, 4/18/37(C)(F)	169,462
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 4/18/37(C)(F)	744,757
Principal Amount		Market Value
	Asset-Backed Securities — 3.9% (Continued)
$ 300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(C)(F)	$ 144
1,500,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(C)(F)	766,285
250,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 7/23/37(C)(F)	142,917
606,936	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 4/15/37(C)(F)	363,861
500,000	Madison Park Funding XXXVIII Ltd. (Cayman Islands), Ser 2021-38A, Class SUB, 144a, 7/17/34(C)(F)	329,232
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (TSFR3M + 6.562%), 11.846%, 1/25/35(C)	1,001,729
250,000	Niagara Park CLO Ltd. (Cayman Islands), Ser 2019-1A, Class ER, 144a, (TSFR3M + 6.212%), 11.497%, 7/17/32(C)	250,435
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2022-2A, Class ER, 144a, (TSFR3M +7.750%), 13.051%, 7/15/33(C)	250,143
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (TSFR3M + 3.162%), 8.263%, 11/18/31(C)	250,023
825,000	OHA Credit Funding 4 Ltd. (Cayman Islands), Ser 2019-4A, Class ER, 144a, (TSFR3M + 6.662%), 11.944%, 10/22/36(C)	830,037
389,058	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 7/20/37(C)(F)	296,810
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class M2, 144a, 10/15/34(C)(F)	30,880
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 10/15/34(C)(F)	546,485
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 4/20/34(C)(F)	4,957
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 4/20/34(C)(F)	11,565
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/20/34(C)(F)	452,395
3,999,999	RR 26 Ltd. (Cayman Islands), Ser 2023-26A, Class SUB, 144a, 4/15/38(C)(F)	2,952,531
500,000	RR 6 Ltd. (Cayman Islands), Ser 2019-6A, Class SUB, 144a, 4/15/36(C)(F)	326,472
500,000	Steele Creek CLO Ltd. (Cayman Islands), Ser 2019-2A, Class E, 144a, (TSFR3M + 7.962%), 13.263%, 7/15/32(C)	493,530
500,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (TSFR3M + 6.572%), 11.873%, 4/15/34(C)	501,815
280,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 4/15/33(C)(F)	105,711
	Total Asset-Backed Securities	$24,157,201
Shares
	Common Stocks — 0.6%
	Information Technology — 0.4%
398,969	Avaya Holdings Corp.*	2,593,298
3,406	Avaya Holdings Corp., A shares(G)*	22,139
8,415	Avaya Holdings Corp., Reg S shares(G)*	54,698
		2,670,135
	Energy — 0.1%
14,309	AFG Holdings, Inc.*	143

Touchstone Ares Credit Opportunities Fund (Continued)
Shares		MarketValue
	Common Stocks — 0.6% (Continued)
	Energy — 0.1% (Continued)
187,384	Ascent Resources Marcellus Holdings, LLC(G)*	$ 46,846
23,001	Summit Midstream Corp.*	805,725
		852,714
	Health Care — 0.1%
7,180	CHPPR Holdings, Inc.*	233,350
	Total Common Stocks	$3,756,199
	Warrants — 0.1%
	Health Care — 0.1%
11,649	CHPPR Holdings, Inc. 4(A)(2)DOT Warrant*	378,593
2,622	CHPPR Holdings, Inc. 1145 DOT Warrant*	85,215
9,949	CHPPR Holdings, Inc., Class B, Exp 6/28/29*	497
4,713	CHPPR Holdings, Inc., Class A, Exp 6/28/29*	47
	Total Warrants	$464,352
Principal Amount
Trade Claim — 0.0%
$ 1,000,000	Enviva, Inc. , 9/1/26(G)	55,000
Number of Contracts		Notional Amount
	Purchased Options — 0.0%
	Purchased Put Options — 0.0%
7,499	iShares iBoxx $ High Yield Corporate Bond ETF, Strike @77.00, Exp 10/24	$749,900	52,493
	Total Purchased Options		$52,493
Shares
	Short-Term Investment Funds — 6.0%
29,473,686	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	29,473,686
7,685,520	Invesco Government & Agency Portfolio, Institutional Class, 4.84%∞Ω**	7,685,520
	Total Short-Term Investment Funds	$37,159,206
	Total Investment Securities—101.9% (Cost $631,515,319)	$635,292,557
	Liabilities in Excess of Other Assets — (1.9%)	(11,935,604)
	Net Assets — 100.0%	$623,356,953
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of September 30, 2024 was $7,379,028.
(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(C)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2024.
(D)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of September 30, 2024.
(E)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(F)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
(G)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2024 was $7,379,028.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $446,139,814 or 71.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$495,141,033	$—	$495,141,033
Bank Loans	—	74,507,073	—	74,507,073
Asset-Backed Securities	—	24,157,201	—	24,157,201
Common Stocks	805,725	2,826,791	123,683	3,756,199
Warrants	—	464,352	—	464,352
Trade Claim	—	—	55,000	55,000
Purchased Put Options
Equity contracts	52,493	—	—	52,493
Short-Term Investment Funds	37,159,206	—	—	37,159,206
Total Assets	$38,017,424	$597,096,450	$178,683	$635,292,557
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(14,952)	$—	$(14,952)
Foreign currency exchange contracts	—	(103,915)	—	(103,915)
Total Liabilities	$—	$(118,867)	$—	$(118,867)
Total	$38,017,424	$596,977,583	$178,683	$635,173,690

Touchstone Ares Credit Opportunities Fund (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/28	$569,250	5.000%	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(43,876)	$(28,924)	$(14,952)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Depreciation
Wells Fargo	10/15/2024	USD	8,565,610	EUR	7,747,266	$(63,776)
Wells Fargo	10/15/2024	USD	1,858,676	GBP	1,420,268	(40,139)
						$(103,915)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dividend Equity Fund – September 30, 2024
Shares		Market Value
	Common Stocks — 99.2%
	Information Technology — 21.3%
67,702	Accenture PLC - Class A	$ 23,931,303
131,226	Analog Devices, Inc.	30,204,288
219,075	Apple, Inc.	51,044,475
317,835	Broadcom, Inc.	54,826,538
684,877	Cisco Systems, Inc.	36,449,154
762,664	Intel Corp.	17,892,097
159,257	International Business Machines Corp.	35,208,538
42,718	KLA Corp.	33,081,246
133,272	Microchip Technology, Inc.	10,700,409
243,114	Micron Technology, Inc.	25,213,353
207,191	Microsoft Corp.	89,154,287
248,039	Oracle Corp.	42,265,846
173,669	QUALCOMM, Inc.	29,532,413
71,218	Salesforce, Inc.	19,493,079
183,352	Texas Instruments, Inc.	37,875,023
		536,872,049
	Financials — 14.8%
101,976	Arthur J Gallagher & Co.	28,692,987
897,632	Bank of America Corp.	35,618,038
50,972	BlackRock, Inc.	48,398,424
384,976	Charles Schwab Corp. (The)	24,950,294
69,890	Goldman Sachs Group, Inc. (The)	34,603,238
68,356	JPMorgan Chase & Co.	14,413,546
231,001	Principal Financial Group, Inc.	19,842,986
183,738	Prudential Financial, Inc.	22,250,672
136,847	T Rowe Price Group, Inc.	14,906,744
705,714	Truist Financial Corp.	30,183,388
822,567	US Bancorp	37,615,989
96,989	Visa, Inc. - Class A	26,667,125
605,196	Wells Fargo & Co.	34,187,522
		372,330,953
	Health Care — 13.9%
143,084	AbbVie, Inc.	28,256,228
40,227	Amgen, Inc.	12,961,542
130,742	Becton Dickinson & Co.	31,521,896
484,450	Bristol-Myers Squibb Co.	25,065,443
54,903	Cencora, Inc.	12,357,567
508,605	CVS Health Corp.	31,981,083
198,968	Gilead Sciences, Inc.	16,681,477
265,117	Johnson & Johnson	42,964,861
544,672	Medtronic PLC	49,036,820
262,516	Merck & Co., Inc.	29,811,317
975,294	Pfizer, Inc.	28,225,008
69,658	UnitedHealth Group, Inc.	40,727,640
		349,590,882
	Industrials — 10.3%
212,062	3M Co.	28,988,875
71,594	Automatic Data Processing, Inc.	19,812,208
84,376	Caterpillar, Inc.	33,001,141
57,282	Lockheed Martin Corp.	33,484,766
169,544	Paychex, Inc.	22,751,109
293,684	RTX Corp.	35,582,754
803,806	Southwest Airlines Co.	23,816,772
406,480	Stanley Black & Decker, Inc.	44,765,642
76,110	Union Pacific Corp.	18,759,593
		260,962,860
	Consumer Discretionary — 8.5%
4,831	Booking Holdings, Inc.	20,348,752
103,598	Home Depot, Inc. (The)	41,977,909
Shares		Market Value
	Common Stocks — 99.2% (Continued)
	Consumer Discretionary — 8.5% (Continued)
458,164	Las Vegas Sands Corp.	$ 23,063,976
90,021	McDonald's Corp.	27,412,295
179,062	NIKE, Inc. - Class B	15,829,081
336,066	Starbucks Corp.	32,763,074
555,468	VF Corp.	11,081,586
105,078	Whirlpool Corp.	11,243,346
223,173	Yum! Brands, Inc.	31,179,500
		214,899,519
	Communication Services — 8.0%
1,505,150	AT&T, Inc.	33,113,300
788,916	Comcast Corp. - Class A	32,953,021
423,322	Fox Corp. - Class A	17,919,220
599,746	Interpublic Group of Cos., Inc. (The)	18,969,966
52,733	Meta Platforms, Inc. - Class A	30,186,479
193,492	Omnicom Group, Inc.	20,005,138
800,820	Verizon Communications, Inc.	35,964,826
135,308	Walt Disney Co. (The)	13,015,277
		202,127,227
	Consumer Staples — 6.8%
112,634	Constellation Brands, Inc. - Class A	29,024,655
146,835	Dollar General Corp.	12,417,836
177,371	PepsiCo, Inc.	30,161,939
341,394	Philip Morris International, Inc.	41,445,232
415,325	Sysco Corp.	32,420,269
161,101	Target Corp.	25,109,202
		170,579,133
	Energy — 4.5%
226,803	Chevron Corp.	33,401,278
302,142	Exxon Mobil Corp.	35,417,085
883,172	Kinder Morgan, Inc.	19,509,269
111,240	Phillips 66	14,622,498
85,995	Valero Energy Corp.	11,611,905
		114,562,035
	Utilities — 4.3%
296,070	Duke Energy Corp.	34,136,871
286,677	Entergy Corp.	37,729,560
443,033	NextEra Energy, Inc.	37,449,579
		109,316,010
	Materials — 3.5%
96,227	Air Products & Chemicals, Inc.	28,650,627
306,622	DuPont de Nemours, Inc.	27,323,087
313,726	International Flavors & Fragrances, Inc.	32,919,269
		88,892,983
	Real Estate — 3.3%
257,500	Alexandria Real Estate Equities, Inc. REIT	30,578,125
170,466	American Tower Corp. REIT	39,643,573
82,108	Simon Property Group, Inc. REIT	13,877,894
		84,099,592
	Total Common Stocks	$2,504,233,243

Touchstone Dividend Equity Fund (Continued)
Shares		Market Value
	Short-Term Investment Fund — 0.9%
23,591,166	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	$ 23,591,166
	Total Investment Securities—100.1% (Cost $2,190,602,962)	$2,527,824,409
	Liabilities in Excess of Other Assets — (0.1%)	(1,780,763)
	Net Assets — 100.0%	$2,526,043,646
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,504,233,243	$—	$—	$2,504,233,243
Short-Term Investment Fund	23,591,166	—	—	23,591,166
Total	$2,527,824,409	$—	$—	$2,527,824,409
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone High Yield Fund – September 30, 2024
Principal Amount		Market Value
	Corporate Bonds — 97.7%
	Energy — 17.8%
$ 950,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	$ 984,911
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,024,881
259,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.000%, 7/15/29	269,228
187,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.250%, 7/15/32	196,230
477,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	495,917
308,000	Civitas Resources, Inc., 144a, 8.625%, 11/1/30	326,306
1,957,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,918,913
361,000	Crescent Energy Finance LLC, 144a, 9.250%, 2/15/28	376,540
478,000	Crescent Energy Finance LLC, 144a, 7.625%, 4/1/32	478,136
1,030,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	1,091,437
1,000,000	Energy Transfer LP, (TSFR3M + 3.279%), 8.527%, 11/1/66(A)	948,579
1,143,000	EQM Midstream Partners LP, 144a, 4.500%, 1/15/29	1,118,156
242,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	246,303
445,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	467,865
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	402,792
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	195,895
534,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	533,048
243,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	242,202
750,000	Murphy Oil Corp., 6.000%, 10/1/32	740,638
1,062,000	Nabors Industries Ltd., 144a, 7.500%, 1/15/28	995,091
923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	873,874
242,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	249,841
1,031,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	1,027,930
524,000	SM Energy Co., 144a, 7.000%, 8/1/32	525,985
809,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	819,168
993,000	Valaris Ltd., 144a, 8.375%, 4/30/30	1,023,036
347,000	Venture Global LNG, Inc., 144a, 9.000%(B)	351,803
1,064,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	1,063,761
		18,988,466
	Communication Services — 14.1%
666,000	Altice Financing SA (Luxembourg), 144a, 5.750%, 8/15/29	536,565
483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	408,503
540,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	186,314
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	361,454
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	312,351
518,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	532,323
192,000	Belo Corp., 7.250%, 9/15/27	198,307
1,010,000	Cable One, Inc., 1.125%, 3/15/28	812,676
1,898,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,674,347
641,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	640,948
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31†	322,645
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	255,582
256,000	CSC Holdings LLC, 144a, 11.250%, 5/15/28	247,103
Principal Amount		Market Value
	Corporate Bonds — 97.7% (Continued)
	Communication Services — 14.1% (Continued)
$1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	$ 643,695
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	555,364
200,000	CSC Holdings LLC, 144a, 11.750%, 1/31/29	193,318
906,000	Gray Television, Inc., 144a, 5.375%, 11/15/31	569,842
570,000	LCPR Senior Secured Financing DAC, 144a, 6.750%, 10/15/27	521,435
528,000	Sable International Finance Ltd. (Chile), 144a, 7.125%, 10/15/32	529,679
1	Shutterfly Finance LLC, 144a, 8.500%, 10/1/27(C)	1
1	Shutterfly Finance LLC, 144a, 9.750%, 10/1/27	1
1,217,000	Sirius XM Radio, Inc., 144a, 4.000%, 7/15/28	1,148,249
1,643,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	1,594,236
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	567,655
523,000	Univision Communications, Inc., 144a, 8.000%, 8/15/28	534,791
552,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	529,328
1,060,000	Zegona Finance PLC (United Kingdom), 144a, 8.625%, 7/15/29	1,131,550
		15,008,262
	Industrials — 13.5%
580,000	Bombardier, Inc. (Canada), 144a, 7.250%, 7/1/31	613,182
1,132,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	1,091,789
578,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	563,990
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	652,715
616,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	635,204
641,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 5/1/31	674,664
308,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 6/15/32	323,370
937,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	879,700
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,137,697
1,049,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	1,075,225
923,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31†	948,173
799,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	768,187
856,000	Stanley Black & Decker, Inc., 4.000%, 3/15/60	809,736
1,093,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	1,088,878
1,110,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	1,098,345
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	965,549
519,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	536,220
507,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	528,201
		14,390,825
	Financials — 12.5%
1,337,000	Boost Newco Borrower LLC, 144a, 7.500%, 1/15/31	1,434,751
946,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	1,011,556
742,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	782,014
604,000	Equitable Holdings, Inc., Ser B, 4.950%(B)	598,260
328,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	325,035
311,000	FirstCash, Inc., 144a, 6.875%, 3/1/32	320,087
760,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	790,653
922,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	994,602
767,000	HUB International Ltd., 144a, 7.375%, 1/31/32	792,067
815,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	781,024
660,000	Jane Street Group / JSG Finance, Inc., 144a, 4.500%, 11/15/29	634,718

Touchstone High Yield Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 97.7% (Continued)
	Financials — 12.5% (Continued)
$ 420,000	National Rural Utilities Cooperative Finance Corp., (TSFR3M + 3.172%), 8.427%, 4/30/43(A)	$ 420,208
1,028,000	Nationstar Mortgage Holdings, Inc., 144a, 7.125%, 2/1/32	1,073,646
707,000	Navient Corp., 5.000%, 3/15/27	700,835
315,000	OneMain Finance Corp., 3.875%, 9/15/28	292,020
228,000	OneMain Finance Corp., 4.000%, 9/15/30	203,069
394,000	OneMain Finance Corp., 7.500%, 5/15/31	405,454
370,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	353,002
273,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	272,527
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	406,245
198,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	211,128
518,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	520,409
		13,323,310
	Consumer Discretionary — 12.4%
341,385	American Airlines Group, Inc. Pass-Through Trust, Ser 2013-1, A, 3.950%, 11/15/25	337,012
1,239,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,147,953
1,013,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	1,024,351
678,000	Dana, Inc., 4.250%, 9/1/30	611,554
523,000	Dana, Inc., 5.625%, 6/15/28	512,855
1,111,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,089,741
1,142,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	1,116,617
623,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	563,543
1,357,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	1,197,499
710,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	751,326
919,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	688,637
356,000	Michaels Cos., Inc. (The), 144a, 7.875%, 5/1/29	209,186
61,000	Royal Caribbean Cruises Ltd., 144a, 5.625%, 9/30/31	61,894
773,000	Sands China Ltd. (Macao), 5.125%, 8/8/25	771,017
500,000	Sands China Ltd. (Macao), 5.400%, 8/8/28	505,044
1,100,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	1,081,772
1,610,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	1,610,000
		13,280,001
	Consumer Staples — 7.8%
1,229,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	1,201,006
1,039,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	1,061,545
575,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.375%, 3/1/29	537,446
183,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30†	187,348
1,155,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	1,009,717
1,075,000	PetSmart, Inc. / PetSmart Finance Corp., 144a, 7.750%, 2/15/29	1,061,215
279,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	281,118
1,185,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,122,654
1,029,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,025,840
742,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	792,128
		8,280,017
	Health Care — 4.8%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	548,296
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	274,294
Principal Amount		Market Value
	Corporate Bonds — 97.7% (Continued)
	Health Care — 4.8% (Continued)
$ 330,000	AdaptHealth LLC, 144a, 6.125%, 8/1/28†	$ 330,327
993,000	Fortrea Holdings, Inc., 144a, 7.500%, 7/1/30†	1,001,019
683,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	681,073
777,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	735,584
1,123,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	1,087,775
452,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 4.750%, 5/9/27	445,717
		5,104,085
	Materials — 4.5%
998,000	Celanese US Holdings LLC, 6.379%, 7/15/32	1,066,061
739,000	Cerdia Finanz GmbH (Germany), 144a, 9.375%, 10/3/31	751,932
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	883,026
1,041,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	1,051,754
1,138,000	Novelis Corp., 144a, 4.750%, 1/30/30	1,104,061
		4,856,834
	Utilities — 4.5%
1,178,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	1,100,702
1,033,000	Edison International, Ser B, 5.000%(B)	1,009,467
345,000	PG&E Corp., 7.375%, 3/15/55	362,357
1,283,000	South Jersey Industries, Inc., 5.020%, 4/15/31	1,045,476
1,223,000	Vistra Corp., 144a, 8.000%(B)	1,281,453
		4,799,455
	Information Technology — 3.7%
1,025,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	1,048,059
1,133,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	1,127,797
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	416,407
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	534,704
873,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	819,895
		3,946,862
	Real Estate — 2.1%
1,202,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	1,146,262
188,000	HAT Holdings I LLC / HAT Holdings II LLC, 144a, 8.000%, 6/15/27	199,199
132,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	125,213
112,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	111,557
660,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	651,428
		2,233,659
	Total Corporate Bonds	$104,211,776
Shares
	Short-Term Investment Funds — 4.6%
3,146,790	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	3,146,790
1,735,517	Invesco Government & Agency Portfolio, Institutional Class, 4.84%∞Ω**	1,735,517
	Total Short-Term Investment Funds	$4,882,307
	Total Investment Securities—102.3% (Cost $109,983,128)	$109,094,083
	Liabilities in Excess of Other Assets — (2.3%)	(2,468,429)
	Net Assets — 100.0%	$106,625,654
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2024.

Touchstone High Yield Fund (Continued)
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2024 was $1,678,204.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $84,475,314 or 79.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$104,211,776	$—	$104,211,776
Short-Term Investment Funds	4,882,307	—	—	4,882,307
Total	$4,882,307	$104,211,776	$—	$109,094,083
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Impact Bond Fund – September 30, 2024
Principal Amount		Market Value
	Corporate Bonds — 28.6%
	Financials — 9.9%
$ 4,000,000	Bank of America Corp., 6.204%, 11/10/28	$ 4,220,995
2,000,000	Fifth Third Bancorp, 5.631%, 1/29/32	2,087,799
1,000,000	Fifth Third Bancorp, 6.339%, 7/27/29	1,062,299
1,064,336	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,029,026
940,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	974,400
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,594,379
5,000,000	JPMorgan Chase & Co., 2.580%, 4/22/32	4,454,481
2,400,000	KeyBank NA, 4.150%, 8/8/25	2,382,026
1,500,000	KeyCorp, 2.550%, 10/1/29	1,358,352
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,421,137
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	2,005,321
1,000,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 1/15/33	1,082,377
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,213,606
1,919,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	2,578,778
2,350,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	1,742,608
3,605,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	3,453,130
3,500,000	PNC Bank NA, 2.700%, 10/22/29	3,204,426
1,335,000	Progressive Corp. (The), 4.200%, 3/15/48	1,182,727
1,274,000	Protective Life Corp., 8.450%, 10/15/39	1,645,024
3,500,000	Protective Life Global Funding, 144a, 1.170%, 7/15/25	3,407,138
1,075,000	Reliance Standard Life Global Funding II, 144a, 5.243%, 2/2/26	1,080,074
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,486,305
1,885,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	1,819,167
1,500,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	1,489,201
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,674,597
1,100,000	Unum Group, 7.190%, 2/1/28	1,180,840
2,292,000	Unum Group, 7.250%, 3/15/28	2,471,220
1,405,000	US Bancorp, 5.727%, 10/21/26	1,422,346
1,500,000	US Bancorp, 5.850%, 10/21/33	1,598,356
		59,322,135
	Utilities — 7.5%
3,600,000	American Water Capital Corp., 2.950%, 9/1/27	3,494,541
2,686,674	Atmos Energy Kansas Securitization I LLC, 5.155%, 3/1/33	2,755,929
3,250,000	Avista Corp., 4.350%, 6/1/48	2,845,608
1,500,000	Brazos Securitization LLC, 144a, 5.243%, 9/1/40	1,538,035
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,631,284
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,267,236
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,208,839
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	2,003,991
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,704,807
2,328,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,627,068
2,500,000	Empire District Bondco LLC, Ser A-1, 4.943%, 1/1/33	2,547,697
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,531,966
3,000,000	Essential Utilities, Inc., 4.276%, 5/1/49	2,557,029
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,597,781
3,828,000	Idaho Power Co., MTN, 5.500%, 3/15/53	3,949,240
3,415,000	Kentucky Utilities Co., 5.125%, 11/1/40	3,425,510
2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	2,104,778
Principal Amount		Market Value
	Corporate Bonds — 28.6% (Continued)
	Utilities — 7.5% (Continued)
$ 1,110,000	Sierra Pacific Power Co., 2.600%, 5/1/26	$ 1,082,469
1,663,689	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,593,169
		45,466,977
	Industrials — 3.5%
641,637	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	618,682
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,548,017
1,625,000	Canadian Pacific Railway Co. (Canada), 3.125%, 6/1/26	1,588,981
1,500,000	CSX Corp., 6.150%, 5/1/37	1,690,946
1,914,177	FedEx Corp. Pass-Through Trust, 1.875%, 2/20/34	1,662,332
1,075,000	GATX Corp., 1.900%, 6/1/31	894,946
2,823,000	GATX Corp., 3.250%, 3/30/25	2,795,159
2,750,000	Republic Services, Inc., 2.300%, 3/1/30	2,492,442
474,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	490,128
2,129,000	Tote Shipholdings LLC, 3.400%, 10/16/40	1,874,529
1,000,000	Union Pacific Corp., 4.850%, 6/15/44	923,608
1,094,869	Union Pacific Railroad Co. Pass-Through Trust, 3.227%, 5/14/26	1,074,637
334,057	Union Pacific Railroad Co. Pass-Through Trust, 5.866%, 7/2/30	344,467
2,225,000	Waste Management, Inc., 3.900%, 3/1/35	2,112,034
		21,110,908
	Health Care — 2.1%
3,500,000	Banner Health, 2.480%, 1/1/32	3,017,678
1,060,355	CVS Pass Through Trust Series 2013, 144a, 4.704%, 1/10/36	992,267
1,613,418	CVS Pass-Through Trust, 6.036%, 12/10/28	1,640,526
3,405,000	HCA, Inc., 5.250%, 4/15/25	3,409,073
3,955,000	Piedmont Healthcare, Inc., 2.044%, 1/1/32	3,346,772
		12,406,316
	Consumer Discretionary — 1.9%
3,237,896	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	3,045,863
483,596	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	483,073
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,132,565
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	2,077,833
535,819	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	501,003
2,932,971	United Airlines, Inc. Pass-Through Trust, Ser 2023-1, A, 5.800%, 1/15/36	3,075,582
		11,315,919
	Real Estate — 1.2%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,432,929
3,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,971,002
2,050,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	1,919,137
		7,323,068
	Communication Services — 1.2%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,412,945
1,000,000	AT&T, Inc., 6.250%, 3/29/41	1,079,673
1,025,000	Crown Castle Towers LLC, 144a, 4.241%, 7/15/28	1,003,646
4,000,000	T-Mobile USA, Inc., 4.375%, 4/15/40	3,685,170
		7,181,434
	Consumer Staples — 1.0%
1,000,000	Kroger Co. (The), 4.500%, 1/15/29	1,009,707
2,000,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	2,267,150

Touchstone Impact Bond Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 28.6% (Continued)
	Consumer Staples — 1.0% (Continued)
$ 1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	$ 1,588,121
1,300,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,341,757
		6,206,735
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,590,637
	Total Corporate Bonds	$171,924,129
	U.S. Government Agency Obligations — 20.9%
1,786,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,779,509
60,981	Export-Import Bank of the United States, 1.581%, 11/16/24	60,716
751,105	Reliance Industries Ltd. (India), 1.870%, 1/15/26	736,089
6,514	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	6,506
9,160	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	9,132
73,666	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	73,783
41,635	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	41,663
65,352	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	65,426
62,785	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	62,845
117,002	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	116,583
236,163	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	238,077
228,919	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	229,553
85,928	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	85,757
107,539	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	110,878
241,972	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	242,291
127,877	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	126,797
291,038	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	291,184
128,824	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	129,536
300,999	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	297,227
510,974	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	508,191
1,027,813	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,001,231
2,628,941	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	2,430,433
2,059,433	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	1,912,525
1,081,208	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	1,039,653
1,440,641	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,364,344
Principal Amount		Market Value
	U.S. Government Agency Obligations — 20.9% (Continued)
$ 2,101,176	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	$ 1,991,602
2,547,756	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	2,412,228
1,310,755	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	1,235,477
2,346,226	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	2,210,750
2,182,118	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	1,988,782
2,397,612	Small Business Administration Participation Certificates, Ser 2016-20E, Class 1, 2.270%, 5/1/36	2,212,822
2,469,319	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	2,262,643
3,887,951	Small Business Administration Participation Certificates, Ser 2016-20L, Class 1, 2.810%, 12/1/36	3,641,705
625,710	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	602,944
1,084,945	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	1,038,861
2,938,014	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	2,756,200
2,914,313	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,647,920
3,386,670	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	3,157,239
1,578,152	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,474,690
3,417,834	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	3,220,493
3,536,137	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,360,127
2,883,008	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	2,822,868
1,546,336	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,484,366
1,709,243	Small Business Administration Participation Certificates, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,618,264
1,761,095	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	1,639,901
2,210,497	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	2,045,076
3,199,312	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	2,572,018
5,009,686	Small Business Administration Participation Certificates, Ser 2021-25L, Class 1, 1.850%, 12/1/46	4,256,542
3,079,862	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	2,734,166
2,252,247	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	2,116,732
3,020,239	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,913,761
3,755,014	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,597,135

Touchstone Impact Bond Fund (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 20.9% (Continued)
$ 8,918,273	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	$ 8,774,911
4,707,224	Small Business Administration Participation Certificates, Ser 2023-10A, Class 1, 5.168%, 3/10/33	4,814,524
2,440,858	Small Business Administration Participation Certificates, Ser 2023-20E, Class 1, 4.600%, 5/1/43	2,460,688
2,237,531	Small Business Administration Participation Certificates, Ser 2023-25C, Class 1, 4.930%, 3/1/48	2,271,871
5,821,465	Small Business Administration Participation Certificates, Ser 2023-25F, Class 1, 4.930%, 6/1/48	5,988,186
2,567,436	Small Business Administration Participation Certificates, Ser 2024-10A, Class 1, 5.035%, 3/10/34	2,621,376
5,195,000	Small Business Administration Participation Certificates, Ser 2024-10B, Class 1, 4.380%, 9/10/34	5,186,481
5,912,704	Small Business Administration Participation Certificates, Ser 2024-25A, Class 1, 5.050%, 1/1/49	6,105,189
5,387,381	Small Business Administration Participation Certificates, Ser 2024-25B, Class 1, 5.070%, 2/1/49	5,540,623
3,000,000	Small Business Administration Participation Certificates, Ser 2024-25I, Class 1, 4.450%, 9/1/49	2,993,410
2,146,661	United States International Development Finance Corp., 1.870%, 11/20/37	1,813,601
	Total U.S. Government Agency Obligations	$125,546,101
	U.S. Government Mortgage-Backed Obligations — 16.9%
1,022,327	FHLMC, Pool #SD8186, 3.500%, 11/1/51	958,316
5,496,103	FHLMC, Pool #SD8257, 4.500%, 10/1/52	5,401,043
208,598	FHLMC, Pool #W30008, 7.645%, 5/1/25	209,560
3,358,000	FHLMC, Pool #WN2314, 4.650%, 1/1/33	3,383,044
5,378,428	FHLMC REMIC, Pool #RA8086, 5.000%, 10/1/52	5,432,968
2,000,000	FHLMC REMIC, Pool #WN2381, 4.450%, 4/1/30	2,013,329
510,656	FNMA, Pool #888829, 5.888%, 6/1/37(A)(B)	508,861
414,705	FNMA, Pool #AH8854, 4.500%, 4/1/41	419,322
4,000,000	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,635,229
2,779,526	FNMA, Pool #AN0897, 3.440%, 2/1/32	2,662,086
1,402,384	FNMA, Pool #AN6828, 3.060%, 9/1/32	1,351,609
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,605,420
129,585	FNMA, Pool #AT0924, 2.000%, 3/1/28	124,772
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,746,761
3,411,138	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,313,513
2,986,436	FNMA, Pool #BZ0544, 5.380%, 12/1/31	3,148,182
2,930,768	FNMA, Pool #CB0455, 2.500%, 5/1/51	2,552,584
1,354,269	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,236,769
7,026,945	FNMA, Pool #FS1887, 3.000%, 5/1/47	6,387,371
2,961,076	FNMA, Pool #FS7798, 6.000%, 6/1/54	3,045,472
3,515,666	FNMA, Pool #MA4269, 2.500%, 2/1/41	3,184,157
1,234,776	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,156,460
3,332,658	FNMA, Pool #MA4624, 3.000%, 6/1/52	2,994,581
5,260,940	FNMA, Pool #MA4654, 3.500%, 7/1/52	4,896,973
4,510,808	FNMA, Pool #MA4709, 5.000%, 7/1/52	4,512,470
5,656,713	FNMA, Pool #MA4784, 4.500%, 10/1/52	5,561,395
4,860,475	FNMA, Pool #MA5073, 6.000%, 7/1/53	4,975,573
2,453,050	FNMA, Pool #MA5106, 5.000%, 8/1/53	2,450,632
3,649,407	FNMA, Pool #MA5107, 5.500%, 8/1/53	3,693,662
6,222,007	GNMA, Pool #MA8795, 2.500%, 4/20/53	5,485,707
2,721,424	GNMA, Pool #MA9012, 3.000%, 7/20/53	2,487,909
5,705,206	GNMA, Pool #MA9171, 5.500%, 9/20/53	5,767,878
2,792,910	GNMA, Pool #MA9418, 3.000%, 1/20/54	2,553,255
	Total U.S. Government Mortgage-Backed Obligations	$101,856,863
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 8.4%
$ 2,245,931	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.206%, 11/25/27(A)(B)	$ 2,195,693
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	3,127,792
1,650,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Class A2, 2.091%, 11/25/31(A)(B)	1,447,100
473,318	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	464,951
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,697,804
6,072,821	Freddie Mac Multiclass Certificates Series, Ser 2024-P015, Class A, 4.449%, 1/25/33(A)(B)	5,978,199
2,000,000	FREMF Mortgage Trust, Ser 2014-K41, Class B, 144a, 3.977%, 11/25/47(A)(B)	1,992,434
2,600,000	FREMF Mortgage Trust, Ser 2015-K49, Class B, 144a, 3.849%, 10/25/48(A)(B)	2,571,646
2,450,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.822%, 12/25/49(A)(B)	2,395,717
1,200,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.231%, 2/25/51(A)(B)	1,180,624
615,347	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (SOFR30A + 0.814%), 6.161%, 11/25/35(A)	609,816
92,111	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (SOFR30A + 0.814%), 6.161%, 5/25/36(A)	91,771
396,468	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(A)(B)	388,819
2,063,996	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(A)(B)	2,020,430
2,340,631	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(A)(B)	2,277,469
2,623,136	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.770%, 9/25/28(A)(B)	2,594,559
585,005	GNMA, Pool #785631, 4.646%, 5/20/67(A)(B)	579,721
373,342	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(A)(B)	366,842
779,282	GNMA, Ser 2013-121, Class AB, 2.955%, 8/16/44(A)(B)	736,562
139,686	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	134,218
17,473	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	16,387
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(A)(B)	2,167,786
371,158	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	351,286
1,287,810	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(A)(B)	1,188,952
799,272	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	698,825
763,654	GNMA, Ser 2017-H11, Class FV, (TSFR1M + 0.614%), 5.967%, 5/20/67(A)	762,487
680,188	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	657,573
3,758,008	GNMA, Ser 2020-113, Class AF, 2.000%, 10/16/62	2,635,093
4,823,407	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	4,004,541
2,179,167	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,580,169
3,586,494	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,742,985
	Total Agency Collateralized Mortgage Obligations	$50,658,251
	U.S. Treasury Obligations — 7.0%
9,150,000	U.S. Treasury Bond, 1.875%, 2/15/51	5,723,754
18,140,000	U.S. Treasury Bond, 2.875%, 5/15/52	14,184,630
21,540,000	U.S. Treasury Strip, Principal, 5/15/43(C)	9,857,712
19,894,000	U.S. Treasury Strip, Principal, 5/15/45(C)	8,303,767
11,500,000	U.S. Treasury Strip, Principal, 2/15/51(C)	3,790,864
	Total U.S. Treasury Obligations	$41,860,727
	Asset-Backed Securities — 6.7%
1,788,466	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,739,402
888,657	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	839,555

Touchstone Impact Bond Fund (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 6.7% (Continued)
$ 2,736,088	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	$ 2,567,510
2,301,457	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	2,162,099
3,065,457	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,899,524
1,379,876	JGWPT XXVII LLC, Ser 2012-3A, Class A, 144a, 3.220%, 9/15/65	1,274,474
1,388,403	JGWPT XXXI LLC, Ser 2014-1A, Class A, 144a, 3.960%, 3/15/63	1,319,667
1,038,881	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	934,221
4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	4,429,526
1,017,531	Oklahoma Development Finance Auth., Ser 2022-ONG, Class A1, 3.877%, 5/1/37	997,210
3,960,275	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,493,350
4,605,182	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	3,779,064
2,541,408	Small Business Administration Participation Certificates, Ser 2023-10B, Class 1, 5.688%, 9/10/33	2,624,303
3,478,154	Small Business Administration Participation Certificates, Ser 2023-25G, Class 1, 5.180%, 7/1/48	3,619,236
3,041,583	Small Business Administration Participation Certificates, Ser 2023-25H, Class 1, 5.150%, 8/1/48	3,157,193
469,446	Sunnova Hestia I Issuer LLC, Ser 2023-GRID1, Class 1A, 144a, 5.750%, 12/20/50	483,766
2,750,423	Sunnova Hestia II Issuer LLC, Ser 2024-GRID1, Class 1A, 144a, 5.630%, 7/20/51	2,829,301
1,027,302	Tesla Auto Lease Trust, Ser 2023-A, Class A2, 144a, 5.860%, 8/20/25	1,028,303
	Total Asset-Backed Securities	$40,177,704
	Municipal Bonds — 6.2%
	California — 2.5%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	930,724
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,737,307
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	853,192
1,540,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,182,563
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,758,487
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,554,269
2,675,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	3,220,508
2,540,000	Tuolumne Wind Project Auth., Build America Bonds, Revenue, 6.918%, 1/1/34	2,836,637
		15,073,687
	Texas — 0.9%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	1,923,946
Principal Amount		Market Value
	Municipal Bonds — 6.2% (Continued)
	Texas — (Continued)
$ 2,640,000	Texas Department of Transportation State Highway Fund, Build America Bonds, Revenue, 5.178%, 4/1/30	$ 2,713,510
1,281,000	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	895,442
		5,532,898
	Oklahoma — 0.5%
3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	3,119,619
	Indiana — 0.5%
2,750,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	2,978,209
	Virginia — 0.4%
931,462	Virginia Housing Development Authority, 2.950%, 10/25/49	825,371
2,369,105	Virginia Housing Development Authority, 2.125%, 7/25/51	1,887,941
		2,713,312
	New York — 0.4%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,150,465
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,405,298
		2,555,763
	Minnesota — 0.4%
3,153,076	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	2,492,513
	Nevada — 0.3%
1,674,339	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,547,962
	Ohio — 0.2%
1,348,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	1,156,176
	Louisiana — 0.1%
479,501	Louisiana Housing Corp., 2.875%, 11/1/38	432,522
	Total Municipal Bonds	$37,602,661
	Commercial Mortgage-Backed Securities — 3.8%
17,094	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	15,986
2,979,161	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,627,759
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	2,025,438
2,440,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,170,700
3,550,000	FREMF Mortgage Trust, Ser 2015-K45, Class B, 144a, 3.723%, 4/25/48(A)(B)	3,522,901
500,000	FREMF Mortgage Trust, Ser 2015-K48, Class B, 144a, 3.771%, 8/25/48(A)(B)	493,975
2,500,000	FREMF Mortgage Trust, Ser 2015-K50, Class B, 144a, 3.906%, 10/25/48(A)(B)	2,467,709
245,000	FREMF Mortgage Trust, Ser 2015-K51, Class B, 144a, 4.090%, 10/25/48(A)(B)	242,324
1,725,000	FREMF Mortgage Trust, Ser 2016-K52, Class B, 144a, 4.068%, 1/25/49(A)(B)	1,703,958
1,450,000	FREMF Mortgage Trust, Ser 2017-K65, Class B, 144a, 4.221%, 7/25/50(A)(B)	1,429,033
2,461,489	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	2,058,932

Touchstone Impact Bond Fund (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 3.8% (Continued)
$ 2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	$ 2,186,023
2,185,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,895,843
	Total Commercial Mortgage-Backed Securities	$22,840,581
	Non-Agency Collateralized Mortgage Obligations — 0.1%
378,299	Virginia Housing Development Auth., Ser 2013-B, Class A, 2.750%, 4/25/42	346,456
Shares
	Short-Term Investment Fund — 0.7%
4,070,943	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	4,070,943
	Total Investment Securities—99.3% (Cost $626,674,644)	$596,884,416
	Other Assets in Excess of Liabilities — 0.7%	4,220,542
	Net Assets — 100.0%	$601,104,958
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $83,830,850 or 13.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$171,924,129	$—	$171,924,129
U.S. Government Agency Obligations	—	125,546,101	—	125,546,101
U.S. Government Mortgage-Backed Obligations	—	101,856,863	—	101,856,863
Agency Collateralized Mortgage Obligations	—	50,658,251	—	50,658,251
U.S. Treasury Obligations	—	41,860,727	—	41,860,727
Asset-Backed Securities	—	40,177,704	—	40,177,704
Municipal Bonds	—	37,602,661	—	37,602,661
Commercial Mortgage-Backed Securities	—	22,840,581	—	22,840,581
Non-Agency Collateralized Mortgage Obligations	—	346,456	—	346,456
Short-Term Investment Fund	4,070,943	—	—	4,070,943
Total	$4,070,943	$592,813,473	$—	$596,884,416
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Fund – September 30, 2024
Shares		Market Value
	Common Stocks — 98.3%
	Industrials — 26.4%
2,502,417	AerCap Holdings NV (Ireland)	$ 237,028,938
2,400,847	Allison Transmission Holdings, Inc.	230,649,371
1,874,023	Armstrong World Industries, Inc.	246,302,843
3,451,148	Copart, Inc.*	180,840,155
362,192	Lennox International, Inc.	218,869,004
659,648	Old Dominion Freight Line, Inc.	131,032,479
2,107,857	Otis Worldwide Corp.	219,090,657
714,897	UniFirst Corp.	142,014,289
		1,605,827,736
	Information Technology — 12.9%
2,986,828	Amphenol Corp. - Class A	194,621,712
2,282,535	Entegris, Inc.	256,853,664
1,048,627	Keysight Technologies, Inc.*	166,658,289
1,694,323	Skyworks Solutions, Inc.	167,348,283
		785,481,948
	Financials — 12.6%
1,026,862	Cincinnati Financial Corp.	139,776,455
2,746,297	Fidelity National Information Services, Inc.	230,002,374
1,115,597	M&T Bank Corp.	198,710,138
2,864,051	Moelis & Co. - Class A	196,216,134
		764,705,101
	Consumer Discretionary — 12.0%
1,607,262	Churchill Downs, Inc.	217,317,895
1,927,598	Hasbro, Inc.	139,403,887
504,502	Pool Corp.	190,096,354
3,377,483	Tempur Sealy International, Inc.	184,410,572
		731,228,708
	Materials — 10.1%
1,040,814	AptarGroup, Inc.	166,727,995
1,772,453	Ball Corp.	120,367,283
260,622	NewMarket Corp.	143,834,675
734,988	Vulcan Materials Co.	184,063,045
		614,992,998
	Consumer Staples — 9.8%
1,243,955	BellRing Brands, Inc.*	75,532,948
1,367,847	Brown-Forman Corp. - Class B	67,298,072
1,838,864	Dollar Tree, Inc.*	129,308,917
1,877,930	Lamb Weston Holdings, Inc.	121,577,188
1,750,688	Post Holdings, Inc.*	202,642,136
		596,359,261
Shares		Market Value
	Common Stocks — 98.3% (Continued)
	Health Care — 8.0%
1,752,362	Bruker Corp.	$ 121,018,120
846,603	STERIS PLC	205,335,092
443,114	Waters Corp.*	159,472,297
		485,825,509
	Real Estate — 6.5%
1,661,954	CBRE Group, Inc. - Class A*	206,880,034
1,603,355	Crown Castle, Inc. REIT	190,206,003
		397,086,037
	Total Common Stocks	$5,981,507,298
	Short-Term Investment Fund — 1.7%
103,824,165	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	103,824,165
	Total Investment Securities—100.0% (Cost $4,351,519,155)	$6,085,331,463
	Liabilities in Excess of Other Assets — (0.0%)	(194,338)
	Net Assets — 100.0%	$6,085,137,125
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,981,507,298	$—	$—	$5,981,507,298
Short-Term Investment Fund	103,824,165	—	—	103,824,165
Total	$6,085,331,463	$—	$—	$6,085,331,463
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Value Fund – September 30, 2024
Shares		Market Value
	Common Stocks — 99.1%
	Industrials — 20.5%
110,927	AerCap Holdings NV (Ireland)	$ 10,507,005
73,817	Clean Harbors, Inc.*	17,842,307
47,127	Dover Corp.	9,036,131
233,723	Genpact Ltd.	9,164,279
94,355	Hexcel Corp.	5,833,970
27,124	L3Harris Technologies, Inc.	6,451,986
100,277	Leidos Holdings, Inc.	16,345,151
15,587	Parker-Hannifin Corp.	9,848,178
95,340	Regal Rexnord Corp.	15,814,999
16,413	Snap-on, Inc.	4,755,010
68,214	WESCO International, Inc.	11,458,588
47,132	Westinghouse Air Brake Technologies Corp.	8,567,184
		125,624,788
	Financials — 16.3%
92,915	Allstate Corp. (The)	17,621,330
140,884	American International Group, Inc.	10,316,935
14,597	Ameriprise Financial, Inc.	6,857,817
218,166	Chimera Investment Corp. REIT	3,453,568
61,235	Discover Financial Services	8,590,658
598,506	First Horizon Corp.	9,294,798
89,569	Global Payments, Inc.	9,173,657
69,621	Pinnacle Financial Partners, Inc.	6,820,769
55,773	Reinsurance Group of America, Inc.	12,151,264
118,116	Webster Financial Corp.	5,505,387
34,176	Willis Towers Watson PLC	10,065,857
		99,852,040
	Health Care — 10.6%
44,821	Cencora, Inc.	10,088,311
147,387	Encompass Health Corp.	14,243,479
172,616	Envista Holdings Corp.*	3,410,892
112,882	Hologic, Inc.*	9,195,368
28,091	Humana, Inc.	8,897,543
46,564	Labcorp Holdings, Inc.	10,406,123
79,600	Zimmer Biomet Holdings, Inc.	8,592,820
		64,834,536
	Consumer Staples — 9.5%
15,724	Casey's General Stores, Inc.	5,907,664
29,387	Constellation Brands, Inc. - Class A	7,572,736
189,451	Darling Ingredients, Inc.*	7,039,999
49,834	Dollar Tree, Inc.*	3,504,327
70,610	Ingredion, Inc.	9,703,932
87,830	Lamb Weston Holdings, Inc.	5,686,114
182,718	TreeHouse Foods, Inc.*	7,670,502
188,190	Tyson Foods, Inc. - Class A	11,208,597
		58,293,871
	Utilities — 9.1%
166,623	CenterPoint Energy, Inc.	4,902,049
80,993	DTE Energy Co.	10,400,311
91,869	Entergy Corp.	12,090,879
103,465	Evergy, Inc.	6,415,865
313,920	NiSource, Inc.	10,877,328
116,717	WEC Energy Group, Inc.	11,225,841
		55,912,273
	Consumer Discretionary — 8.2%
32,571	Advance Auto Parts, Inc.	1,269,943
171,647	Aramark	6,647,888
119,951	BorgWarner, Inc.	4,353,022
85,633	Columbia Sportswear Co.	7,123,809
208,123	Gentex Corp.	6,179,172
Shares		Market Value
	Common Stocks — 99.1% (Continued)
	Consumer Discretionary — 8.2% (Continued)
122,393	Hasbro, Inc.	$ 8,851,462
201,137	LKQ Corp.	8,029,389
194,220	Valvoline, Inc.*	8,128,107
		50,582,792
	Information Technology — 8.1%
100,106	Akamai Technologies, Inc.*	10,105,701
41,427	F5, Inc.*	9,122,225
71,355	Keysight Technologies, Inc.*	11,340,450
53,396	PTC, Inc.*	9,646,521
93,079	Qorvo, Inc.*	9,615,061
		49,829,958
	Materials — 6.0%
788,359	Arcadium Lithium PLC (Jersey)*	2,246,823
163,112	Axalta Coating Systems Ltd.*	5,903,023
104,969	Berry Global Group, Inc.	7,135,793
149,043	FMC Corp.	9,827,895
79,950	International Flavors & Fragrances, Inc.	8,389,154
37,136	Scotts Miracle-Gro Co. (The)	3,219,691
		36,722,379
	Real Estate — 5.8%
136,153	Agree Realty Corp. REIT	10,256,405
65,342	Alexandria Real Estate Equities, Inc. REIT	7,759,363
24,946	Essex Property Trust, Inc. REIT	7,369,547
199,468	Host Hotels & Resorts, Inc. REIT	3,510,637
42,001	Mid-America Apartment Communities, Inc. REIT	6,673,959
		35,569,911
	Energy — 5.0%
302,530	ChampionX Corp.	9,121,279
292,721	Coterra Energy, Inc.	7,010,668
43,124	Diamondback Energy, Inc.	7,434,578
503,978	Permian Resources Corp.	6,859,141
		30,425,666
	Total Common Stocks	$607,648,214
	Short-Term Investment Fund — 0.9%
5,234,062	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	5,234,062
	Total Investment Securities—100.0% (Cost $449,143,474)	$612,882,276
	Other Assets in Excess of Liabilities — 0.0%	61,948
	Net Assets — 100.0%	$612,944,224
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Mid Cap Value Fund (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$607,648,214	$—	$—	$607,648,214
Short-Term Investment Fund	5,234,062	—	—	5,234,062
Total	$612,882,276	$—	$—	$612,882,276
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital International Growth Equity Fund – September 30, 2024
Shares		Market Value
	Common Stocks — 97.5%
	Japan — 12.6%
	Consumer Staples — 2.1%
60,300	Ajinomoto Co., Inc.	$ 2,333,725
	Industrials — 6.1%
74,700	Recruit Holdings Co. Ltd.	4,538,205
4,600	SMC Corp.	2,057,215
	Information Technology — 4.4%
10,100	Keyence Corp.	4,840,548
	Total Japan	13,769,693
	Netherlands — 11.9%
	Financials — 4.1%
2,854	Adyen NV, 144a*	4,468,280
	Industrials — 2.9%
18,171	IMCD NV	3,156,575
	Information Technology — 4.9%
6,395	ASML Holding NV	5,328,633
	Total Netherlands	12,953,488
	Switzerland — 9.3%
	Health Care — 2.7%
4,705	Lonza Group AG	2,985,716
	Industrials — 3.1%
6,728	VAT Group AG, 144a	3,440,691
	Materials — 3.5%
11,387	Sika AG	3,774,398
	Total Switzerland	10,200,805
	Brazil — 9.2%
	Consumer Discretionary — 6.1%
3,235	MercadoLibre, Inc.*	6,638,091
	Industrials — 3.1%
333,700	WEG SA	3,345,759
	Total Brazil	9,983,850
	Canada — 8.8%
	Consumer Discretionary — 1.5%
16,614	Dollarama, Inc.	1,701,877
	Information Technology — 7.3%
1,276	Constellation Software, Inc.	4,137,516
47,482	Shopify, Inc. - Class A*	3,805,207
	Total Canada	9,644,600
	India — 7.5%
	Consumer Discretionary — 2.2%
53,047	Titan Co. Ltd.	2,419,238
	Financials — 5.3%
26,093	Bajaj Finance Ltd.	2,397,371
165,044	HDFC Bank Ltd.	3,398,970
	Total India	8,215,579
	Germany — 6.6%
	Communication Services — 4.3%
44,701	CTS Eventim AG & Co. KGaA	4,654,522
	Consumer Discretionary — 2.3%
78,039	Zalando SE, 144a*	2,579,339
	Total Germany	7,233,861
	Sweden — 6.6%
	Industrials — 3.8%
139,598	AddTech AB - Class B	4,185,017
Shares		Market Value
	Common Stocks — 97.5% (Continued)
	Sweden — (Continued)
	Information Technology — 2.8%
282,709	Hexagon AB - Class B	$ 3,045,079
	Total Sweden	7,230,096
	Italy — 5.0%
	Consumer Discretionary — 3.2%
7,359	Ferrari NV	3,459,539
	Health Care — 1.8%
97,322	Stevanato Group SpA	1,946,440
	Total Italy	5,405,979
	Taiwan — 4.7%
	Information Technology — 4.7%
29,249	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,079,674
	Singapore — 4.1%
	Communication Services — 4.1%
47,003	Sea Ltd. ADR*	4,431,443
	Denmark — 3.6%
	Consumer Discretionary — 2.0%
13,006	Pandora A/S	2,143,624
	Health Care — 1.6%
7,345	Genmab A/S*	1,780,676
	Total Denmark	3,924,300
	United Kingdom — 3.0%
	Consumer Discretionary — 3.0%
13,997	Flutter Entertainment PLC*	3,321,208
	United States — 2.5%
	Communication Services — 2.5%
34,679	Liberty Media Corp.-Liberty Formula One - Class C*	2,685,195
	Poland — 2.1%
	Consumer Staples — 2.1%
24,871	Dino Polska SA, 144a*	2,266,111
	Total Common Stocks	$106,345,882
	Short-Term Investment Fund — 2.8%
3,047,271	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	3,047,271
	Total Investment Securities — 100.3% (Cost $91,725,133)	$109,393,153
	Liabilities in Excess of Other Assets — (0.3)%	(341,535)
	Net Assets — 100.0%	$109,051,618
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $12,754,421 or 11.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital International Growth Equity Fund (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$13,769,693	$—	$13,769,693
Netherlands	5,328,633	7,624,855	—	12,953,488
Switzerland	—	10,200,805	—	10,200,805
Brazil	9,983,850	—	—	9,983,850
Canada	9,644,600	—	—	9,644,600
India	—	8,215,579	—	8,215,579
Germany	—	7,233,861	—	7,233,861
Sweden	—	7,230,096	—	7,230,096
Italy	5,405,979	—	—	5,405,979
Taiwan	5,079,674	—	—	5,079,674
Singapore	4,431,443	—	—	4,431,443
Denmark	—	3,924,300	—	3,924,300
United Kingdom	3,321,208	—	—	3,321,208
United States	2,685,195	—	—	2,685,195
Poland	2,266,111	—	—	2,266,111
Short-Term Investment Fund	3,047,271	—	—	3,047,271
Total	$51,193,964	$58,199,189	$—	$109,393,153
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – September 30, 2024
Shares		Market Value
	Common Stocks — 99.3%
	Information Technology — 53.4%
466,373	Apple, Inc.	$ 108,664,909
107,832	ASML Holding NV (Netherlands)	89,851,014
402,946	Atlassian Corp. - Class A*	63,991,854
282,484	Cloudflare, Inc. - Class A*	22,850,131
767,276	Datadog, Inc. - Class A*	88,282,777
544,039	Entegris, Inc.	61,220,709
42,336	Lam Research Corp.	34,549,563
460,329	Microsoft Corp.	198,079,569
2,063,441	NVIDIA Corp.	250,584,275
688,898	Okta, Inc.*	51,212,677
1,340,498	Samsara, Inc. - Class A*	64,504,764
167,727	ServiceNow, Inc.*	150,013,351
1,254,396	Shopify, Inc. (Canada) - Class A*	100,527,295
249,019	Snowflake, Inc. - Class A*	28,602,322
		1,312,935,210
	Communication Services — 15.6%
230,331	Meta Platforms, Inc. - Class A	131,850,678
87,883	Netflix, Inc.*	62,332,776
756,988	ROBLOX Corp. - Class A*	33,504,289
907,369	Sea Ltd. (Singapore) ADR*	85,546,749
192,980	Spotify Technology SA*	71,118,919
		384,353,411
	Consumer Discretionary — 12.4%
1,106,489	Amazon.com, Inc.*	206,172,095
368,470	DoorDash, Inc. - Class A*	52,591,723
361,705	Floor & Decor Holdings, Inc. - Class A*	44,912,910
		303,676,728
	Financials — 10.1%
991,343	Block, Inc.*	66,548,856
312,165	Intercontinental Exchange, Inc.	50,146,186
6,039,150	NU Holdings Ltd. (Brazil) - Class A*	82,434,397
175,804	Visa, Inc. - Class A	48,337,310
		247,466,749
	Health Care — 6.2%
835,064	DexCom, Inc.*	55,982,690
Shares		Market Value
	Common Stocks — 99.3% (Continued)
	Health Care — 6.2% (Continued)
616,482	Edwards Lifesciences Corp.*	$ 40,681,647
1,010,592	Ultragenyx Pharmaceutical, Inc.*	56,138,386
		152,802,723
	Industrials — 1.6%
515,337	Uber Technologies, Inc.*	38,732,729
	Total Common Stocks	$2,439,967,550
	Short-Term Investment Fund — 1.0%
25,354,020	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	25,354,020
	Total Investment Securities—100.3% (Cost $1,642,839,965)	$2,465,321,570
	Liabilities in Excess of Other Assets — (0.3%)	(7,191,856)
	Net Assets — 100.0%	$2,458,129,714
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,439,967,550	$—	$—	$2,439,967,550
Short-Term Investment Fund	25,354,020	—	—	25,354,020
Total	$2,465,321,570	$—	$—	$2,465,321,570
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Fund – September 30, 2024
Shares		Market Value
	Common Stocks — 100.1%
	Industrials — 22.4%
89,286	Armstrong World Industries, Inc.	$ 11,734,859
76,133	Casella Waste Systems, Inc. - Class A*	7,574,472
453,762	Gates Industrial Corp. PLC*	7,963,523
69,954	Landstar System, Inc.	13,212,212
295,275	Marten Transport Ltd.	5,226,367
77,390	Matson, Inc.	11,037,362
26,118	UniFirst Corp.	5,188,341
		61,937,136
	Information Technology — 18.6%
269,555	ACI Worldwide, Inc.*	13,720,350
177,064	CTS Corp.	8,566,356
277,891	DoubleVerify Holdings, Inc.*	4,679,684
90,166	ePlus, Inc.*	8,866,924
49,869	Qualys, Inc.*	6,406,172
271,377	Vontier Corp.	9,156,260
		51,395,746
	Financials — 17.3%
271,293	Atlantic Union Bankshares Corp.	10,219,607
257,512	Cannae Holdings, Inc.	4,908,179
48,088	Hanover Insurance Group, Inc. (The)	7,122,314
175,996	Moelis & Co. - Class A	12,057,486
7,980	White Mountains Insurance Group Ltd.	13,535,676
		47,843,262
	Consumer Discretionary — 15.9%
134,107	Acushnet Holdings Corp.	8,549,321
7,875	Graham Holdings Co. - Class B	6,471,045
18,976	Murphy USA, Inc.	9,352,701
337,394	Revolve Group, Inc.*	8,360,624
204,397	Tempur Sealy International, Inc.	11,160,076
		43,893,767
	Real Estate — 7.6%
259,104	Alexander & Baldwin, Inc. REIT	4,974,797
326,273	Essential Properties Realty Trust, Inc. REIT	11,142,223
84,678	First Industrial Realty Trust, Inc. REIT	4,740,274
		20,857,294
	Health Care — 6.8%
484,676	Certara, Inc.*	5,675,556
144,412	Enovis Corp.*	6,216,936
85,328	Haemonetics Corp.*	6,858,665
		18,751,157
	Materials — 5.0%
114,461	Ingevity Corp.*	4,463,979
Shares		Market Value
	Common Stocks — 100.1% (Continued)
	Materials — 5.0% (Continued)
15,478	NewMarket Corp.	$ 8,542,153
88,909	Tredegar Corp.*	648,147
		13,654,279
	Consumer Staples — 4.6%
40,297	Lancaster Colony Corp.	7,115,241
61,996	PriceSmart, Inc.	5,689,993
		12,805,234
	Communication Services — 1.4%
11,331	Cable One, Inc.	3,963,471
	Energy — 0.5%
91,716	Innovex International, Inc.*	1,346,391
	Total Common Stocks	$276,447,737
	Short-Term Investment Fund — 2.7%
7,546,823	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	7,546,823
	Total Investment Securities—102.8% (Cost $235,081,866)	$283,994,560
	Liabilities in Excess of Other Assets — (2.8%)	(7,696,799)
	Net Assets — 100.0%	$276,297,761
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$276,447,737	$—	$—	$276,447,737
Short-Term Investment Fund	7,546,823	—	—	7,546,823
Total	$283,994,560	$—	$—	$283,994,560
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Value Fund – September 30, 2024
Shares		Market Value
	Common Stocks — 98.2%
	Financials — 22.2%
89,803	Chimera Investment Corp. REIT	$ 1,421,581
13,600	City Holding Co.	1,596,504
166,081	Columbia Banking System, Inc.	4,336,375
35,439	First American Financial Corp.	2,339,328
194,544	First Horizon Corp.	3,021,268
100,613	First Interstate BancSystem, Inc. - Class A	3,086,807
23,506	Hanover Insurance Group, Inc. (The)	3,481,474
28,639	Independent Bank Corp.	1,693,424
106,778	MGIC Investment Corp.	2,733,517
57,416	National Bank Holdings Corp. - Class A	2,417,214
46,947	NMI Holdings, Inc. - Class A*	1,933,747
170,821	Old National Bancorp	3,187,520
36,704	Pinnacle Financial Partners, Inc.	3,595,891
62,011	Univest Financial Corp.	1,744,989
290,372	Valley National Bancorp	2,630,770
37,245	Voya Financial, Inc.	2,950,549
26,109	Westamerica BanCorp	1,290,307
42,324	Wintrust Financial Corp.	4,593,424
		48,054,689
	Industrials — 21.5%
27,563	AZEK Co., Inc. (The)*	1,289,948
18,567	BWX Technologies, Inc.	2,018,233
7,825	CACI International, Inc. - Class A*	3,948,182
17,511	Clean Harbors, Inc.*	4,232,584
2,641	EMCOR Group, Inc.	1,137,030
45,982	Enerpac Tool Group Corp.	1,926,186
20,376	Enpro, Inc.	3,304,580
139,288	Enviri Corp.*	1,440,238
55,798	ExlService Holdings, Inc.*	2,128,694
205,018	Gates Industrial Corp. PLC*	3,598,066
30,211	Hexcel Corp.	1,867,946
34,035	Huron Consulting Group, Inc.*	3,699,604
29,993	ITT, Inc.	4,484,253
38,207	Korn Ferry	2,874,695
14,025	Regal Rexnord Corp.	2,326,467
20,217	Standex International Corp.	3,695,263
9,401	Valmont Industries, Inc.	2,725,820
		46,697,789
	Consumer Discretionary — 10.6%
24,328	American Eagle Outfitters, Inc.	544,704
9,498	Carter's, Inc.	617,180
35,261	Cheesecake Factory, Inc. (The)	1,429,833
21,409	Dorman Products, Inc.*	2,421,786
70,739	Gentex Corp.	2,100,241
72,383	Goodyear Tire & Rubber Co. (The)*	640,590
11,209	Installed Building Products, Inc.	2,760,440
8,688	Murphy USA, Inc.	4,282,055
9,436	Oxford Industries, Inc.	818,667
47,818	Steven Madden Ltd.	2,342,604
49,536	Urban Outfitters, Inc.*	1,897,724
55,489	Valvoline, Inc.*	2,322,215
19,074	YETI Holdings, Inc.*	782,606
		22,960,645
	Real Estate — 8.5%
50,496	Agree Realty Corp. REIT	3,803,864
89,186	COPT Defense Properties REIT	2,705,012
52,168	Healthpeak Properties, Inc. REIT	1,193,082
63,395	National Storage Affiliates Trust REIT	3,055,639
Shares		Market Value
	Common Stocks — 98.2% (Continued)
	Real Estate — 8.5% (Continued)
291,578	Newmark Group, Inc. - Class A	$ 4,528,206
82,788	STAG Industrial, Inc. REIT	3,236,183
		18,521,986
	Health Care — 8.2%
49,393	Encompass Health Corp.	4,773,340
56,161	Envista Holdings Corp.*	1,109,741
35,884	Globus Medical, Inc. - Class A*	2,567,142
67,019	Integra LifeSciences Holdings Corp.*	1,217,735
66,367	Option Care Health, Inc.*	2,077,287
62,093	Prestige Consumer Healthcare, Inc.*	4,476,905
35,247	QuidelOrtho Corp.*	1,607,263
		17,829,413
	Information Technology — 7.0%
11,190	Belden, Inc.	1,310,685
302,161	Harmonic, Inc.*	4,402,486
57,681	Lumentum Holdings, Inc.*	3,655,822
17,615	Rogers Corp.*	1,990,671
13,682	Silicon Laboratories, Inc.*	1,581,229
261,669	Viavi Solutions, Inc.*	2,360,254
		15,301,147
	Energy — 5.6%
43,694	Cactus, Inc. - Class A	2,607,221
108,265	ChampionX Corp.	3,264,190
57,928	Civitas Resources, Inc.	2,935,212
239,468	Permian Resources Corp.	3,259,159
		12,065,782
	Consumer Staples — 5.3%
63,498	Hain Celestial Group, Inc. (The)*	547,988
21,272	Ingredion, Inc.	2,923,411
7,949	Lancaster Colony Corp.	1,403,555
12,915	MGP Ingredients, Inc.†	1,075,174
38,077	Performance Food Group Co.*	2,984,094
60,573	TreeHouse Foods, Inc.*	2,542,854
		11,477,076
	Materials — 5.1%
327,356	Arcadium Lithium PLC (Jersey)*	932,965
48,933	Axalta Coating Systems Ltd.*	1,770,885
26,410	Cabot Corp.	2,951,846
31,240	Ingevity Corp.*	1,218,360
13,175	Innospec, Inc.	1,489,961
100,537	O-I Glass, Inc.*	1,319,045
26,417	Silgan Holdings, Inc.	1,386,892
		11,069,954
	Utilities — 4.2%
26,027	Black Hills Corp.	1,590,770
20,952	IDACORP, Inc.	2,159,942
84,650	Portland General Electric Co.	4,054,735
18,923	Spire, Inc.	1,273,329
		9,078,776
	Total Common Stocks	$213,057,257

Touchstone Small Cap Value Fund (Continued)
Shares		Market Value
	Short-Term Investment Funds — 2.4%
4,111,779	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	$ 4,111,779
969,335	Invesco Government & Agency Portfolio, Institutional Class, 4.84%∞Ω**	969,335
	Total Short-Term Investment Funds	$5,081,114
	Total Investment Securities—100.6% (Cost $185,953,572)	$218,138,371
	Liabilities in Excess of Other Assets — (0.6%)	(1,266,079)
	Net Assets — 100.0%	$216,872,292
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2024 was $957,375.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$213,057,257	$—	$—	$213,057,257
Short-Term Investment Funds	5,081,114	—	—	5,081,114
Total	$218,138,371	$—	$—	$218,138,371
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – September 30, 2024
Principal Amount		Market Value
	Asset-Backed Securities — 47.1%
$ 7,730,000	American Credit Acceptance Receivables Trust, Ser 2021-3, Class E, 144a, 2.560%, 11/15/27	$ 7,614,607
2,155,000	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	2,163,353
2,566,234	American Credit Acceptance Receivables Trust, Ser 2024-2, Class A, 144a, 5.900%, 2/12/27	2,574,156
785,000	AmeriCredit Automobile Receivables Trust, Ser 2020-2, Class D, 2.130%, 3/18/26	783,808
5,200,000	AmeriCredit Automobile Receivables Trust, Ser 2021-2, Class C, 1.010%, 1/19/27	5,043,425
4,042,853	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	4,067,638
2,919,592	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (TSFR1M + 0.654%), 2.891%, 3/25/36(A)	2,848,161
2,743,774	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M + 2.500%), 7.782%, 1/20/31(A)	2,746,128
5,230,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Class A, 144a, 2.020%, 2/20/27	5,068,243
5,790,000	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 6.359%, 7/19/31(A)	5,793,636
240,181	Black Diamond CLO Ltd. (Cayman Islands), Ser 2017-1A, Class A1AR, 144a, (TSFR3M + 1.312%), 6.595%, 4/24/29(A)	240,215
6,180,000	Carlyle Global Market Strategies CLO Ltd., Ser 2012-4A, Class A1R4, 144a, (TSFR3M + 1.120%), 5.972%, 4/22/32(A)	6,181,304
3,440,827	CIFC Funding Ltd. (Cayman Islands), Ser 2017-2A, Class AR, 144a, (TSFR3M + 1.212%), 6.494%, 4/20/30(A)	3,445,166
4,914,405	CPS Auto Receivables Trust, Ser 2020-C, Class E, 144a, 4.220%, 5/17/27	4,897,108
1,500,000	Credit Acceptance Auto Loan Trust, Ser 2022-3A, Class A, 144a, 6.570%, 10/15/32	1,510,469
5,000,000	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	5,084,571
4,860,000	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	4,910,835
5,773,150	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	5,700,738
536,598	Dell Equipment Finance Trust, Ser 2022-2, Class A3, 144a, 4.140%, 7/22/27	535,631
2,705,000	Dell Equipment Finance Trust, Ser 2022-2, Class B, 144a, 4.400%, 7/22/27	2,698,770
4,700,000	Dell Equipment Finance Trust, Ser 2022-2, Class C, 144a, 4.740%, 7/22/27	4,695,531
3,204,247	Dewolf Park CLO Ltd., Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.182%), 6.483%, 10/15/30(A)	3,207,502
8,254,750	Domino's Pizza Master Issuer LLC, Ser 2015-1A, Class A2II, 144a, 4.474%, 10/25/45	8,213,897
3,332,172	DT Auto Owner Trust, Ser 2020-2A, Class E, 144a, 7.170%, 6/15/27	3,334,556
4,612,929	DT Auto Owner Trust, Ser 2021-4A, Class C, 144a, 1.500%, 9/15/27	4,562,981
6,215,000	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	6,017,347
1,330,000	Exeter Automobile Receivables Trust, Ser 2022-1A, Class D, 3.020%, 6/15/28	1,302,918
8,160,000	Exeter Automobile Receivables Trust, Ser 2022-4A, Class C, 4.920%, 12/15/28	8,153,909
1,568,555	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	1,469,324
Principal Amount		Market Value
	Asset-Backed Securities — 47.1% (Continued)
$ 99,900	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	$ 101,290
3,436,487	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	3,459,284
5,051,632	Galaxy XXVI CLO Ltd. (Cayman Islands), Ser 2018-26A, Class AR, 144a, (TSFR3M + 1.170%), 6.291%, 11/22/31(A)	5,054,860
7,374,850	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	7,354,778
3,713,230	GLS Auto Receivables Issuer Trust, Ser 2021-1A, Class D, 144a, 1.680%, 1/15/27	3,666,102
5,000,000	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	5,095,319
5,100,000	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	5,180,737
4,850,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	4,982,680
1,286,039	Hilton Grand Vacations Trust, Ser 2018-AA, Class A, 144a, 3.540%, 2/25/32	1,273,748
970,396	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	942,330
1,212,995	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	1,198,703
3,000,000	Hpefs Equipment Trust, Ser 2022-2A, Class D, 144a, 4.940%, 3/20/30	3,002,370
5,100,000	Hpefs Equipment Trust, Ser 2022-3A, Class C, 144a, 6.130%, 8/20/29	5,150,776
5,150,000	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	5,179,191
3,538,738	Madison Park Funding XXIV Ltd. (Cayman Islands), Ser 2016-24A, Class AR2, 144a, (TSFR3M + 1.120%), 6.402%, 10/20/29(A)	3,541,520
1,943,874	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (TSFR1M + 1.814%), 6.897%, 12/15/35(A)	1,941,447
5,219,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (TSFR1M + 3.714%), 8.797%, 12/15/35(A)	5,186,800
2,550,620	OCP CLO Ltd. (Cayman Islands), Ser 2014-6A, Class A1R2, 144a, (TSFR3M + 1.150%), 6.436%, 10/17/30(A)	2,551,857
2,736,122	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	2,717,156
4,455,000	OneMain Financial Issuance Trust, Ser 2022-2A, Class A, 144a, 4.890%, 10/14/34	4,454,250
3,000,000	OneMain Financial Issuance Trust, Ser 2022-3A, Class A, 144a, 5.940%, 5/15/34	3,032,972
5,680,422	OZLM IX Ltd. (Cayman Islands), Ser 2014-9A, Class A1A4, 144a, (TSFR3M + 1.200%), 6.482%, 10/20/31(A)	5,683,575
3,297,424	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (TSFR3M + 1.062%), 6.363%, 10/15/29(A)	3,299,185
149,170	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	148,942
4,645,260	Regatta XIV Funding Ltd. (Cayman Islands), Ser 2018-3A, Class AR, 144a, (TSFR3M + 1.100%), 6.385%, 10/25/31(A)	4,644,331
1,212,393	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 6.574%, 4/20/31(A)	1,213,427
5,000,000	Santander Drive Auto Receivables Trust, Ser 2022-7, Class B, 5.950%, 1/17/28	5,037,666
1,010,000	SBA Tower Trust, Ser 2014-2A, Class C, 144a, 3.869%, 10/15/49(A)(B)	1,009,303

Touchstone Ultra Short Duration Fixed Income Fund (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 47.1% (Continued)
$ 3,825,000	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	$ 3,860,703
3,972,984	Symphony Static CLO I Ltd. (Cayman Islands), Ser 2021-1A, Class A, 144a, (TSFR3M + 1.092%), 6.376%, 10/25/29(A)	3,974,164
333,195	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.222%), 6.323%, 11/18/30(A)	333,474
1,371,067	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (TSFR1M + 0.714%), 5.569%, 2/25/57(A)	1,411,696
1,558,734	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 5.969%, 10/25/48(A)	1,582,638
2,478,278	Westgate Resorts LLC, Ser 2022-1A, Class A, 144a, 1.788%, 8/20/36	2,410,271
5,325,000	Westlake Automobile Receivables Trust, Ser 2021-1A, Class E, 144a, 2.330%, 8/17/26	5,248,201
4,295,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class E, 144a, 2.380%, 3/15/27	4,198,643
4,900,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	5,023,717
5,000,000	Westlake Automobile Receivables Trust, Ser 2023-1A, Class B, 144a, 5.410%, 1/18/28	5,024,774
	Total Asset-Backed Securities	$244,038,807
	Corporate Bonds — 18.2%
	Financials — 4.8%
3,950,000	Citibank NA, (SOFR + 0.708%), 5.833%, 8/6/26(A)	3,960,823
1,500,000	Huntington National Bank (The), 5.699%, 11/18/25	1,500,109
2,982,000	JPMorgan Chase & Co., Ser b, (TSFR3M + 0.762%), 6.009%, 2/1/27(A)	2,929,526
6,050,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	6,006,444
2,500,000	Synovus Financial Corp., 5.200%, 8/11/25	2,501,134
8,000,000	Toronto-Dominion Bank (The) (Canada), MTN, (SOFR + 0.480%), 5.748%, 10/10/25(A)	8,007,047
		24,905,083
	Consumer Discretionary — 4.8%
7,500,000	Daimler Truck Finance North America LLC (Germany), 144a, 5.600%, 8/8/25	7,561,245
5,350,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	5,444,058
4,780,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 5.808%, 7/31/26(A)	4,777,467
6,997,122	United Airlines, Inc. Pass-Through Trust, Ser 2013-1 A, 4.300%, 8/15/25	6,924,376
		24,707,146
	Energy — 3.2%
1,000,000	Boardwalk Pipelines LP, 4.950%, 12/15/24	998,822
7,500,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	7,478,448
2,308,000	Florida Gas Transmission Co. LLC, 144a, 4.350%, 7/15/25	2,294,061
1,000,000	HF Sinclair Corp., 6.375%, 4/15/27	1,013,593
2,096,000	Plains All American Pipeline LP / PAA Finance Corp., 3.600%, 11/1/24	2,092,901
3,041,000	Western Midstream Operating LP, 3.100%, 2/1/25	3,015,595
		16,893,420
	Utilities — 1.5%
6,000,000	FirstEnergy Pennsylvania Electric Co., 144a, 4.000%, 4/15/25	5,957,558
2,000,000	Vistra Operations Co. LLC, 144a, 5.125%, 5/13/25	1,995,871
		7,953,429
	Real Estate — 1.1%
5,500,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 5.950%, 4/16/27(A)	5,523,480
Principal Amount		Market Value
	Corporate Bonds — 18.2% (Continued)
	Industrials — 1.0%
$ 1,000,000	Element Fleet Management Corp. (Canada), 144a, 3.850%, 6/15/25	$ 990,373
4,250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	4,361,075
		5,351,448
	Health Care — 1.0%
5,045,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 5.733%, 7/15/26(A)	5,060,407
	Information Technology — 0.8%
4,000,000	Microchip Technology, Inc., 4.250%, 9/1/25	3,982,055
	Total Corporate Bonds	$94,376,468
	Commercial Mortgage-Backed Securities — 18.2%
6,450,000	BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Class AF, 144a, (TSFR1M + 1.047%), 6.144%, 11/15/33(A)	6,440,513
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 6.644%, 7/15/35(A)	8,142,557
2,868,569	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (TSFR1M + 1.014%), 6.097%, 2/15/38(A)	2,802,172
8,495,000	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (TSFR1M + 1.264%), 6.347%, 2/15/38(A)	8,046,739
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (TSFR1M + 0.897%), 5.994%, 11/15/34(A)	6,741,337
4,190,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class A, 144a, (TSFR1M + 1.367%), 6.464%, 12/15/37(A)	4,187,381
2,700,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class C, 144a, (TSFR1M + 1.497%), 6.844%, 12/15/37(A)	2,696,625
579,064	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	569,623
56,000,000	Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Class XCP, 144a, 10/15/22(A)(B)(C)	0
1,830,175	COMM Mortgage Trust, Ser 2013-CR8, Class B, 144a, 3.637%, 6/10/46(A)(B)	1,821,024
2,450,000	COMM Mortgage Trust, Ser 2014-CR21, Class AM, 3.987%, 12/10/47	2,425,292
2,588,546	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 0.780%, 6/10/47(A)(B)(C)	44
4,250,000	COMM Mortgage Trust, Ser 2015-CR22, Class A5, 3.309%, 3/10/48	4,220,310
1,874,000	COMM Mortgage Trust, Ser 2015-CR27, Class A4, 3.612%, 10/10/48	1,849,134
1,000,000	COMM Mortgage Trust, Ser 2015-PC1, Class A5, 3.902%, 7/10/50	993,390
1,248,721	CSMC, Ser 2020-NET, Class A, 144a, 2.257%, 8/15/37	1,203,449
638,069	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (Prime Rate -2.306%), 6.194%, 7/15/32(A)	624,275
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (TSFR1M + 0.997%), 6.094%, 12/15/30(A)	5,860,774
4,474,500	DBGS Mortgage Trust, Ser 2018-BIOD, Class B, 144a, (TSFR1M + 1.184%), 6.281%, 5/15/35(A)	4,443,738
2,895,865	Extended Stay America Trust, Ser 2021-ESH, Class B, 144a, (TSFR1M + 1.494%), 6.591%, 7/15/38(A)	2,889,530
598,221	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	511,319
4,707,000	GS Mortgage Securities Corp. Trust, Ser 2022-GTWY, Class A, 144a, (TSFR1M + 3.400%), 8.497%, 8/15/39(A)	4,707,000
2,365,000	GS Mortgage Securities Trust, Ser 2015-GC28, Class B, 3.980%, 2/10/48	2,338,445

Touchstone Ultra Short Duration Fixed Income Fund (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 18.2% (Continued)
$ 809,731	GS Mortgage Securities Trust, Ser 2015-GC34, Class AAB, 3.278%, 10/10/48	$ 801,070
914,420	HPLY Trust, Ser 2019-HIT, Class A, 144a, (TSFR1M + 1.114%), 6.232%, 11/15/36(A)	913,563
605,093	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Class AS, 3.216%, 4/15/46	552,771
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,067,820
5,350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2020-ACE, Class A, 144a, 3.287%, 1/10/37	5,306,784
4,567,420	LUXE Trust, Ser 2021-TRIP, Class B, 144a, (TSFR1M + 1.514%), 6.614%, 10/15/38(A)	4,544,828
2,807,570	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Class A4, 3.249%, 2/15/48	2,793,974
5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (TSFR1M + 0.897%), 5.994%, 8/15/33(A)	4,621,608
36,825	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	36,550
	Total Commercial Mortgage-Backed Securities	$94,153,639
	Non-Agency Collateralized Mortgage Obligations — 8.5%
443,719	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 6.900%, 4/25/33(A)(B)††	446,234
97,614	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	82,358
476,353	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	473,232
1,290	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	1,285
7,191,015	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	7,086,010
1,058,789	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 6.395%, 10/25/33(A)(B)	1,059,784
45,650	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.822%, 6/25/36(A)(B)	32,436
1,899,271	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 3.000%, 10/25/49(A)(B)	1,868,249
17,974	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 6.957%, 12/25/34(A)(B)	17,452
10,629	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 6.537%, 12/25/32(A)	10,601
211,728	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	209,967
185,733	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.200%, 2/25/37(A)(B)	156,872
6,512,445	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	5,840,742
1,205,441	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.506%, 6/25/43(A)(B)	1,158,721
1,017,030	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	972,161
4,402,260	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	4,255,040
6,879,359	Towd Point HE Trust, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	6,670,177
365,465	Towd Point Mortgage Trust, Ser 2015-2, Class 1M2, 144a, 3.761%, 11/25/60(A)(B)	363,808
2,795,808	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	2,772,081
5,175,000	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	5,070,126
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 8.5% (Continued)
$ 1,939,745	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	$ 1,916,132
3,553,515	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	3,430,620
	Total Non-Agency Collateralized Mortgage Obligations	$43,894,088
	Commercial Paper — 5.7%
12,100,000	BAT International Finance PLC, 4.921%, 10/1/24(D)	12,098,349
6,600,000	Canadian Tire Corp Ltd., 5.025%, 10/17/24(D)	6,584,540
10,000,000	Sonoco Products Company, 4.901%, 10/1/24(D)	9,998,635
1,000,000	Washington Gas Light Company, 4.905%, 10/1/24(D)	999,867
	Total Commercial Paper	$29,681,391
	Municipal Bonds — 1.0%
	Other Territory — 1.0%
835,000	Taxable Municipal Funding Trust, Rev., 144a, 5.150%, 5/15/56(A)(B)	835,000
1,945,000	Taxable Municipal Funding Trust, Rev., 144a, 5.150%, 12/15/25(A)(B)	1,945,000
1,000,000	Taxable Municipal Funding Trust, Rev., 144a, 5.150%, 6/30/28(A)(B)	1,000,000
1,200,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 5.150%, 9/1/30(A)(B)	1,200,000
		4,980,000
	California — 0.0%
235,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 5.280%, 9/1/41(A)(B)	235,000
	Total Municipal Bonds	$5,215,000
	U.S. Government Mortgage-Backed Obligations — 0.7%
83,127	FHLMC, Pool #1B7189, (RFUCCT1Y + 2.470%), 7.208%, 3/1/36(A)	85,196
71,032	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 6.499%, 11/1/36(A)	73,307
25,962	FHLMC, Pool #1J1813, (RFUCCT1Y + 1.925%), 7.675%, 8/1/37(A)	26,587
75,514	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 7.415%, 7/1/35(A)	77,692
28,843	FHLMC, Pool #1Q0080, (RFUCCT1Y + 1.661%), 6.938%, 1/1/36(A)	29,801
73,351	FHLMC, Pool #1Q0119, (RFUCCT1Y + 1.850%), 7.499%, 9/1/36(A)	75,917
58,213	FHLMC, Pool #1Q0187, (RFUCCT1Y + 1.789%), 6.038%, 12/1/36(A)	58,981
30,810	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 6.655%, 4/1/37(A)	31,304
49,762	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 6.571%, 11/1/36(A)	51,343
80,654	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 6.708%, 4/1/34(A)	83,343
32,735	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 7.023%, 11/1/36(A)	34,145
44,316	FHLMC, Pool #847795, (1 Year CMT Rate +2.275%), 6.640%, 4/1/35(A)	45,307
112,591	FHLMC, Pool #848539, (1 Year CMT Rate +2.288%), 6.747%, 4/1/37(A)	115,835
231,032	FHLMC, Pool #848583, (1 Year CMT Rate +2.303%), 6.753%, 1/1/36(A)	239,860
3,371	FHLMC, Pool #A92646, 5.500%, 6/1/40	3,503
4,660	FHLMC, Pool #C03505, 5.500%, 6/1/40	4,802

Touchstone Ultra Short Duration Fixed Income Fund (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.7% (Continued)
$ 12,100	FHLMC, Pool #G01840, 5.000%, 7/1/35	$ 12,417
35,322	FNMA, Pool #254868, 5.000%, 9/1/33	36,190
4,507	FNMA, Pool #256272, 5.500%, 6/1/26	4,561
14,640	FNMA, Pool #256852, 6.000%, 8/1/27	14,963
3,985	FNMA, Pool #323832, 7.500%, 7/1/29	4,089
11,838	FNMA, Pool #665773, 7.500%, 6/1/31	11,850
40,407	FNMA, Pool #679742, (1 Year CMT Rate +2.480%), 6.944%, 1/1/40(A)	40,720
43,783	FNMA, Pool #725424, 5.500%, 4/1/34	45,165
179,988	FNMA, Pool #725490, (RFUCCT1Y + 1.597%), 6.739%, 4/1/34(A)	181,537
6,887	FNMA, Pool #735484, 5.000%, 5/1/35	7,059
36,608	FNMA, Pool #813170, (RFUCCT1Y + 1.575%), 6.039%, 1/1/35(A)	37,000
127,621	FNMA, Pool #815323, (RFUCCT6M + 1.529%), 7.258%, 1/1/35(A)	129,460
48,162	FNMA, Pool #820364, (RFUCCT1Y + 0.827%), 6.202%, 4/1/35(A)	47,857
52,543	FNMA, Pool #827787, (RFUCCT6M + 1.55%), 7.175%, 5/1/35(A)	53,400
27,020	FNMA, Pool #889060, 6.000%, 1/1/38	29,171
26,989	FNMA, Pool #889061, 6.000%, 1/1/38	28,452
1,755	FNMA, Pool #889382, 5.500%, 4/1/38	1,821
51,711	FNMA, Pool #922674, (RFUCCT1Y + 1.905%), 6.632%, 4/1/36(A)	53,372
17,523	FNMA, Pool #960376, 5.500%, 12/1/37	18,045
2,782	FNMA, Pool #AD0941, 5.500%, 4/1/40	2,895
19,315	FNMA, Pool #AE0363, 5.000%, 7/1/37	19,800
27,376	FNMA, Pool #AE5441, 5.000%, 10/1/40	28,193
8,772	FNMA, Pool #AI6588, 4.000%, 7/1/26	8,711
18,518	FNMA, Pool #AI8506, 4.000%, 8/1/26	18,389
37,585	FNMA, Pool #AL0211, 5.000%, 4/1/41	38,707
167,290	FNMA, Pool #AL0478, (RFUCCT1Y + 1.777%), 6.533%, 4/1/36(A)	173,840
79,432	FNMA, Pool #AL0543, 5.000%, 7/1/41	81,804
33,645	FNMA, Pool #AL1105, 4.500%, 12/1/40	34,019
8,078	FNMA, Pool #AL2591, 5.500%, 5/1/38	8,134
174,139	FNMA, Pool #AL5275, (RFUCCT6M + 1.505%), 6.539%, 9/1/37(A)	177,300
446,583	FNMA, Pool #AL7396, (RFUCCT6M + 1.532%), 7.175%, 2/1/37(A)	454,735
119,914	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 4.625%, 2/20/34(A)	120,529
52,932	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 4.875%, 4/20/34(A)	53,150
114,846	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 3.625%, 8/20/34(A)	115,682
124,331	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 4.625%, 3/20/41(A)	125,230
16,005	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 3.750%, 11/20/44(A)	16,026
172,210	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 3.750%, 12/20/44(A)	173,620
	Total U.S. Government Mortgage-Backed Obligations	$3,444,816
	Agency Collateralized Mortgage Obligations — 0.1%
91,435	FHLMC REMIC, Ser 2770, Class FH, (SOFR30A + 0.514%), 5.857%, 3/15/34(A)	90,911
202,427	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	194,937
17,991	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	17,693
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 0.1% (Continued)
$ 7,152	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	$ 7,063
66,631	FNMA REMIC, Ser 2003-81, Class FE, (SOFR30A + 0.614%), 5.895%, 9/25/33(A)	66,462
145,911	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	150,422
12,049	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	11,728
4,308	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	4,263
	Total Agency Collateralized Mortgage Obligations	$543,479
	U.S. Government Agency Obligations — 0.0%
26,173	Small Business Administration Pools, Pool #508374, (Prime Rate -2.500%), 6.000%, 4/25/28(A)	26,000
Shares
	Short-Term Investment Fund — 0.0%
18,748	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	18,748
	Total Investment Securities—99.5% (Cost $517,350,212)	$515,392,436
	Other Assets in Excess of Liabilities — 0.5%	2,720,510
	Net Assets — 100.0%	$518,112,946
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.

Touchstone Ultra Short Duration Fixed Income Fund (Continued)
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
RFUCCT6M – FTSE USD IBOR Consumer Cash Fallbacks Term Six months
SOFR – Secured Overnight Financing Rate
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $369,462,653 or 71.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$244,038,807	$—	$244,038,807
Corporate Bonds	—	94,376,468	—	94,376,468
Commercial Mortgage-Backed Securities	—	94,153,639	—	94,153,639
Non-Agency Collateralized Mortgage Obligations	—	43,894,088	—	43,894,088
Commercial Paper	—	29,681,391	—	29,681,391
Municipal Bonds	—	5,215,000	—	5,215,000
U.S. Government Mortgage-Backed Obligations	—	3,444,816	—	3,444,816
Agency Collateralized Mortgage Obligations	—	543,479	—	543,479
U.S. Government Agency Obligations	—	26,000	—	26,000
Short-Term Investment Fund	18,748	—	—	18,748
Total	$18,748	$515,373,688	$—	$515,392,436
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2024
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Impact Bond Fund	Touchstone Mid Cap Fund
Assets
Investments, at cost	$269,487,905	$631,515,319	$2,190,602,962	$109,983,128	$626,674,644	$4,351,519,155
Investments, at market value *	$261,928,805	$635,292,557	$2,527,824,409	$109,094,083	$596,884,416	$6,085,331,463
Cash	—	—	—	—	—	20,575
Cash deposits held at prime broker (A)	1,301,365	74,009	—	—	—	—
Foreign currency †	137	434,979	—	—	—	—
Dividends and interest receivable	2,166,406	7,238,531	2,246,229	1,639,822	4,367,392	2,661,984
Receivable for capital shares sold	1,361,757	3,301,313	189,848	4,091	829,710	10,352,869
Receivable for investments sold	388,424	4,752,511	—	249,044	—	—
Receivable for securities lending income	—	17,818	—	153	3	—
Tax reclaim receivable	12,973	6,601	107,040	9,674	—	—
Unrealized appreciation on unfunded commitments	—	14,590	—	—	—	—
Total Assets	267,159,867	651,132,909	2,530,367,526	110,996,867	602,081,521	6,098,366,891

Liabilities
Due to custodian	922,360	8,794	—	—	43,430	—
Due to prime broker(A)	—	691,831	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	103,915	—	—	—	—
Dividends payable	—	289	616	611	160	—
Payable for return of collateral for securities on loan	—	7,685,520	—	1,735,517	—	—
Deferred foreign capital gains tax	—	—	—	—	—	—
Payable for capital shares redeemed	251,505	1,679,833	1,987,141	31,805	485,817	8,304,198
Payable for investments purchased	1,421,464	16,989,401	—	2,486,880	119,339	—
Payable to Investment Adviser	57,520	242,062	1,053,267	27,745	128,719	3,095,991
Payable to other affiliates	38,795	85,033	740,220	13,052	67,931	773,988
Payable to Trustees	15,375	15,375	15,375	15,375	15,375	15,375
Payable for professional services	32,340	49,058	36,684	28,564	31,228	54,095
Payable for reports to shareholders	14,035	17,201	64,168	8,967	14,246	123,930
Payable for transfer agent services	56,095	86,136	410,700	10,327	59,400	804,858
Payable for variation margin on swap agreements	763,284	43,876	—	—	—	—
Other accrued expenses and liabilities	31,460	77,632	15,709	12,370	10,918	57,331
Total Liabilities	3,604,233	27,775,956	4,323,880	4,371,213	976,563	13,229,766
Net Assets	$263,555,634	$623,356,953	$2,526,043,646	$106,625,654	$601,104,958	$6,085,137,125
Net assets consist of:
Par value	273,656	669,209	1,297,981	137,039	648,735	1,056,461
Paid-in capital	395,828,305	703,027,564	2,075,631,032	129,108,361	648,045,125	4,221,267,857
Distributable earnings (deficit)	(132,546,327)	(80,339,820)	449,114,633	(22,619,746)	(47,588,902)	1,862,812,807
Net Assets	$263,555,634	$623,356,953	$2,526,043,646	$106,625,654	$601,104,958	$6,085,137,125
*Includes market value of securities on loan of:	$—	$7,379,028	$—	$1,678,204	$—	$—
†Cost of foreign currency:	$142	$431,737	$—	$—	$—	$—
(A)	Represents segregated cash for futures contracts, swap agreement, and/or securities sold short.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Continued)
Touchstone Mid Cap Value Fund	Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$449,143,474	$91,725,133	$1,642,839,965	$235,081,866	$185,953,572	$517,350,212
$612,882,276	$109,393,153	$2,465,321,570	$283,994,560	$218,138,371	$515,392,436
—	24	30	3	1	—
—	—	—	—	—	—
—	14,540	—	—	—	—
787,360	137,710	118,950	226,988	242,366	2,430,917
243,045	66,438	2,212,610	3,470,290	91,158	3,680,566
938,831	—	—	—	218,628	21,177
—	621	—	—	56	—
—	39,126	—	—	—	—
—	—	—	—	—	—
614,851,512	109,651,612	2,467,653,160	287,691,841	218,690,580	521,525,096

—	—	—	—	—	4,957
—	—	—	—	—	—
—	—	—	—	—	—
—	3	—	—	—	188,620
—	—	—	—	969,335	—
—	132,285	—	—	—	—
1,322,966	300,983	7,330,731	8,203,970	608,267	2,947,954
—	—	—	2,921,967	—	—
352,262	6,259	1,233,203	130,453	129,265	35,489
67,940	13,092	465,452	31,452	28,092	85,445
15,375	15,375	15,375	15,375	15,375	15,375
24,964	31,520	33,905	23,731	25,042	32,531
45,058	11,068	48,751	11,926	12,224	19,048
56,224	20,941	339,169	40,900	21,403	62,099
—	—	—	—	—	—
22,499	68,468	56,860	14,306	9,285	20,632
1,907,288	599,994	9,523,446	11,394,080	1,818,288	3,412,150
$612,944,224	$109,051,618	$2,458,129,714	$276,297,761	$216,872,292	$518,112,946

252,535	119,851	1,541,945	180,053	56,131	560,567
423,204,501	91,356,818	1,873,057,246	224,295,487	188,547,235	630,716,195
189,487,188	17,574,949	583,530,523	51,822,221	28,268,926	(113,163,816)
$612,944,224	$109,051,618	$2,458,129,714	$276,297,761	$216,872,292	$518,112,946
$—	$—	$—	$—	$957,375	$—
$—	$14,431	$—	$—	$—	$—

Statements of Assets and Liabilities  (Continued)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Impact Bond Fund	Touchstone Mid Cap Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$119,251,220	$120,100,903	$1,579,520,821	$11,896,125	$18,995,077	$171,045,651
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	12,363,497	13,056,864	81,059,664	1,575,708	2,052,773	3,028,739
Net asset value price per share*	$9.65	$9.20	$19.49	$7.55	$9.25	$56.47
Maximum sales charge - Class A shares	3.25%	3.25%	5.00%	3.25%	3.25%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$9.97	$9.51	$20.52	$7.80	$9.56	$59.44

Pricing of Class C Shares
Net assets applicable to Class C shares	$2,594,955	$28,086,102	$221,857,934	$398,683	$1,426,460	$82,284,339
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	296,949	3,181,051	11,477,458	53,032	154,251	1,607,770
Net asset value and offering price per share**	$8.74	$8.83	$19.33	$7.52	$9.25	$51.18

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$—

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$43,896,204	$406,335,678	$711,338,772	$19,263,366	$279,531,944	$4,288,653,858
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	4,554,791	43,392,497	36,575,603	2,465,204	30,166,453	74,364,213
Net asset value, offering price and redemption price per share	$9.64	$9.36	$19.45	$7.81	$9.27	$57.67

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—	$—	$45,834,613
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	—	817,947
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$56.04

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$97,813,255	$68,834,270	$2,988,713	$75,067,480	$274,926,469	$734,205,703
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	10,150,346	7,290,527	153,789	9,609,964	29,669,338	12,674,195
Net asset value, offering price and redemption price per share	$9.64	$9.44	$19.43	$7.81	$9.27	$57.93

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$10,337,406	$—	$26,225,008	$763,112,961
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	531,610	—	2,830,658	13,153,275
Net asset value, offering price and redemption price per share	$—	$—	$19.45	$—	$9.26	$58.02
*	There is no sales load on subscriptions of $1 million or more for all funds except for Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund. There is no sales load on subscriptions of $500,000 or more for Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund. Redemptions that were part of a $500,000 or $1million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Continued)
Touchstone Mid Cap Value Fund	Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$16,052,735	$9,246,866	$393,678,886	$27,889,781	$25,639,405	$81,750,672
671,644	1,019,525	27,068,594	1,855,362	670,479	8,847,081
$23.90	$9.07	$14.54	$15.03	$38.24	$9.24
5.00%	5.00%	5.00%	5.00%	5.00%	2.00%
$25.16	$9.55	$15.31	$15.82	$40.25	$9.43

$1,788,933	$1,031,146	$18,051,105	$1,435,697	$465,105	$4,265,812
79,046	111,501	1,257,114	110,188	12,965	461,263
$22.63	$9.25	$14.36	$13.03	$35.87	$9.25

$—	$—	$—	$—	$—	$30,581,272
—	—	—	—	—	3,307,915
$—	$—	$—	$—	$—	$9.24

$172,791,414	$76,260,119	$624,311,388	$208,328,687	$42,121,358	$252,342,402
7,157,681	8,382,719	37,921,798	13,522,891	1,091,989	27,293,542
$24.14	$9.10	$16.46	$15.41	$38.57	$9.25

$—	$—	$232,611,290	$—	$—	$38,879,164
—	—	15,978,742	—	—	4,206,221
$—	$—	$14.56	$—	$—	$9.24

$422,311,142	$2,973,120	$851,055,894	$38,643,596	$148,646,424	$110,293,624
17,345,150	326,253	51,517,445	2,516,907	3,837,637	11,940,652
$24.35	$9.11	$16.52	$15.35	$38.73	$9.24

$—	$19,540,367	$338,421,151	$—	$—	$—
—	2,145,095	20,450,796	—	—	—
$—	$9.11	$16.55	$—	$—	$—

Statements of Operations For the Year Ended September 30, 2024
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund
Investment Income
Dividends*	$250,584	$1,382,906	$69,219,375	$162,697
Interest**	11,532,801	40,420,211	—	6,917,841
Income from securities loaned	639	202,293	—	5,808
Total Investment Income	11,784,024	42,005,410	69,219,375	7,086,346
Expenses
Investment advisory fees	914,151	2,769,725	12,787,406	572,741
Administration fees	341,091	625,270	3,334,266	141,843
Compliance fees and expenses	4,181	4,181	4,180	4,181
Custody fees	44,050	66,153	31,226	34,295
Professional fees	43,418	90,762	88,042	34,004
Transfer Agent fees, Class A	125,031	103,142	1,238,132	16,387
Transfer Agent fees, Class C	3,346	18,237	247,345	582
Transfer Agent fees, Class S	—	—	—	—
Transfer Agent fees, Class Y	42,787	225,833	547,742	25,055
Transfer Agent fees, Class Z	—	—	—	—
Transfer Agent fees, Institutional Class	12,195	18,782	540	616
Transfer Agent fees, Class R6	—	—	430	—
Registration fees, Class A	21,391	21,270	33,747	14,855
Registration fees, Class C	16,640	18,399	24,923	8,115
Registration fees, Class S	—	—	—	—
Registration fees, Class Y	17,538	54,188	25,134	15,914
Registration fees, Class Z	—	—	—	—
Registration fees, Institutional Class	16,381	14,058	4,971	15,232
Registration fees, Class R6	—	—	6,236	—
Interest expense on securities sold short	—	47,080	—	—
Reports to Shareholders, Class A	17,163	18,203	89,243	5,616
Reports to Shareholders, Class C	4,371	5,182	23,851	4,174
Reports to Shareholders, Class S	—	—	—	—
Reports to Shareholders, Class Y	7,329	24,349	36,485	4,631
Reports to Shareholders, Class Z	—	—	—	—
Reports to Shareholders, Institutional Class	4,840	4,699	4,029	4,456
Reports to Shareholders, Class R6	—	—	4,089	—
Shareholder servicing fees, Class Z	—	—	—	—
Distribution and shareholder servicing expenses, Class A	295,752	283,761	3,698,184	30,116
Distribution and shareholder servicing expenses, Class C	28,157	220,200	2,817,690	4,513
Distribution expenses, Class S	—	—	—	—
Trustee fees	32,641	32,641	32,641	32,641
Other expenses	116,329	126,762	335,241	45,819
Total Expenses	2,108,782	4,792,877	25,415,773	1,015,786
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(393,645)	(590,261)	(635,885)	(202,859)
Fees recouped by the Adviser	—	—	—	—
Net Expenses	1,715,137	4,202,616	24,779,888	812,927
Net Investment Income (Loss)	10,068,887	37,802,794	44,439,487	6,273,419
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)	(4,789,017)	(7,160,638)	130,992,842	(65,630)
Net realized losses on securities sold short	—	(127,853)	—	—
Net realized losses on written options	—	(42,128)	—	—
Net realized gains on futures contracts	72,196	—	—	—
Net realized losses on swap agreements	(1,152,098)	(25,000)	—	—
Net realized losses on forward foreign currency contracts	—	(211,303)	—	—
Net realized gains on foreign currency transactions	—	43,341	—	—
Net change in unrealized appreciation (depreciation) on investments†(C)	26,008,163	30,333,002	448,769,236	7,099,725
Net change in unrealized appreciation (depreciation) on securities sold short	—	(19,760)	—	—
Net change in unrealized appreciation (depreciation) on written options	—	(1,600)	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	(105,839)	—	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	31,925	(22,889)	—	—
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(237,320)	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	6	(42,155)	—	—
Net change in unrealized appreciation (depreciation) on unfunded commitments	—	14,590	—	—
Net Realized and Unrealized Gains (Losses) on Investments	20,065,336	22,500,287	579,762,078	7,034,095
Change in Net Assets Resulting from Operations	$30,134,223	$60,303,081	$624,201,565	$13,307,514
*Net of foreign tax withholding of:	$—	$314	$—	$—
**Net of foreign tax withholding of:	$597	$—	$—	$—
†Includes increase in deferred foreign capital gains tax of:	$—	$—	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Net realized gains on investments includes the realized gains of $32,202,117, $38,243,998, $245,337,181, $1,961,653 and $2,702,482 for the Mid Cap Fund, the Mid Cap Value Fund, the Sand Capital Select Growth Fund, the Small Cap Fund and the Small Cap Value Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
(C)	Change in unrealized appreciation (depreciation) does not include net appreciation of $15,751,916, for the Sands Capital International Growth Equity Fund in connection with the Fund's reorganization. See Note 9 in the Notes to Financial Statements.
See accompanying Notes to Financial Statements.

Statements of Operations (Continued)
Touchstone Impact Bond Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$277,927	$63,504,432	$13,000,872	$421,508	$6,535,483	$2,757,269	$2,804,217	$63,162
22,202,506	42,378	—	—	1,519	—	—	28,208,322
3	—	7,992	3,298	—	1,240	1,628	—
22,480,436	63,546,810	13,008,864	424,806	6,537,002	2,758,509	2,805,845	28,271,484

1,409,356	34,583,103	5,465,195	378,368	16,349,661	1,854,357	1,316,077	882,614
759,219	7,249,572	988,544	78,748	3,477,499	295,856	209,657	665,848
4,180	4,181	4,181	4,181	4,181	4,181	4,181	4,181
18,627	37,921	33,343	26,050	25,552	8,042	13,733	89,507
45,406	160,104	40,599	86,980	87,217	27,828	27,947	46,565
17,264	170,258	22,220	7,714	433,554	23,658	19,285	62,590
1,293	64,238	2,269	903	21,567	1,211	454	2,220
—	—	—	—	—	—	—	18,545
167,281	3,774,329	785,740	38,043	453,256	168,777	30,912	143,207
—	59,251	—	—	310,687	—	—	39,065
123,652	286,176	120,980	102	311,457	9,192	31,695	35,953
70	3,173	—	21	210	—	—	—
18,982	21,103	18,086	17,388	25,479	25,476	17,430	20,913
10,341	18,886	13,232	10,055	16,365	8,628	7,774	11,319
—	—	—	—	—	—	—	16,201
35,835	142,298	29,300	30,455	35,268	44,711	21,111	41,916
—	24,056	—	—	21,096	—	—	18,064
24,906	27,440	28,767	4,094	26,069	16,609	23,215	17,449
10,400	34,918	—	3,664	35,059	—	—	—
—	—	—	—	—	—	—	—
6,265	11,189	10,362	6,073	32,858	13,969	7,989	8,365
4,017	8,767	4,323	5,132	5,321	4,212	4,183	3,912
—	—	—	—	—	—	—	6,862
11,441	280,948	69,443	6,405	35,579	27,399	6,496	13,149
—	6,455	—	—	19,497	—	—	6,609
6,239	15,392	35,444	5,058	19,637	4,484	13,987	4,862
4,000	48,132	—	3,636	6,594	—	—	—
—	111,814	—	—	580,541	—	—	100,722
39,351	383,017	39,008	19,805	995,141	43,180	59,261	197,677
14,617	760,747	22,816	5,837	199,041	8,620	3,844	26,698
—	—	—	—	—	—	—	163,649
32,641	32,641	32,641	32,641	32,641	32,641	32,641	32,641
66,236	411,602	211,784	41,162	986,936	40,650	60,418	110,453
2,831,619	48,731,711	7,978,277	812,515	24,547,963	2,663,681	1,912,290	2,791,756
(241,541)	(100,707)	(1,209,699)	(274,285)	(1,020,958)	(466,642)	(223,235)	(395,977)
24,190	—	—	—	—	—	—	—
2,614,268	48,631,004	6,768,578	538,230	23,527,005	2,197,039	1,689,055	2,395,779
19,866,168	14,915,806	6,240,286	(113,424)	(16,990,003)	561,470	1,116,790	25,875,705

(6,212,149)	184,440,434	84,218,718	13,021,554	495,208,316	5,832,294	5,901,416	35,796
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	5,543	—	—	—	—
49,507,098	954,801,639	43,415,431	4,263,988	369,768,902	29,610,226	24,985,942	8,513,230
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	2,266	—	—	—	—
—	—	—	—	—	—	—	—
43,294,949	1,139,242,073	127,634,149	17,293,351	864,977,218	35,442,520	30,887,358	8,549,026
$63,161,117	$1,154,157,879	$133,874,435	$17,179,927	$847,987,215	$36,003,990	$32,004,148	$34,424,731
$—	$—	$374	$52,484	$62,409	$—	$17	$—
$—	$—	$—	$—	$—	$—	$—	$1,980
$—	$—	$—	$132,285	$—	$—	$—	$—

Statements of Changes in Net Assets
	Touchstone Active Bond Fund		Touchstone Ares Credit Opportunities Fund		Touchstone Dividend Equity Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
From Operations
Net investment income	$10,068,887	$9,719,592	$37,802,794	$22,075,288	$44,439,487	$49,643,111
Net realized gains (losses) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(5,868,919)	(11,755,686)	(7,523,581)	(11,886,997)	130,992,842	65,622,199
Net change in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	25,934,255	8,149,145	30,023,868	14,731,238	448,769,236	251,252,978
Change in Net Assets from Operations	30,134,223	6,113,051	60,303,081	24,919,529	624,201,565	366,518,288

Distributions to Shareholders:
Distributed earnings, Class A	(4,459,357)	(4,845,457)	(9,246,400)	(8,742,821)	(68,723,644)	(78,944,932)
Distributed earnings, Class C	(97,190)	(128,800)	(1,782,625)	(1,355,946)	(12,360,172)	(21,219,539)
Distributed earnings, Class Y	(1,895,734)	(2,051,260)	(23,953,726)	(11,913,987)	(34,119,389)	(43,345,420)
Distributed earnings, Class Z	—	—	—	—	—	—
Distributed earnings, Institutional Class	(3,431,408)	(2,817,303)	(2,983,154)	(266,808)	(105,264)	(156,753)
Distributed earnings, Class R6	—	—	—	—	(134,254)	(86,001)
Total Distributions	(9,883,689)	(9,842,820)	(37,965,905)	(22,279,562)	(115,442,723)	(143,752,645)
Change in Net Assets from Share Transactions(A)	(8,295,198)	(8,739,032)	255,423,069	71,867,177	(388,991,315)	(461,203,004)

Total Increase (Decrease) in Net Assets	11,955,336	(12,468,801)	277,760,245	74,507,144	119,767,527	(238,437,361)

Net Assets
Beginning of period	251,600,298	264,069,099	345,596,708	271,089,564	2,406,276,119	2,644,713,480
End of period	$263,555,634	$251,600,298	$623,356,953	$345,596,708	$2,526,043,646	$2,406,276,119
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone High Yield Fund		Touchstone Impact Bond Fund		Touchstone Mid Cap Fund		Touchstone Mid Cap Value Fund
For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023

$6,273,419	$6,087,145	$19,866,168	$15,982,211	$14,915,806	$14,559,362	$6,240,286	$7,474,745
(65,630)	(5,774,897)	(6,212,149)	(2,239,646)	184,440,434	190,084,208	84,218,718	36,760,330
7,099,725	10,478,906	49,507,098	(14,080,473)	954,801,639	570,163,404	43,415,431	10,293,772
13,307,514	10,791,154	63,161,117	(337,908)	1,154,157,879	774,806,974	133,874,435	54,528,847

(707,448)	(697,795)	(535,441)	(342,282)	(1,041,503)	(1,555,315)	(265,672)	(815,662)
(23,596)	(35,389)	(37,638)	(35,048)	(488,588)	(876,818)	(44,228)	(235,497)
(1,168,613)	(1,321,672)	(9,267,380)	(7,568,779)	(33,202,497)	(41,788,857)	(6,087,273)	(21,489,426)
—	—	—	—	(304,095)	(529,661)	—	—
(4,417,000)	(4,081,431)	(9,610,376)	(8,476,076)	(5,518,854)	(6,240,039)	(6,531,520)	(20,979,995)
—	—	(968,242)	(511,889)	(7,734,788)	(9,120,342)	—	—
(6,316,657)	(6,136,287)	(20,419,077)	(16,934,074)	(48,290,325)	(60,111,032)	(12,928,693)	(43,520,580)
(1,039,081)	(6,575,222)	38,090,671	54,991,481	435,390,499	(178,108,351)	(205,369,656)	(75,544,620)

5,951,776	(1,920,355)	80,832,711	37,719,499	1,541,258,053	536,587,591	(84,423,914)	(64,536,353)

100,673,878	102,594,233	520,272,247	482,552,748	4,543,879,072	4,007,291,481	697,368,138	761,904,491
$106,625,654	$100,673,878	$601,104,958	$520,272,247	$6,085,137,125	$4,543,879,072	$612,944,224	$697,368,138

Statements of Changes in Net Assets (Continued)
	Touchstone Sands Capital International Growth Equity Fund		Touchstone Sands Capital Select Growth Fund		Touchstone Small Cap Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
From Operations
Net investment income (loss)	$(113,424)	$595,023	$(16,990,003)	$(13,882,480)	$561,470	$401,392
Net realized gains on investments and foreign currency transactions	13,027,097	2,364,001	495,208,316	258,369,602	5,832,294	5,144,859
Net change in unrealized appreciation on investments and foreign currency transactions	4,266,254	2,278,193	369,768,902	282,396,129	29,610,226	12,004,467
Change in Net Assets from Operations	17,179,927	5,237,217	847,987,215	526,883,251	36,003,990	17,550,718

Distributions to Shareholders:
Distributed earnings, Class A	(303,567)	(165,048)	—	—	(336,428)	(78,224)
Distributed earnings, Class C	(11,058)	—	—	—	(9,828)	(3,981)
Distributed earnings, Class S	—	—	—	—	—	—
Distributed earnings, Class Y	(670,405)	(393,842)	—	—	(3,207,156)	(1,085,775)
Distributed earnings, Class Z	—	—	—	—	—	—
Distributed earnings, Institutional Class	(142)	(163,206)	—	—	(1,293,778)	(672,297)
Distributed earnings, Class R6	(688,890)	—	—	—	—	—
Total Distributions	(1,674,062)	(722,096)	—	—	(4,847,190)	(1,840,277)
Change in Net Assets from Share Transactions(A)	57,608,911	3,266,955	(688,966,686)	(494,947,926)	114,871,848	24,055,950

Total Increase (Decrease) in Net Assets	73,114,776	7,782,076	159,020,529	31,935,325	146,028,648	39,766,391

Net Assets
Beginning of period	35,936,842	28,154,766	2,299,109,185	2,267,173,860	130,269,113	90,502,722
End of period	$109,051,618	$35,936,842	$2,458,129,714	$2,299,109,185	$276,297,761	$130,269,113
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Small Cap Value Fund		Touchstone Ultra Short Duration Fixed Income Fund
For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023

$1,116,790	$661,459	$25,875,705	$22,070,958
5,901,416	3,803,428	35,796	(1,029,657)
24,985,942	(736,616)	8,513,230	5,421,829
32,004,148	3,728,271	34,424,731	26,463,130

(127,358)	(4,121)	(3,949,251)	(3,631,172)
(1,388)	—	(160,379)	(123,431)
—	—	(1,550,310)	(1,338,680)
(222,106)	(30,685)	(11,746,112)	(9,003,755)
—	—	(2,009,557)	(1,688,907)
(354,784)	(70,904)	(5,905,532)	(7,141,156)
—	—	—	—
(705,636)	(105,710)	(25,321,141)	(22,927,101)
73,261,045	45,839,186	22,269,748	(220,467,463)

104,559,557	49,461,747	31,373,338	(216,931,434)

112,312,735	62,850,988	486,739,608	703,671,042
$216,872,292	$112,312,735	$518,112,946	$486,739,608

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Active Bond Fund				Touchstone Ares Credit Opportunities Fund
	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	678,984	$6,303,026	701,985	$6,482,853	1,846,354	$16,633,390	1,048,381	$9,244,118
Reinvestment of distributions	437,608	4,048,880	477,923	4,391,995	919,894	8,247,638	870,945	7,647,604
Cost of Shares redeemed	(2,284,827)	(21,057,071)	(2,599,418)	(23,908,984)	(2,450,577)	(21,945,240)	(2,538,254)	(22,362,163)
Change from Class A Share Transactions	(1,168,235)	(10,705,165)	(1,419,510)	(13,034,136)	315,671	2,935,788	(618,928)	(5,470,441)
Class C
Proceeds from Shares issued	61,954	523,807	33,062	279,528	1,536,650	13,266,615	613,812	5,232,276
Reinvestment of distributions	11,541	96,807	15,191	127,251	200,217	1,727,300	154,389	1,307,591
Cost of Shares redeemed	(182,890)	(1,520,689)	(208,075)	(1,755,105)	(641,468)	(5,509,999)	(787,372)	(6,697,572)
Change from Class C Share Transactions	(109,395)	(900,075)	(159,822)	(1,348,326)	1,095,399	9,483,916	(19,171)	(157,705)
Class Y
Proceeds from Shares issued	959,038	8,828,524	1,110,746	10,282,846	30,205,410	276,673,694	14,458,165	129,795,693
Reinvestment of distributions	199,704	1,845,784	211,257	1,939,470	2,615,812	23,894,780	1,326,671	11,841,076
Cost of Shares redeemed	(2,105,874)	(19,389,099)	(2,026,891)	(18,739,214)	(13,131,818)	(119,197,235)	(7,565,345)	(67,640,669)
Change from Class Y Share Transactions	(947,132)	(8,714,791)	(704,888)	(6,516,898)	19,689,404	181,371,239	8,219,491	73,996,100
Institutional Class
Proceeds from Shares issued	3,901,465	35,954,776	3,674,786	34,110,952	6,747,572	62,470,117	551,587	4,977,060
Reinvestment of distributions	338,451	3,131,114	284,519	2,610,512	323,065	2,983,042	29,674	266,705
Cost of Shares redeemed	(2,967,031)	(27,061,057)	(2,663,425)	(24,561,136)	(409,826)	(3,821,033)	(193,647)	(1,744,542)
Change from Institutional Class Share Transactions	1,272,885	12,024,833	1,295,880	12,160,328	6,660,811	61,632,126	387,614	3,499,223
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	(951,877)	$(8,295,198)	(988,340)	$(8,739,032)	27,761,285	$255,423,069	7,969,006	$71,867,177
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Dividend Equity Fund				Touchstone High Yield Fund
For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

8,925,262	$155,570,756	9,133,770	$149,424,859	649,688	$4,770,576	960,683	$6,804,663
3,301,241	57,549,923	3,968,436	64,495,430	87,356	641,411	88,296	626,553
(18,898,577)	(329,539,414)	(20,596,595)	(337,257,289)	(762,483)	(5,606,590)	(1,193,530)	(8,470,386)
(6,672,074)	(116,418,735)	(7,494,389)	(123,337,000)	(25,439)	(194,603)	(144,551)	(1,039,170)

245,772	4,282,780	375,934	6,095,130	3,790	27,487	20,211	142,797
697,120	11,897,105	1,258,395	20,312,459	2,533	18,519	2,946	20,841
(11,067,075)	(190,895,162)	(12,394,261)	(200,934,264)	(37,539)	(270,822)	(42,680)	(303,663)
(10,124,183)	(174,715,277)	(10,759,932)	(174,526,675)	(31,216)	(224,816)	(19,523)	(140,025)

3,001,739	52,088,617	3,630,133	59,307,296	759,211	5,783,556	1,325,741	9,704,717
1,557,419	27,125,354	2,108,464	34,206,319	152,884	1,160,546	179,191	1,311,911
(10,718,919)	(185,956,940)	(15,747,586)	(257,199,586)	(1,065,064)	(8,119,251)	(2,178,857)	(15,989,945)
(6,159,761)	(106,742,969)	(10,008,989)	(163,685,971)	(152,969)	(1,175,149)	(673,925)	(4,973,317)

49,079	909,302	3,205,037	52,232,159	303,250	2,305,316	205,109	1,515,683
3,910	68,175	4,606	74,646	581,429	4,412,663	554,680	4,060,544
(26,679)	(460,354)	(3,142,588)	(51,282,405)	(810,773)	(6,162,492)	(831,624)	(5,998,937)
26,310	517,123	67,055	1,024,400	73,906	555,487	(71,835)	(422,710)

514,750	9,149,376	10,123	165,596	—	—	—	—
5,772	104,697	5,282	85,743	—	—	—	—
(50,557)	(885,530)	(56,828)	(929,097)	—	—	—	—
469,965	8,368,543	(41,423)	(677,758)	—	—	—	—
(22,459,743)	$(388,991,315)	(28,237,678)	$(461,203,004)	(135,718)	$(1,039,081)	(909,834)	$(6,575,222)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Impact Bond Fund				Touchstone Mid Cap Fund
	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,029,938	$9,185,312	210,089	$1,872,361	760,684	$39,113,589	649,060	$28,826,970
Proceeds from Shares issued in connection with merger(B)	—	—	—	—	—	—	—	—
Reinvestment of distributions	46,873	419,243	27,227	241,722	17,917	900,468	32,166	1,324,422
Cost of Shares redeemed	(301,361)	(2,677,661)	(290,960)	(2,585,064)	(609,166)	(31,546,483)	(648,211)	(28,358,687)
Change from Class A Share Transactions	775,450	6,926,894	(53,644)	(470,981)	169,435	8,467,574	33,015	1,792,705
Class C
Proceeds from Shares issued	9,419	83,570	27,502	246,250	322,608	15,232,706	262,542	10,711,065
Proceeds from Shares issued in connection with merger(B)	—	—	—	—	—	—	—	—
Reinvestment of distributions	3,999	35,633	3,612	32,028	10,095	460,113	21,600	818,513
Cost of Shares redeemed	(31,843)	(282,048)	(18,498)	(163,584)	(402,970)	(18,605,831)	(452,817)	(18,059,531)
Change from Class C Share Transactions	(18,425)	(162,845)	12,616	114,694	(70,267)	(2,913,012)	(168,675)	(6,529,953)
Class Y
Proceeds from Shares issued	8,983,839	80,096,075	8,716,760	78,032,049	21,155,459	1,110,332,388	18,711,876	837,891,526
Proceeds from Shares issued in connection with merger(B)	—	—	—	—	—	—	—	—
Reinvestment of distributions	1,002,835	8,954,764	825,222	7,335,072	597,357	30,830,297	924,879	38,740,907
Cost of Shares redeemed	(7,061,017)	(63,128,519)	(7,744,580)	(69,165,993)	(15,439,210)	(809,672,304)	(22,184,645)	(986,903,115)
Change from Class Y Share Transactions	2,925,657	25,922,320	1,797,402	16,201,128	6,313,606	331,490,381	(2,547,890)	(110,270,682)
Class Z
Proceeds from Shares issued	—	—	—	—	152,557	7,753,135	121,238	5,343,875
Reinvestment of distributions	—	—	—	—	6,046	301,347	12,847	525,007
Cost of Shares redeemed	—	—	—	—	(227,043)	(11,698,050)	(220,182)	(9,632,951)
Change from Class Z Share Transactions	—	—	—	—	(68,440)	(3,643,568)	(86,097)	(3,764,069)
Institutional Class
Proceeds from Shares issued	6,657,723	59,126,666	9,007,849	80,101,204	7,625,494	407,961,351	10,157,506	452,106,954
Proceeds from Shares issued in connection with merger(B)	—	—	—	—	—	—	—	—
Reinvestment of distributions	867,782	7,746,984	720,494	6,403,344	96,043	4,982,269	131,954	5,549,935
Cost of Shares redeemed	(7,051,293)	(62,357,972)	(8,060,077)	(71,717,690)	(4,991,936)	(264,305,385)	(10,610,262)	(468,696,627)
Change from Institutional Class Share Transactions	474,212	4,515,678	1,668,266	14,786,858	2,729,601	148,638,235	(320,802)	(11,039,738)
Class R6
Proceeds from Shares issued	1,038,539	9,233,952	2,968,049	26,523,017	3,214,864	168,633,597	3,316,011	149,069,605
Reinvestment of distributions	23,859	213,574	15,496	137,717	28,590	1,486,549	30,863	1,299,019
Cost of Shares redeemed	(958,545)	(8,558,902)	(256,983)	(2,300,952)	(4,089,648)	(216,769,257)	(4,416,974)	(198,665,238)
Change from Class R6 Share Transactions	103,853	888,624	2,726,562	24,359,782	(846,194)	(46,649,111)	(1,070,100)	(48,296,614)
Change from Share Transactions	4,260,747	$38,090,671	6,151,202	$54,991,481	8,227,741	$435,390,499	(4,160,549)	$(178,108,351)
(A)	Represents the period from commencement of operations (August 31, 2023) through September 30, 2023 for Class R6 shares.
(B)	See Note 9 in Notes to Financial Statements
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Mid Cap Value Fund				Touchstone Sands Capital International Growth Equity Fund
For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023(A)
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

105,472	$2,310,648	237,934	$5,073,860	166,173	$1,377,317	110,039	$812,323
—	—	—	—	148,255	1,228,773	—	—
10,515	228,631	34,260	711,225	35,641	284,067	22,885	154,471
(165,024)	(3,612,114)	(198,019)	(4,164,561)	(351,006)	(2,780,595)	(216,669)	(1,569,311)
(49,037)	(1,072,835)	74,175	1,620,524	(937)	109,562	(83,745)	(602,517)

7,026	143,254	28,244	572,306	2,572	22,340	3,174	20,838
—	—	—	—	76,681	649,218	—	—
2,086	43,134	11,712	232,769	1,386	11,058	—	—
(83,597)	(1,735,108)	(94,968)	(1,917,691)	(25,078)	(211,960)	(129,830)	(969,135)
(74,485)	(1,548,720)	(55,012)	(1,112,616)	55,561	470,656	(126,656)	(948,297)

1,531,310	33,772,314	3,528,173	74,591,975	1,370,815	11,328,244	255,485	1,846,988
—	—	—	—	6,283,683	52,177,854	—	—
275,686	6,045,932	1,019,703	21,305,963	82,239	657,103	57,249	386,433
(10,636,684)	(244,840,863)	(5,919,866)	(123,438,369)	(1,321,512)	(10,539,535)	(775,331)	(5,466,599)
(8,829,688)	(205,022,617)	(1,371,990)	(27,540,431)	6,415,225	53,623,666	(462,597)	(3,233,178)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

9,671,326	214,763,056	6,143,322	130,109,089	48,385	409,551	697,797	5,086,978
—	—	—	—	288,369	2,398,020	—	—
250,359	5,531,892	815,809	17,149,947	18	142	24,215	163,206
(9,759,836)	(218,020,432)	(9,273,811)	(195,771,133)	(10,945)	(91,587)	(1,710,896)	(12,784,237)
161,849	2,274,516	(2,314,680)	(48,512,097)	325,827	2,716,126	(988,884)	(7,534,053)

—	—	—	—	—	11	2,058,781	15,585,000
—	—	—	—	86,314	688,890	—	—
—	—	—	—	—	—	—	—
—	—	—	—	86,314	688,901	2,058,781	15,585,000
(8,791,361)	$(205,369,656)	(3,667,507)	$(75,544,620)	6,881,990	$57,608,911	396,899	$3,266,955

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Sands Capital Select Growth Fund^				Touchstone Small Cap Fund
	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,377,788	$18,567,086	1,817,428	$17,756,652	1,654,399	$23,564,732	282,898	$3,741,430
Reinvestment of distributions	—	—	—	—	23,746	322,069	5,950	71,156
Cost of Shares redeemed	(7,439,907)	(97,929,768)	(7,233,428)	(69,188,926)	(385,389)	(5,639,071)	(91,363)	(1,150,402)
Change from Class A Share Transactions	(6,062,119)	(79,362,682)	(5,416,000)	(51,432,274)	1,292,756	18,247,730	197,485	2,662,184
Class C
Proceeds from Shares issued	75,841	966,190	133,400	1,305,737	91,933	1,155,623	11,810	130,998
Reinvestment of distributions	—	—	—	—	832	9,829	378	3,981
Cost of Shares redeemed	(588,184)	(7,807,387)	(849,812)	(8,113,817)	(6,878)	(84,916)	(4,468)	(50,099)
Change from Class C Share Transactions	(512,343)	(6,841,197)	(716,412)	(6,808,080)	85,887	1,080,536	7,720	84,880
Class S
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class S Share Transactions	—	—	—	—	—	—	—	—
Class Y
Proceeds from Shares issued	3,951,462	58,999,137	10,684,298	113,318,127	8,687,498	125,057,195	2,942,642	38,124,552
Reinvestment of distributions	—	—	—	—	227,584	3,165,014	88,365	1,078,094
Cost of Shares redeemed	(17,212,486)	(262,260,275)	(25,072,578)	(268,598,210)	(2,149,788)	(31,219,510)	(1,030,250)	(13,477,272)
Change from Class Y Share Transactions	(13,261,024)	(203,261,138)	(14,388,280)	(155,280,083)	6,765,294	97,002,699	2,000,757	25,725,374
Class Z
Proceeds from Shares issued	956,907	12,075,378	453,854	4,430,287	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	(4,267,290)	(57,306,038)	(5,668,122)	(53,642,802)	—	—	—	—
Change from Class Z Share Transactions	(3,310,383)	(45,230,660)	(5,214,268)	(49,212,515)	—	—	—	—
Institutional Class
Proceeds from Shares issued	43,854,917	669,537,156	48,862,372	525,452,758	918,596	13,055,275	318,407	3,953,747
Reinvestment of distributions	—	—	—	—	93,132	1,292,343	55,124	670,169
Cost of Shares redeemed	(58,948,228)	(871,875,849)	(71,925,180)	(767,936,700)	(1,094,412)	(15,806,735)	(705,382)	(9,040,404)
Change from Institutional Class Share Transactions	(15,093,311)	(202,338,693)	(23,062,808)	(242,483,942)	(82,684)	(1,459,117)	(331,851)	(4,416,488)
Class R6
Proceeds from Shares issued	3,094,371	45,982,684	8,081,234	89,264,784	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	(12,488,536)	(197,915,000)	(7,100,239)	(78,995,816)	—	—	—	—
Change from Class R6 Share Transactions	(9,394,165)	(151,932,316)	980,995	10,268,968	—	—	—	—
Change from Share Transactions	(47,633,345)	$(688,966,686)	(47,816,773)	$(494,947,926)	8,061,253	$114,871,848	1,874,111	$24,055,950
^	The September 30, 2023 Class C share amounts relating to Proceeds from Shares issued, Reinvestment of distributions, Cost of Shares redeemed, and Change from Class C Share Transactions as well as Change from Share transactions were updated to reflect the effect of a 1 for 0.796098 reverse stock split for Class C shares on October 14, 2022.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Small Cap Value Fund				Touchstone Ultra Short Duration Fixed Income Fund
For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

7,142	$250,074	14,025	$456,553	2,309,160	$21,138,198	2,255,294	$20,324,438
3,544	124,284	129	4,019	407,619	3,738,183	382,000	3,445,484
(45,553)	(1,568,701)	(39,115)	(1,258,663)	(2,197,810)	(20,142,896)	(8,198,132)	(73,903,505)
(34,867)	(1,194,343)	(24,961)	(798,091)	518,969	4,733,485	(5,560,838)	(50,133,583)

2,529	83,541	3,244	98,563	285,039	2,613,314	173,382	1,563,481
42	1,388	—	—	13,789	126,625	10,468	94,530
(452)	(15,102)	(2,335)	(71,329)	(200,165)	(1,833,623)	(377,159)	(3,399,049)
2,119	69,827	909	27,234	98,663	906,316	(193,309)	(1,741,038)

—	—	—	—	7,240	65,925	15,966	143,784
—	—	—	—	164,548	1,509,024	143,348	1,294,155
—	—	—	—	(786,731)	(7,203,412)	(975,095)	(8,791,629)
—	—	—	—	(614,943)	(5,628,463)	(815,781)	(7,353,690)

85,279	2,948,781	119,524	3,902,207	24,872,688	228,242,074	15,457,511	139,351,355
6,245	220,390	970	30,495	1,196,254	10,979,703	887,509	8,012,776
(113,798)	(3,863,532)	(186,446)	(6,060,333)	(20,116,043)	(184,668,395)	(22,793,855)	(205,592,385)
(22,274)	(694,361)	(65,952)	(2,127,631)	5,952,899	54,553,382	(6,448,835)	(58,228,254)

—	—	—	—	294,479	2,697,107	311,298	2,810,054
—	—	—	—	218,947	2,007,883	185,731	1,676,437
—	—	—	—	(914,159)	(8,375,950)	(1,461,843)	(13,182,828)
—	—	—	—	(400,733)	(3,670,960)	(964,814)	(8,696,337)

3,036,182	106,960,171	2,744,901	91,191,122	2,912,044	26,704,684	5,200,345	46,884,763
9,443	334,285	2,085	65,643	506,003	4,635,835	669,285	6,034,088
(920,272)	(32,214,534)	(1,289,599)	(42,519,091)	(6,569,651)	(59,964,531)	(16,341,527)	(147,233,412)
2,125,353	75,079,922	1,457,387	48,737,674	(3,151,604)	(28,624,012)	(10,471,897)	(94,314,561)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
2,070,331	$73,261,045	1,367,383	$45,839,186	2,403,251	$22,269,748	(24,455,474)	$(220,467,463)

Financial Highlights
Touchstone Active Bond Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$10.68	$0.28	$0.55	$0.83	$(0.28)	$ —	$(0.28)	$11.23	7.91%	$128,086	0.90%	0.95%	2.54%	261%
09/30/21	11.23	0.22	(0.10)	0.12	(0.23)	—	(0.23)	11.12	1.10	186,813	0.90	0.93	1.99	144(3)
09/30/22	11.12	0.23	(2.04)	(1.81)	(0.25)	(0.03)	(0.28)	9.03	(16.52)	135,000	0.85	0.93	2.20	159
09/30/23	9.03	0.34	(0.13)	0.21	(0.34)	—	(0.34)	8.90	2.29	120,437	0.83	0.97	3.66	146
09/30/24	8.90	0.36	0.74	1.10	(0.35)	—	(0.35)	9.65	12.60	119,251	0.83	0.98	3.86	172
Class C
09/30/20	$9.82	$0.18	$0.51	$0.69	$(0.21)	$ —	$(0.21)	$10.30	7.11%	$5,618	1.65%	1.93%	1.79%	261%
09/30/21	10.30	0.13	(0.09)	0.04	(0.16)	—	(0.16)	10.18	0.39	9,229	1.64	1.93	1.25	144(3)
09/30/22	10.18	0.14	(1.87)	(1.73)	(0.18)	(0.03)	(0.21)	8.24	(17.17)	4,667	1.58	1.89	1.46	159
09/30/23	8.24	0.25	(0.11)	0.14	(0.28)	—	(0.28)	8.10	1.65	3,290	1.56	2.15	2.93	146
09/30/24	8.10	0.26	0.67	0.93	(0.29)	—	(0.29)	8.74	11.69	2,595	1.56	2.46	3.13	172
Class Y
09/30/20	$10.67	$0.30	$0.56	$0.86	$(0.31)	$ —	$(0.31)	$11.22	8.18%	$90,235	0.65%	0.73%	2.79%	261%
09/30/21	11.22	0.25	(0.10)	0.15	(0.26)	—	(0.26)	11.11	1.35	92,882	0.65	0.70	2.24	144(3)
09/30/22	11.11	0.25	(2.03)	(1.78)	(0.28)	(0.03)	(0.31)	9.02	(16.32)	56,003	0.60	0.68	2.44	159
09/30/23	9.02	0.36	(0.13)	0.23	(0.36)	—	(0.36)	8.89	2.55	48,931	0.58	0.72	3.91	146
09/30/24	8.89	0.38	0.74	1.12	(0.37)	—	(0.37)	9.64	12.89	43,896	0.58	0.74	4.11	172
Institutional Class
09/30/20	$10.67	$0.31	$0.56	$0.87	$(0.32)	$ —	$(0.32)	$11.22	8.23%	$134,659	0.57%	0.63%	2.87%	261%
09/30/21	11.22	0.26	(0.10)	0.16	(0.27)	—	(0.27)	11.11	1.43	99,607	0.57	0.61	2.32	144(3)
09/30/22	11.11	0.26	(2.04)	(1.78)	(0.28)	(0.03)	(0.31)	9.02	(16.26)	68,399	0.52	0.59	2.53	159
09/30/23	9.02	0.37	(0.13)	0.24	(0.37)	—	(0.37)	8.89	2.63	78,943	0.50	0.63	3.99	146
09/30/24	8.89	0.39	0.74	1.13	(0.38)	—	(0.38)	9.64	12.98	97,813	0.50	0.64	4.19	172
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG U.S. Government Securities Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ares Credit Opportunities Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Return of capital	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$10.03	$0.57	$(0.61)	$(0.04)	$(0.54)	$ —	$—	$(0.54)	$9.45	(0.29)%	$5,597	1.18%	1.61%	5.90%	115%
09/30/21	9.45	0.47(3)	1.07	1.54	(0.53)	—	—	(0.53)	10.46	16.67	141,422	1.09	1.32	4.45	135(4)
09/30/22	10.46	0.47(3)	(1.53)	(1.06)	(0.43)	(0.32)	(0.01)	(0.76)	8.64	(10.60)	115,483	1.07	1.26	4.87	72
09/30/23	8.64	0.67(3)	0.12	0.79	(0.68)	—	—	(0.68)	8.75	9.31	111,502	1.07	1.26	7.59	54
09/30/24	8.75	0.72(3)	0.46	1.18	(0.73)	—	—	(0.73)	9.20	14.07	120,101	1.04	1.19	8.06	49
Class C
09/30/20	$9.75	$0.52	$(0.62)	$(0.10)	$(0.47)	$ —	$—	$(0.47)	$9.18	(0.98)%	$2,246	1.93%	2.61%	5.15%	115%
09/30/21	9.18	0.40(3)	1.02	1.42	(0.47)	—	—	(0.47)	10.13	15.79	31,605	1.56	2.17	3.98	135(4)
09/30/22	10.13	0.42(3)	(1.47)	(1.05)	(0.40)	(0.32)	(0.01)	(0.73)	8.35	(11.01)	17,575	1.47	2.05	4.47	72
09/30/23	8.35	0.61(3)	0.11	0.72	(0.64)	—	—	(0.64)	8.43	8.91	17,580	1.47	2.07	7.19	54
09/30/24	8.43	0.66(3)	0.44	1.10	(0.70)	—	—	(0.70)	8.83	13.57	28,086	1.44	2.00	7.66	49
Class Y
09/30/20	$10.16	$0.59	$(0.62)	$(0.03)	$(0.56)	$ —	$—	$(0.56)	$9.57	(0.13)%	$36,558	0.93%	1.20%	6.15%	115%
09/30/21	9.57	0.48(3)	1.11	1.59	(0.55)	—	—	(0.55)	10.61	16.98	101,613	0.88	1.07	4.66	135(4)
09/30/22	10.61	0.49(3)	(1.54)	(1.05)	(0.45)	(0.32)	(0.01)	(0.78)	8.78	(10.47)	135,892	0.87	1.02	5.07	72
09/30/23	8.78	0.70(3)	0.12	0.82	(0.70)	—	—	(0.70)	8.90	9.55	210,871	0.87	1.00	7.79	54
09/30/24	8.90	0.75(3)	0.46	1.21	(0.75)	—	—	(0.75)	9.36	14.16	406,336	0.84	0.92	8.26	49
Institutional Class
09/30/20	$10.22	$0.61	$(0.63)	$(0.02)	$(0.57)	$ —	$—	$(0.57)	$9.63	(0.02)%	$42,982	0.83%	1.06%	6.25%	115%
09/30/21	9.63	0.49(3)	1.12	1.61	(0.56)	—	—	(0.56)	10.68	17.07	2,627	0.78	0.97	4.76	135(4)
09/30/22	10.68	0.51(3)	(1.56)	(1.05)	(0.46)	(0.32)	(0.01)	(0.79)	8.84	(10.39)	2,139	0.77	1.15	5.17	72
09/30/23	8.84	0.71(3)	0.11	0.82	(0.70)	—	—	(0.70)	8.96	9.59	5,644	0.77	1.21	7.89	54
09/30/24	8.96	0.77(3)	0.47	1.24	(0.76)	—	—	(0.76)	9.44	14.40	68,834	0.74	0.92	8.36	49
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding dividend and interest expense on securities sold short would have been lower by 0.01%, 0.04%, 0.04%, 0.05% and 0.10% for the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Dynamic Diversified Income Fund and the AIG Senior Floating Rate Fund acquired on June 25, 2021 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Dividend Equity Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
10/31/19	$17.55	$0.50	$0.39	$0.89	$(0.49)	$ (0.78)	$(1.27)	$17.17	5.42%	$2,381,987	1.05%	1.05%	2.90%	37%
10/31/20	17.17	0.55	(2.42)	(1.87)	(0.60)	(0.58)	(1.18)	14.12	(11.33)	1,666,379	1.09	1.09	3.60	68
09/30/21(3)	14.12	0.29	2.83	3.12	(0.36)	—	(0.36)	16.88	22.13(4)	1,737,804	1.09(5)	1.09(5)	1.91(5)	83(4)(6)
09/30/22	16.88	0.28	(1.87)	(1.59)	(0.30)	(0.31)	(0.61)	14.68	(9.90)	1,398,059	0.99	1.00	1.64	12
09/30/23	14.68	0.31	1.70	2.01	(0.27)	(0.59)	(0.86)	15.83	13.59	1,388,830	0.99	1.02	1.87	13(7)
09/30/24	15.83	0.32	4.15	4.47	(0.38)	(0.43)	(0.81)	19.49	28.97	1,579,521	0.99	1.01	1.82	10
Class C
10/31/19	$17.38	$0.38	$0.39	$0.77	$(0.37)	$ (0.78)	$(1.15)	$17.00	4.78%	$2,421,728	1.70%	1.70%	2.27%	37%
10/31/20	17.00	0.47	(2.40)	(1.93)	(0.50)	(0.58)	(1.08)	13.99	(11.89)	1,117,141	1.74	1.74	2.99	68
09/30/21(3)	13.99	0.19	2.80	2.99	(0.24)	—	(0.24)	16.74	21.38(4)	806,336	1.75(5)	1.77(5)	1.27(5)	83(4)(6)
09/30/22	16.74	0.16	(1.86)	(1.70)	(0.17)	(0.31)	(0.48)	14.56	(10.54)	471,273	1.69	1.76	0.94	12
09/30/23	14.56	0.19	1.69	1.88	(0.15)	(0.59)	(0.74)	15.70	12.79	339,231	1.69	1.78	1.17	13(7)
09/30/24	15.70	0.19	4.12	4.31	(0.25)	(0.43)	(0.68)	19.33	28.08	221,858	1.69	1.78	1.12	10
Class Y
10/31/19	$17.52	$0.53	$0.39	$0.92	$(0.52)	$ (0.78)	$(1.30)	$17.14	5.66%	$4,094,116	0.85%	0.85%	3.13%	37%
10/31/20	17.14	0.61	(2.44)	(1.83)	(0.63)	(0.58)	(1.21)	14.10	(11.11)	1,691,794	0.88	0.88	3.83	68
09/30/21(3)(8)	14.10	0.33	2.81	3.14	(0.39)	—	(0.39)	16.85	22.33(4)	1,161,841	0.88(5)	0.88(5)	2.14(5)	83(4)(6)
09/30/22	16.85	0.32	(1.86)	(1.54)	(0.34)	(0.31)	(0.65)	14.66	(9.69)	772,987	0.74	0.74	1.89	12
09/30/23	14.66	0.34	1.70	2.04	(0.31)	(0.59)	(0.90)	15.80	13.89	675,229	0.76	0.76	2.10	13(7)
09/30/24	15.80	0.36	4.14	4.50	(0.42)	(0.43)	(0.85)	19.45	29.25	711,339	0.76	0.76	2.05	10
Institutional Class
09/30/21(3)(9)	$17.02	$0.07	$(0.17)	$(0.10)	$(0.08)	$ —	$(0.08)	$16.84	(0.61)%(4)	$313	0.67%(5)	3.37%(5)	2.01%(5)	83%(4)(6)
09/30/22	16.84	0.33	(1.85)	(1.52)	(0.36)	(0.31)	(0.67)	14.65	(9.62)	885	0.67	1.80	1.97	12
09/30/23	14.65	0.35	1.70	2.05	(0.32)	(0.59)	(0.91)	15.79	13.91	2,013	0.67	0.96	2.19	13(7)
09/30/24	15.79	0.37	4.14	4.51	(0.44)	(0.43)	(0.87)	19.43	29.31	2,989	0.67	1.12	2.14	10
Class R6
09/30/21(3)(10)	$17.34	$0.06	$(0.48)	$(0.42)	$(0.08)	$ —	$(0.08)	$16.84	(2.44)%(4)	$2	0.65%(5)	359.78%(5)	2.26%(5)	83%(4)(6)
09/30/22	16.84	0.32	(1.84)	(1.52)	(0.36)	(0.31)	(0.67)	14.65	(9.56)	1,510	0.65	1.76	1.99	12
09/30/23	14.65	0.36	1.70	2.06	(0.33)	(0.59)	(0.92)	15.79	13.94	974	0.65	1.39	2.20	13(7)
09/30/24	15.79	0.39	4.14	4.53	(0.44)	(0.43)	(0.87)	19.45	29.47	10,337	0.65	0.92	2.16	10
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The Fund changed its fiscal year end from October 31 to September 30.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes the purchases and sales of securities by the AIG Select Dividend Growth Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(7)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(8)	Effective July 16, 2021, Class W shares of the AIG Focused Dividend Strategy Fund were reorganized into Class Y shares of the Fund.
(9)	Represents the period from commencement of operations (July 19, 2021) through September 30, 2021.
(10)	Represents the period from commencement of operations (August 2, 2021) through September 30, 2021.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone High Yield Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$8.27	$0.39	$(0.41)	$(0.02)	$(0.39)	$(0.39)	$7.86	(0.13)%	$14,578	1.05%	1.25%	4.84%	89%
09/30/21	7.86	0.36	0.48	0.84	(0.37)	(0.37)	8.33	10.84	15,081	1.05	1.21	4.35	96
09/30/22	8.33	0.33	(1.54)	(1.21)	(0.35)	(0.35)	6.77	(14.88)	11,824	1.05	1.26	4.33	57
09/30/23	6.77	0.40(2)	0.31	0.71	(0.41)	(0.41)	7.07	10.69	11,322	1.05	1.35	5.60	70
09/30/24	7.07	0.42(2)	0.50	0.92	(0.44)	(0.44)	7.55	13.34	11,896	1.05	1.38	5.73	49
Class C
09/30/20	$8.25	$0.29	$(0.37)	$(0.08)	$(0.33)	$(0.33)	$7.84	(0.89)%	$1,250	1.80%	2.35%	4.09%	89%
09/30/21	7.84	0.26	0.52	0.78	(0.31)	(0.31)	8.31	10.07	835	1.80	2.83	3.60	96
09/30/22	8.31	0.28	(1.54)	(1.26)	(0.30)	(0.30)	6.75	(15.55)	700	1.80	2.82	3.58	57
09/30/23	6.75	0.34(2)	0.31	0.65	(0.36)	(0.36)	7.04	9.74	593	1.80	3.26	4.85	70
09/30/24	7.04	0.36(2)	0.50	0.86	(0.38)	(0.38)	7.52	12.55	399	1.80	4.68	4.98	49
Class Y
09/30/20	$8.52	$0.44	$(0.45)	$(0.01)	$(0.42)	$(0.42)	$8.09	0.02%	$33,694	0.80%	0.89%	5.09%	89%
09/30/21	8.09	0.39	0.50	0.89	(0.40)	(0.40)	8.58	11.18	36,447	0.80	0.89	4.60	96
09/30/22	8.58	0.39	(1.62)	(1.23)	(0.37)	(0.37)	6.98	(14.70)	22,994	0.80	0.96	4.58	57
09/30/23	6.98	0.43(2)	0.32	0.75	(0.43)	(0.43)	7.30	10.92	19,125	0.80	0.99	5.85	70
09/30/24	7.30	0.45(2)	0.52	0.97	(0.46)	(0.46)	7.81	13.60	19,263	0.80	1.06	5.98	49
Institutional Class
09/30/20	$8.51	$0.43	$(0.42)	$0.01	$(0.43)	$(0.43)	$8.09	0.21%	$135,974	0.72%	0.75%	5.17%	89%
09/30/21	8.09	0.40	0.50	0.90	(0.41)	(0.41)	8.58	11.27	87,056	0.72	0.75	4.68	96
09/30/22	8.58	0.37	(1.59)	(1.22)	(0.38)	(0.38)	6.98	(14.63)	67,076	0.72	0.82	4.66	57
09/30/23	6.98	0.43(2)	0.33	0.76	(0.44)	(0.44)	7.30	11.01	69,633	0.72	0.85	5.93	70
09/30/24	7.30	0.46(2)	0.51	0.97	(0.46)	(0.46)	7.81	13.70	75,067	0.72	0.86	6.06	49
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income per share was based on average shares outstanding for the period.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Impact Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$10.44	$0.19	$0.37	$0.56	$(0.20)	$(0.20)	$10.80	5.46%	$16,509	0.85%	1.03%	1.83%	21%
09/30/21	10.80	0.15	(0.21)	(0.06)	(0.17)	(0.17)	10.57	(0.57)	17,997	0.84	0.93	1.43	24
09/30/22	10.57	0.18	(1.70)	(1.52)	(0.20)	(0.20)	8.85	(14.52)	11,777	0.76	0.93	1.79	19
09/30/23	8.85	0.26	(0.27)	(0.01)	(0.27)	(0.27)	8.57	(0.20)	10,949	0.76	0.96	2.82	15
09/30/24	8.57	0.29(2)	0.69	0.98	(0.30)	(0.30)	9.25	11.61	18,995	0.76	0.94	3.26	20
Class C
09/30/20	$10.43	$0.12	$0.37	$0.49	$(0.13)	$(0.13)	$10.79	4.69%	$1,737	1.60%	2.55%	1.08%	21%
09/30/21	10.79	0.07	(0.21)	(0.14)	(0.09)	(0.09)	10.56	(1.32)	1,635	1.59	2.37	0.68	24
09/30/22	10.56	0.10	(1.69)	(1.59)	(0.13)	(0.13)	8.84	(15.18)	1,415	1.51	2.25	1.04	19
09/30/23	8.84	0.18	(0.25)	(0.07)	(0.20)	(0.20)	8.57	(0.87)	1,479	1.51	2.25	2.07	15
09/30/24	8.57	0.22(2)	0.69	0.91	(0.23)	(0.23)	9.25	10.77	1,426	1.51	2.49	2.51	20
Class Y
09/30/20	$10.45	$0.22	$0.38	$0.60	$(0.23)	$(0.23)	$10.82	5.81%	$145,821	0.60%	0.64%	2.08%	21%
09/30/21	10.82	0.19	(0.22)	(0.03)	(0.20)	(0.20)	10.59	(0.32)	199,280	0.59	0.60	1.68	24
09/30/22	10.59	0.20	(1.70)	(1.50)	(0.23)	(0.23)	8.86	(14.37)	225,457	0.51	0.52	2.04	19
09/30/23	8.86	0.27	(0.26)	0.01	(0.29)	(0.29)	8.58	0.05	233,839	0.51	0.51	3.07	15
09/30/24	8.58	0.31(2)	0.70	1.01	(0.32)	(0.32)	9.27	12.00	279,532	0.51(3)	0.50	3.51	20
Institutional Class
09/30/20	$10.45	$0.23	$0.38	$0.61	$(0.24)	$(0.24)	$10.82	5.92%	$227,734	0.50%	0.59%	2.18%	21%
09/30/21	10.82	0.19	(0.21)	(0.02)	(0.21)	(0.21)	10.59	(0.22)	216,914	0.49	0.57	1.78	24
09/30/22	10.59	0.21	(1.70)	(1.49)	(0.24)	(0.24)	8.86	(14.29)	243,902	0.41	0.49	2.14	19
09/30/23	8.86	0.28	(0.26)	0.02	(0.30)	(0.30)	8.58	0.15	250,604	0.41	0.48	3.17	15
09/30/24	8.58	0.32(2)	0.70	1.02	(0.33)	(0.33)	9.27	12.10	274,926	0.41	0.48	3.60	20
Class R6
09/30/22(4)	$10.51	$0.19	$(1.61)	$(1.42)	$(0.23)	$(0.23)	$8.86	(13.72)%(5)	$2	0.37%(6)	238.46%(6)	2.18%(6)	19%
09/30/23	8.86	0.26	(0.24)	0.02	(0.30)	(0.30)	8.58	0.18	23,402	0.37	0.46	3.21	15
09/30/24	8.58	0.33(2)	0.68	1.01	(0.33)	(0.33)	9.26	12.02	26,225	0.37	0.47	3.65	20
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income per share was based on average shares outstanding for the period.
(3)	Net expenses include amounts recouped by the Adviser.
(4)	Represents the period from commencement of operations (November 22, 2021) through September 30, 2022.
(5)	Not annualized.
(6)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$38.87	$0.03	$1.27	$1.30	$(0.24)	$ (0.89)	$(1.13)	$39.04	3.32%	$103,964	1.21%	1.29%	0.08%	18%
09/30/21	39.04	(0.07)	8.33	8.26	(0.13)	(0.70)	(0.83)	46.47	21.34	137,477	1.22	1.23	(0.15)	21(4)
09/30/22	46.47	(0.05)	(6.26)	(6.31)	(0.15)	(1.21)	(1.36)	38.80	(14.13)	109,653	1.23	1.23	(0.11)	15(4)
09/30/23	38.80	0.02	7.50	7.52	(0.12)	(0.44)	(0.56)	45.76	19.55	130,846	1.22	1.23	0.04	18(4)
09/30/24	45.76	0.01	11.06	11.07	(0.05)	(0.31)	(0.36)	56.47	24.28	171,046	1.17	1.17	0.01	13(4)
Class C
09/30/20	$36.34	$(0.23)	$1.16	$0.93	$—	$ (0.89)	$(0.89)	$36.38	2.54%	$78,959	1.96%	2.00%	(0.67)%	18%
09/30/21	36.38	(0.36)	7.74	7.38	(0.06)	(0.70)	(0.76)	43.00	20.47	90,388	1.93	1.93	(0.86)	21(4)
09/30/22	43.00	(0.34)	(5.74)	(6.08)	(0.07)	(1.21)	(1.28)	35.64	(14.71)	65,812	1.93	1.93	(0.81)	15(4)
09/30/23	35.64	(0.27)	6.88	6.61	(0.05)	(0.44)	(0.49)	41.76	18.70	70,076	1.94	1.94	(0.67)	18(4)
09/30/24	41.76	(0.34)	10.07	9.73	—	(0.31)	(0.31)	51.18	23.38	82,284	1.91	1.91	(0.73)	13(4)
Class Y
09/30/20	$39.33	$0.12	$1.28	$1.40	$(0.29)	$ (0.89)	$(1.18)	$39.55	3.57%	$2,443,232	0.96%	1.00%	0.33%	18%
09/30/21	39.55	0.05	8.44	8.49	(0.16)	(0.70)	(0.86)	47.18	21.64	3,258,367	0.97(5)	0.93	0.10	21(4)
09/30/22	47.18	0.08	(6.36)	(6.28)	(0.18)	(1.21)	(1.39)	39.51	(13.87)	2,789,008	0.94(5)	0.95	0.17	15(4)
09/30/23	39.51	0.15	7.64	7.79	(0.15)	(0.44)	(0.59)	46.71	19.90	3,178,397	0.94	0.94	0.33	18(4)
09/30/24	46.71	0.15	11.29	11.44	(0.17)	(0.31)	(0.48)	57.67	24.61	4,288,654	0.90	0.90	0.28	13(4)
Class Z
09/30/20	$38.62	$0.03	$1.25	$1.28	$(0.26)	$ (0.89)	$(1.15)	$38.75	3.30%	$77,184	1.21%	1.30%	0.08%	18%
09/30/21	38.75	(—)(6)	8.20	8.20	(0.13)	(0.70)	(0.83)	46.12	21.33	54,368	1.22	1.25	(0.15)	21(4)
09/30/22	46.12	(0.05)	(6.21)	(6.26)	(0.14)	(1.21)	(1.35)	38.51	(14.12)	37,449	1.23	1.26	(0.11)	15(4)
09/30/23	38.51	0.02	7.45	7.47	(0.12)	(0.44)	(0.56)	45.42	19.56	40,257	1.22	1.26	0.04	18(4)
09/30/24	45.42	(0.01)	10.98	10.97	(0.04)	(0.31)	(0.35)	56.04	24.24	45,835	1.21	1.24	(0.03)	13(4)
Institutional Class
09/30/20	$39.41	$0.15	$1.29	$1.44	$(0.32)	$ (0.89)	$(1.21)	$39.64	3.64%	$1,142,677	0.89%(5)	0.89%	0.40%	18%
09/30/21	39.64	0.10	8.46	8.56	(0.16)	(0.70)	(0.86)	47.34	21.80	676,846	0.85(5)	0.84	0.22	21(4)
09/30/22	47.34	0.11	(6.39)	(6.28)	(0.19)	(1.21)	(1.40)	39.66	(13.82)	407,132	0.87	0.87	0.25	15(4)
09/30/23	39.66	0.17	7.67	7.84	(0.15)	(0.44)	(0.59)	46.91	19.96	466,528	0.88	0.88	0.38	18(4)
09/30/24	46.91	0.18	11.35	11.53	(0.20)	(0.31)	(0.51)	57.93	24.70	734,206	0.85	0.85	0.34	13(4)
Class R6
09/30/21(7)	$45.92	$0.07	$1.36	$1.43	$—	$ —	$—	$47.35	3.11%(8)	$612,500	0.80%(9)	0.82%(9)	0.27%(9)	21%(4)
09/30/22	47.35	0.14	(6.39)	(6.25)	(0.19)	(1.21)	(1.40)	39.70	(13.76)	598,238	0.81	0.82	0.31	15(4)
09/30/23	39.70	0.21	7.68	7.89	(0.16)	(0.44)	(0.60)	46.99	20.07	657,775	0.80	0.83	0.46	18(4)
09/30/24	46.99	0.21	11.37	11.58	(0.24)	(0.31)	(0.55)	58.02	24.76	763,113	0.79	0.80	0.39	13(4)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.02% and 0.01% for the years ended September 30, 2023, 2022 and 2021, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Net expenses include amounts recouped by the Adviser.
(6)	Less than $0.005 per share.
(7)	Represents the period from commencement of operations (February 22, 2021) through September 30, 2021.
(8)	Not annualized.
(9)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$17.91	$0.09	$(1.20)	$(1.11)	$(0.09)	$ —	$(0.09)	$16.71	(6.20)%	$9,864	1.22%	1.59%	0.50%	37%
09/30/21	16.71	0.01(3)	6.93	6.94	(0.03)	—	(0.03)	23.62	41.59	13,605	1.23	1.55	0.06	33(4)
09/30/22	23.62	0.14(3)	(2.05)	(1.91)	(0.19)	(1.49)	(1.68)	20.03	(9.04)	12,950	1.22	1.44	0.59	27
09/30/23	20.03	0.14(3)	1.26	1.40	(0.06)	(1.12)	(1.18)	20.25	6.86	14,596	1.24	1.51	0.66	21(4)
09/30/24	20.25	0.12(3)	3.91	4.03	(0.20)	(0.18)	(0.38)	23.90	20.08	16,053	1.24	1.50	0.54	29(4)
Class C
09/30/20	$17.37	$(0.24)	$(0.96)	$(1.20)	$—	$ —	$—	$16.17	(6.91)%	$3,296	1.97%	2.57%	(0.25)%	37%
09/30/21	16.17	(0.15)(3)	6.71	6.56	—	—	—	22.73	40.57	4,167	1.98	2.36	(0.69)	33(4)
09/30/22	22.73	(0.03)(3)	(1.97)	(2.00)	—	(1.49)	(1.49)	19.24	(9.73)	4,013	1.97	2.26	(0.16)	27
09/30/23	19.24	(0.02)(3)	1.22	1.20	(0.02)	(1.12)	(1.14)	19.30	6.08	2,963	1.99	2.38	(0.09)	21(4)
09/30/24	19.30	(0.04)(3)	3.71	3.67	(0.16)	(0.18)	(0.34)	22.63	19.16	1,789	1.99	2.80	(0.21)	29(4)
Class Y
09/30/20	$17.99	$0.12	$(1.20)	$(1.08)	$(0.13)	$ —	$(0.13)	$16.78	(5.97)%	$299,596	0.97%	1.22%	0.75%	37%
09/30/21	16.78	0.07(3)	6.96	7.03	(0.06)	—	(0.06)	23.75	41.97	400,865	0.98	1.16	0.31	33(4)
09/30/22	23.75	0.20(3)	(2.06)	(1.86)	(0.25)	(1.49)	(1.74)	20.15	(8.81)	349,756	0.97	1.16	0.84	27
09/30/23	20.15	0.19(3)	1.27	1.46	(0.07)	(1.12)	(1.19)	20.42	7.14	326,424	0.99	1.20	0.91	21(4)
09/30/24	20.42	0.18(3)	3.93	4.11	(0.21)	(0.18)	(0.39)	24.14	20.33	172,791	0.99	1.21	0.79	29(4)
Institutional Class
09/30/20	$18.09	$0.15	$(1.22)	$(1.07)	$(0.15)	$ —	$(0.15)	$16.87	(5.86)%	$370,247	0.84%	0.98%	0.88%	37%
09/30/21	16.87	0.10(3)	7.00	7.10	(0.09)	—	(0.09)	23.88	42.16	456,557	0.85	0.97	0.44	33(4)
09/30/22	23.88	0.23(3)	(2.07)	(1.84)	(0.28)	(1.49)	(1.77)	20.27	(8.68)	395,187	0.84	0.95	0.97	27
09/30/23	20.27	0.22(3)	1.28	1.50	(0.08)	(1.12)	(1.20)	20.57	7.29	353,386	0.86	0.97	1.04	21(4)
09/30/24	20.57	0.21(3)	3.97	4.18	(0.22)	(0.18)	(0.40)	24.35	20.51	422,311	0.86	0.98	0.92	29(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.02% and 0.01% for the years ended September 30, 2024, 2023 and 2021, respectively.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital International Growth Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$8.50	$0.03	$0.62	$0.65	$(0.02)	$ (1.69)	$(1.71)	$7.44	7.93%	$11,719	1.17%	1.81%	0.68%	80%
09/30/21	7.44	0.12	1.57	1.69	(0.03)	—	(0.03)	9.10	22.73	10,218	1.17	1.64	1.06	52
09/30/22	9.10	0.15	(2.66)	(2.51)	(0.12)	(0.50)	(0.62)	5.97	(29.67)	6,595	1.17	1.59	1.94	32
09/30/23	5.97	0.14(3)	1.08	1.22	(0.16)	—	(0.16)	7.03	20.50	7,177	1.17	1.79	1.93	171
09/30/24	7.03	(0.04)(3)	2.41	2.37	(0.12)	(0.21)	(0.33)	9.07	34.43	9,247	1.18	1.76	(0.45)	117
Class C
09/30/20	$8.48	$(0.03)	$0.64	$0.61	$(—)(4)	$ (1.69)	$(1.69)	$7.40	7.35%	$4,066	1.95%	2.56%	(0.10)%	80%
09/30/21	7.40	—	1.61	1.61	—	—	—	9.01	21.76	2,727	1.95	2.56	0.28	52
09/30/22	9.01	0.08	(2.64)	(2.56)	—	(0.50)	(0.50)	5.95	(30.16)	1,086	1.95	2.72	1.16	32
09/30/23	5.95	0.08(3)	1.08	1.16	—	—	—	7.11	19.50	398	1.95	3.62	1.15	171
09/30/24	7.11	(0.10)(3)	2.45	2.35	—	(0.21)	(0.21)	9.25	33.48	1,031	1.96	4.87	(1.23)	117
Class Y
09/30/20	$8.47	$0.07	$0.61	$0.68	$(0.03)	$ (1.69)	$(1.72)	$7.43	8.32%	$11,550	0.90%	1.49%	0.95%	80%
09/30/21	7.43	0.10	1.61	1.71	(0.05)	—	(0.05)	9.09	23.07	20,434	0.90	1.34	1.33	52
09/30/22	9.09	0.18	(2.66)	(2.48)	(0.12)	(0.50)	(0.62)	5.99	(29.43)	14,560	0.90	1.30	2.21	32
09/30/23	5.99	0.16(3)	1.08	1.24	(0.18)	—	(0.18)	7.05	20.86	13,870	0.90	1.46	2.20	171
09/30/24	7.05	(0.01)(3)	2.41	2.40	(0.14)	(0.21)	(0.35)	9.10	34.82	76,260	0.91	1.36	(0.18)	117
Institutional Class
09/30/20	$8.48	$0.07	$0.60	$0.67	$(0.03)	$ (1.69)	$(1.72)	$7.43	8.30%	$3	0.89%	314.41%	0.96%	80%
09/30/21	7.43	0.12	1.60	1.72	(0.05)	—	(0.05)	9.10	23.21	4	0.89	255.65	1.34	52
09/30/22	9.10	0.22	(2.70)	(2.48)	(0.14)	(0.50)	(0.64)	5.98	(29.41)	5,913	0.89	1.18	2.22	32
09/30/23	5.98	0.16(3)	1.08	1.24	(0.18)	—	(0.18)	7.04	20.79	3	0.89	1.27	2.17	171
09/30/24	7.04	(0.01)(3)	2.41	2.40	(0.12)	(0.21)	(0.33)	9.11	34.81	2,973	0.87	2.28	(0.14)	117
Class R6
09/30/23(5)	$7.66(6)	$0.01(3)	$(0.63)	$(0.62)	$—	$ —	$—	$7.04	(8.09)%(7)	$14,490	0.82%(8)	1.56%(8)	2.27%(8)	171%
09/30/24	7.04	(0.01)(3)	2.41	2.40	(0.12)	(0.21)	(0.33)	9.11	34.83	19,540	0.82	1.16	(0.08)	117
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01% for the year ended September 30, 2024.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Less than $0.005 per share.
(5)	Represents the period from commencement of operations (August 31, 2023) through September 30, 2023.
(6)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 31, 2023.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund
Period ended	Net asset value at beginning of period	Net investment loss(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$13.12	$(0.11)	$6.58	$6.47	$ (2.37)	$(2.37)	$17.22	58.43%	$163,697	1.25%(5)	1.24%	(0.85)%	41%(4)
09/30/21	17.22	(0.19)	5.43	5.24	(1.85)	(1.85)	20.61	32.30	841,243	1.06(5)	1.06	(0.96)	35(4)(6)
09/30/22	20.61	(0.13)	(10.02)	(10.15)	(2.16)	(2.16)	8.30	(54.73)	319,960	1.13	1.13	(0.98)	45(4)
09/30/23	8.30	(0.08)	2.17	2.09	—	—	10.39	25.18	344,359	1.16	1.20	(0.83)	27(4)
09/30/24	10.39	(0.12)	4.27	4.15	—	—	14.54	39.94	393,679	1.16	1.19	(0.90)	37(4)
Class C
09/30/20^	$14.47	$(0.23)	$7.03	$6.80	$ (2.98)	$(2.98)	$18.29	57.27%	$36,065	2.01%	2.04%	(1.56)%	41%(4)
09/30/21^	18.29	(0.35)	5.67	5.32	(2.32)	(2.32)	21.29	31.14	75,082	1.86	1.87	(1.75)	35(4)(6)
09/30/22^	21.29	(0.23)	(10.05)	(10.28)	(2.71)	(2.71)	8.30	(55.02)	20,623	1.78	1.94	(1.63)	45(4)
09/30/23^	8.30	(0.14)	2.16	2.02	—	—	10.32	24.48	18,269	1.77	2.05	(1.44)	27(4)
09/30/24	10.32	(0.20)	4.24	4.04	—	—	14.36	39.15	18,051	1.77	2.04	(1.51)	37(4)
Class Y
09/30/20	$14.14	$(0.09)	$7.21	$7.12	$ (2.37)	$(2.37)	$18.89	58.86%	$1,565,333	1.00%(5)	0.99%	(0.58)%	41%(4)
09/30/21	18.89	(0.16)	5.98	5.82	(1.85)	(1.85)	22.86	32.53	1,784,643	0.85	0.85	(0.74)	35(4)(6)
09/30/22	22.86	(0.11)	(11.24)	(11.35)	(2.16)	(2.16)	9.35	(54.59)	613,010	0.88	0.88	(0.72)	45(4)
09/30/23	9.35	(0.06)	2.44	2.38	—	—	11.73	25.46	600,614	0.92	0.92	(0.58)	27(4)
09/30/24	11.73	(0.10)	4.83	4.73	—	—	16.46	40.32	624,311	0.90	0.90	(0.64)	37(4)
Class Z
09/30/20	$13.14	$(0.11)	$6.59	$6.48	$ (2.37)	$(2.37)	$17.25	58.42%	$491,741	1.24%	1.31%	(0.82)%	41%(4)
09/30/21	17.25	(0.20)	5.43	5.23	(1.85)	(1.85)	20.63	32.17	570,206	1.16(5)	1.16	(1.05)	35(4)(6)
09/30/22	20.63	(0.14)	(10.02)	(10.16)	(2.16)	(2.16)	8.31	(54.73)	203,620	1.18	1.19	(1.03)	45(4)
09/30/23	8.31	(0.08)	2.17	2.09	—	—	10.40	25.15	200,700	1.17	1.25	(0.84)	27(4)
09/30/24	10.40	(0.12)	4.28	4.16	—	—	14.56	40.00	232,611	1.17	1.21	(0.91)	37(4)
Institutional Class
09/30/20(7)	$19.81(8)	$(0.01)	$(0.91)	$(0.92)	$ —	$—	$18.89	(4.64)%(9)	$2	0.81%(10)	1,344.66%(10)	(0.81)%(10)	41%(4)
09/30/21	18.89	(0.15)	5.99	5.84	(1.85)	(1.85)	22.88	32.65	2,582,030	0.79(5)	0.79	(0.69)	35(4)(6)
09/30/22	22.88	(0.10)	(11.26)	(11.36)	(2.16)	(2.16)	9.36	(54.58)	839,599	0.82	0.83	(0.67)	45(4)
09/30/23	9.36	(0.05)	2.45	2.40	—	—	11.76	25.64	783,666	0.81	0.88	(0.48)	27(4)
09/30/24	11.76	(0.08)	4.84	4.76	—	—	16.52	40.48	851,056	0.81	0.86	(0.55)	37(4)
Class R6
09/30/20(7)	$19.81(8)	$(0.01)	$(0.91)	$(0.92)	$ —	$—	$18.89	(4.64)%(9)	$2	0.75%(10)	3.55%(10)	(0.73)%(10)	41%(4)
09/30/21	18.89	(0.14)	5.98	5.84	(1.85)	(1.85)	22.88	32.65	498,994	0.74	0.75	(0.65)	35(4)(6)
09/30/22	22.88	(0.09)	(11.26)	(11.35)	(2.16)	(2.16)	9.37	(54.58)	270,361	0.76	0.79	(0.61)	45(4)
09/30/23	9.37	(0.05)	2.46	2.41	—	—	11.78	25.76	351,501	0.75	0.84	(0.42)	27(4)
09/30/24	11.78	(0.07)	4.84	4.77	—	—	16.55	40.49	338,421	0.75	0.83	(0.49)	37(4)
^	Updated to reflect the effect of a 1 for 0.796098 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.03%, 0.03%, 0.04%, 0.02% and 0.03% for the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Net expenses include amounts recouped by the Adviser.
(6)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Sands Capital Institutional Growth Fund and the AIG Focused Growth Fund acquired on December 11, 2020 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(7)	Represents the period from commencement of operations (September 1, 2020) through September 30, 2020.
(8)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on September 1, 2020.
(9)	Not annualized.
(10)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$12.35	$0.01	$(0.98)	$(0.97)	$—	$ (1.09)	$(1.09)	$10.29	(8.92)%	$4,313	1.27%	2.09%	0.08%	22%(4)
09/30/21	10.29	0.05	3.91	3.96	—	(0.20)	(0.20)	14.05	38.68	5,266	1.27	1.78	0.39	33(4)
09/30/22	14.05	(0.01)	(1.21)	(1.22)	(0.03)	(1.78)	(1.81)	11.02	(10.75)	4,022	1.25	1.77	(0.05)	18(4)
09/30/23	11.02	0.01	2.03	2.04	(0.01)	(0.21)	(0.22)	12.84	18.65	7,223	1.24	1.82	0.08	14(4)
09/30/24	12.84	—(5)	2.63	2.63	(0.01)	(0.43)	(0.44)	15.03	20.91	27,890	1.25	1.66	0.02	16(4)
Class C
09/30/20	$11.41	$(0.07)	$(0.87)	$(0.94)	$—	$ (1.09)	$(1.09)	$9.38	(9.43)%	$295	2.02%	3.10%	(0.68)%	22%(4)
09/30/21	9.38	(0.04)	3.55	3.51	—	(0.20)	(0.20)	12.69	37.62	197	2.02	4.51	(0.36)	33(4)
09/30/22	12.69	(0.09)	(1.07)	(1.16)	(0.01)	(1.78)	(1.79)	9.74	(11.45)	162	2.00	6.81	(0.80)	18(4)
09/30/23	9.74	(0.07)	1.79	1.72	—	(0.21)	(0.21)	11.25	17.78	273	1.99	6.48	(0.67)	14(4)
09/30/24	11.25	(0.09)	2.30	2.21	—	(0.43)	(0.43)	13.03	20.08	1,436	2.00	3.67	(0.73)	16(4)
Class Y
09/30/20	$12.59	$0.04	$(1.00)	$(0.96)	$(0.02)	$ (1.09)	$(1.11)	$10.52	(8.65)%	$35,573	1.02%	1.32%	0.33%	22%(4)
09/30/21	10.52	0.09	3.98	4.07	(0.11)	(0.20)	(0.31)	14.28	39.02	49,842	1.02	1.25	0.64	33(4)
09/30/22	14.28	0.02	(1.24)	(1.22)	(0.04)	(1.78)	(1.82)	11.24	(10.58)	53,485	1.00	1.23	0.20	18(4)
09/30/23	11.24	0.04	2.08	2.12	(0.02)	(0.21)	(0.23)	13.13	18.99	88,745	0.99	1.21	0.33	14(4)
09/30/24	13.13	0.04	2.70	2.74	(0.03)	(0.43)	(0.46)	15.41	21.28	208,329	1.00	1.19	0.27	16(4)
Institutional Class
09/30/20	$12.55	$0.04	$(0.97)	$(0.93)	$(0.04)	$ (1.09)	$(1.13)	$10.49	(8.57)%	$33,201	0.94%	1.21%	0.41%	22%(4)
09/30/21	10.49	0.10	3.97	4.07	(0.13)	(0.20)	(0.33)	14.23	39.13	39,656	0.94	1.16	0.72	33(4)
09/30/22	14.23	0.04	(1.25)	(1.21)	(0.04)	(1.78)	(1.82)	11.20	(10.52)	32,834	0.92	1.14	0.28	18(4)
09/30/23	11.20	0.05	2.07	2.12	(0.02)	(0.21)	(0.23)	13.09	19.08	34,027	0.91	1.13	0.41	14(4)
09/30/24	13.09	0.05	2.68	2.73	(0.04)	(0.43)	(0.47)	15.35	21.29	38,644	0.92	1.12	0.35	16(4)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.03% and 0.03% for the years ended September 30, 2024, 2022, 2021 and 2020, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Return of capital	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$24.00	$0.03	$(3.34)	$(3.31)	$(0.04)	$(0.02)	$(0.06)	$20.63	(13.83)%	$16,552	1.38%	1.58%	0.12%	41%
09/30/21	20.63	(—)	11.98	11.98	(0.08)	(0.04)	(0.12)	32.49	57.95	24,620	1.38	1.55	(0.02)	29
09/30/22	32.49	(0.01)	(3.55)	(3.56)	(0.06)	(0.07)	(0.13)	28.80	(11.04)	21,034	1.38	1.57	(0.02)	35
09/30/23	28.80	0.09	2.61	2.70	(0.01)	—	(0.01)	31.49	9.36	22,214	1.40	1.53	0.29	31(4)
09/30/24	31.49	0.15	6.78	6.93	(0.18)	—	(0.18)	38.24	22.07	25,639	1.39	1.51	0.42	17(4)
Class C
09/30/20	$23.21	$(0.13)	$(3.22)	$(3.35)	$(0.02)	$—(5)	$(0.02)	$19.84	(14.46)%	$453	2.13%	4.50%	(0.63)%	41%
09/30/21	19.84	(0.22)	11.50	11.28	(0.04)	(0.02)	(0.06)	31.06	56.81	562	2.13	3.71	(0.77)	29
09/30/22	31.06	(0.24)	(3.38)	(3.62)	(0.03)	(0.03)	(0.06)	27.38	(11.73)	272	2.13	4.21	(0.77)	35
09/30/23	27.38	(0.14)	2.49	2.35	—	—	—	29.73	8.58	322	2.15	5.19	(0.46)	31(4)
09/30/24	29.73	(0.11)	6.38	6.27	(0.13)	—	(0.13)	35.87	21.12	465	2.14	5.30	(0.33)	17(4)
Class Y
09/30/20	$24.05	$0.08	$(3.34)	$(3.26)	$(0.09)	$(0.03)	$(0.12)	$20.67	(13.60)%	$28,435	1.13%	1.31%	0.37%	41%
09/30/21	20.67	0.07	12.01	12.08	(0.09)	(0.05)	(0.14)	32.61	58.32	41,793	1.13	1.26	0.23	29
09/30/22	32.61	0.08	(3.58)	(3.50)	(0.07)	(0.10)	(0.17)	28.94	(10.81)	34,156	1.13	1.27	0.23	35
09/30/23	28.94	0.17	2.63	2.80	(0.03)	—	(0.03)	31.71	9.66	35,328	1.15	1.26	0.54	31(4)
09/30/24	31.71	0.23	6.83	7.06	(0.20)	—	(0.20)	38.57	22.33	42,121	1.14	1.23	0.67	17(4)
Institutional Class
09/30/20	$24.04	$0.12	$(3.33)	$(3.21)	$(0.11)	$(0.04)	$(0.15)	$20.68	(13.42)%	$7,825	0.98%	1.19%	0.52%	41%
09/30/21	20.68	0.11	12.03	12.14	(0.10)	(0.05)	(0.15)	32.67	58.59	9,176	0.98	1.25	0.38	29
09/30/22	32.67	0.13	(3.59)	(3.46)	(0.10)	(0.12)	(0.22)	28.99	(10.67)	7,389	0.98	1.26	0.38	35
09/30/23	28.99	0.22	2.62	2.84	(0.03)	—	(0.03)	31.80	9.81	54,449	1.00	1.20	0.69	31(4)
09/30/24	31.80	0.29	6.86	7.15	(0.22)	—	(0.22)	38.73	22.53	148,646	0.99	1.15	0.82	17(4)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01% and 0.02% for the years ended September 30, 2024 and 2023, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ultra Short Duration Fixed Income Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/20	$9.29	$0.18	$(0.06)	$0.12	$(0.18)	$(0.18)	$9.23	1.32%	$124,233	0.69%	0.80%	1.84%	72%
09/30/21	9.23	0.04	0.02	0.06	(0.08)	(0.08)	9.21	0.67	144,172	0.69	0.74	0.40	113
09/30/22	9.21	0.08	(0.15)	(0.07)	(0.13)	(0.13)	9.01	(0.80)	125,115	0.69	0.74	0.81	52
09/30/23	9.01	0.33	0.07	0.40	(0.34)	(0.34)	9.07	4.51	75,540	0.69	0.76	3.57	29
09/30/24	9.07	0.47(2)	0.16	0.63	(0.46)	(0.46)	9.24	7.09	81,751	0.65	0.74	5.11	78
Class C
09/30/20	$9.29	$0.12	$(0.04)	$0.08	$(0.13)	$(0.13)	$9.24	0.93%	$5,276	1.19%	1.60%	1.33%	72%
09/30/21	9.24	(0.01)	0.02	0.01	(0.04)	(0.04)	9.21	0.07	4,249	1.19	1.47	(0.10)	113
09/30/22	9.21	0.03	(0.14)	(0.11)	(0.08)	(0.08)	9.02	(1.18)	5,013	1.19	1.48	0.31	52
09/30/23	9.02	0.28	0.07	0.35	(0.29)	(0.29)	9.08	3.99	3,292	1.19	1.61	3.07	29
09/30/24	9.08	0.42(2)	0.16	0.58	(0.41)	(0.41)	9.25	6.55	4,266	1.15	1.61	4.61	78
Class S
09/30/20	$9.28	$0.12	$(0.01)	$0.11	$(0.16)	$(0.16)	$9.23	1.18%	$61,464	0.94%	0.99%	1.58%	72%
09/30/21	9.23	0.01	0.03	0.04	(0.06)	(0.06)	9.21	0.42	52,456	0.94	0.99	0.15	113
09/30/22	9.21	0.05	(0.15)	(0.10)	(0.10)	(0.10)	9.01	(1.05)	42,709	0.94	0.99	0.56	52
09/30/23	9.01	0.30	0.08	0.38	(0.32)	(0.32)	9.07	4.28	35,599	0.94	1.04	3.32	29
09/30/24	9.07	0.45(2)	0.16	0.61	(0.44)	(0.44)	9.24	6.81	30,581	0.90	1.00	4.86	78
Class Y
09/30/20	$9.29	$0.19	$(0.05)	$0.14	$(0.20)	$(0.20)	$9.23	1.57%	$292,708	0.44%	0.51%	2.09%	72%
09/30/21	9.23	0.06	0.03	0.09	(0.11)	(0.11)	9.21	0.92	296,363	0.44	0.50	0.65	113
09/30/22	9.21	0.10	(0.15)	(0.05)	(0.15)	(0.15)	9.01	(0.55)	250,473	0.44	0.50	1.06	52
09/30/23	9.01	0.35	0.08	0.43	(0.36)	(0.36)	9.08	4.88	193,680	0.44	0.52	3.82	29
09/30/24	9.08	0.49(2)	0.16	0.65	(0.48)	(0.48)	9.25	7.35	252,342	0.40	0.46	5.36	78
Class Z
09/30/20	$9.29	$0.17	$(0.05)	$0.12	$(0.18)	$(0.18)	$9.23	1.32%	$86,018	0.69%	0.79%	1.83%	72%
09/30/21	9.23	0.03	0.03	0.06	(0.08)	(0.08)	9.21	0.68	75,058	0.69	0.78	0.40	113
09/30/22	9.21	0.10	(0.17)	(0.07)	(0.13)	(0.13)	9.01	(0.80)	50,209	0.69	0.79	0.81	52
09/30/23	9.01	0.32	0.08	0.40	(0.34)	(0.34)	9.07	4.51	41,800	0.69	0.81	3.57	29
09/30/24	9.07	0.47(2)	0.16	0.63	(0.46)	(0.46)	9.24	7.09	38,879	0.65	0.78	5.11	78
Institutional Class
09/30/20	$9.28	$0.20	$(0.05)	$0.15	$(0.21)	$(0.21)	$9.22	1.63%	$417,011	0.39%	0.46%	2.13%	72%
09/30/21	9.22	0.07	0.02	0.09	(0.11)	(0.11)	9.20	0.98	500,705	0.39	0.45	0.70	113
09/30/22	9.20	0.13	(0.18)	(0.05)	(0.15)	(0.15)	9.00	(0.50)	230,153	0.39	0.46	1.11	52
09/30/23	9.00	0.36	0.08	0.44	(0.37)	(0.37)	9.07	4.94	136,828	0.39	0.47	3.87	29
09/30/24	9.07	0.50(2)	0.16	0.66	(0.49)	(0.49)	9.24	7.41	110,294	0.35	0.43	5.41	78
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income per share was based on average shares outstanding for the period.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
September 30, 2024
1. Organization
The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated October 25, 1993. The Trust consists of the following twelve funds (individually, a “Fund,” and collectively, the “Funds”):
Touchstone Active Bond Fund ("Active Bond Fund”)
Touchstone Ares Credit Opportunities Fund ("Ares Credit Opportunities Fund”)
Touchstone Dividend Equity Fund ("Dividend Equity Fund”)
Touchstone High Yield Fund ("High Yield Fund”)
Touchstone Impact Bond Fund ("Impact Bond Fund”)
Touchstone Mid Cap Fund ("Mid Cap Fund”)
Touchstone Mid Cap Value Fund ("Mid Cap Value Fund”)
Touchstone Sands Capital International Growth Equity Fund ("Sands Capital International Growth Equity Fund”)
Touchstone Sands Capital Select Growth Fund ("Sands Capital Select Growth Fund”)
Touchstone Small Cap Fund ("Small Cap Fund”)
Touchstone Small Cap Value Fund ("Small Cap Value Fund”)
Touchstone Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fixed Income Fund”)
Each Fund is diversified, with the exception of the Sands Capital Select Growth Fund which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6
Active Bond Fund	X	X		X		X
Ares Credit Opportunities Fund	X	X		X		X
Dividend Equity Fund	X	X		X		X	X
High Yield Fund	X	X		X		X
Impact Bond Fund	X	X		X		X	X
Mid Cap Fund	X	X		X	X	X	X
Mid Cap Value Fund	X	X		X		X
Sands Capital International Growth Equity Fund	X	X		X		X	X
Sands Capital Select Growth Fund	X	X		X	X	X	X
Small Cap Fund	X	X		X		X
Small Cap Value Fund	X	X		X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments.The Ares Credit Opportunities Fund held Level 3 categorized securities during the year ended September 30, 2024.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE.  Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Bank Loans – The Active Bond Fund, Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may

Notes to Financial Statements (Continued)
hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank , Secured Overnight Financing Rate (“SOFR”) or a similar reference rate.
The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents fair value of the unfunded portion of the Fund’s bank loans.
As of September 30, 2024, the Ares Credit Opportunities Fund had unfunded loan commitments of $380,110.
Collateralized Loan Obligations — The Active Bond Fund, Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short — The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of September 30, 2024, the Ares Credit Opportunities Fund did not hold securities sold short.
Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result

Notes to Financial Statements (Continued)
bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited. As of September 30, 2024, the Ares Credit Opportunities Fund had purchased options as shown in the Portfolio of Investments.
Warrants — The Funds may invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the holder the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.
Futures Contracts — The Active Bond Fund and Ares Credit Opportunities Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of September 30, 2024, the Active Bond Fund and the Ares Credit Opportunities Fund did not hold any futures contracts.
Swap Contracts — The Active Bond Fund and Ares Credit Opportunities Fund may enter into swap transactions to help enhance the value of their portfolios or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Notes to Financial Statements (Continued)
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
As of September 30, 2024, the Active Bond Fund and Ares Credit Opportunities Fund held swap agreements as shown on the Portfolio of Investments.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Forward foreign currency contracts — The Active Bond Fund and the Ares Credit Opportunities Fund may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.
During the year ended September 30, 2024, the Ares Credit Opportunities Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of

Notes to Financial Statements (Continued)
income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.
Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.
Derivative instruments and hedging activities — The Active Bond Fund and the Ares Credit Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of September 30, 2024, the Funds' assets and liabilities that were subject to a MNA on a gross basis were as follows:
	Assets	Liabilities
Ares Credit Opportunities Fund
Forwards - Foreign Currency Contracts	$—	$103,915
Total	$—	$103,915

Notes to Financial Statements (Continued)
The following table presents the Ares Credit Opportunities Fund's assets and liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of September 30, 2024:
Counterparty	Derivative Type	Gross Amount of Recognized Liabilities	Gross Amount Available for Offset in Statement of Assets and Liabilities	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(A)
Wells Fargo	Forward-Foreign Currency Contracts	$103,915	$—	$—	$—	$103,915
(A)	Net amount represents the net amount payable to the counterparty in the event of default.
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of September 30, 2024:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Active Bond Fund	Swap Agreements - Credit Contracts*	$151	$—
Ares Credit Opportunities Fund	Purchased Options - Equity Contracts**	52,493	—
	Forwards - Foreign Currency Contracts***	—	103,915
	Swap Agreements - Credit Contracts*	—	14,952
*	Statements of Assets and Liabilities Location: Payable for variation margin on swap agreements. Variation margin reported in the Portfolio of Investments and other tables in the Notes to the Financial Statements is the cumulative unrealized appreciation (depreciation).
**	Statements of Assets and Liabilities Location: Investments, at market value.
***	Statements of Assets and Liabilities Location: Unrealized appreciation (depreciation) on forward foreign currency contracts.
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the year ended September 30, 2024:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts*	$72,196	$(105,839)
	Swap Agreements - Credit Contracts**	(1,152,098)	31,925
Ares Credit Opportunities Fund	Purchased Options - Equity Contracts***	64,090	—
	Written Options - Equity Contracts****	(42,128)	(1,600)
	Forwards - Foreign Currency Exchange Contracts*****	(211,303)	(237,320)
	Swap Agreements - Credit Contracts**	(25,000)	(22,889)
*	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
**	Statements of Operations Location: Net realized losses on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
***	Statements of Operations Location: Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments, respectively.
****	Statements of Operations Location: Net realized losses on written options and Net change in unrealized appreciation (depreciation) on written options, respectively.
*****	Statements of Operations Location: Net realized losses on forward foreign currency contracts and Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, respectively.

Notes to Financial Statements (Continued)
For the year ended September 30, 2024, the average quarterly balances of outstanding derivative financial instruments for the Active Bond Fund and Ares Credit Opportunities Fund were as follows:
	Active Bond Fund	Ares Credit Opportunities Fund
Equity Contracts:
Purchased Options - Cost	$—	$75,969
Written Options - Premiums received	—	2,560
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	10,223,140	565,520
Forward currency exchange contracts:
U.S. dollar amount received	—	11,060,987
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	44,218,012	—
Futures Contracts (short) - Notional Value	7,916,044	—
Portfolio securities loaned — The Funds may lend their portfolio securities, with the exception of the Ultra Short Duration Fixed Income Fund. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of September 30, 2024, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Ares Credit Opportunities Fund	Corporate Bonds	$7,379,028	$7,685,520	$306,492
High Yield Fund	Corporate Bonds	1,678,204	1,735,517	57,313
Small Cap Value Fund	Common Stocks	957,375	969,335	11,960
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Notes to Financial Statements (Continued)
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund and Impact Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, S, Y, Z, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Mid Cap Fund, Sands Capital International Growth Equity Fund, Sands Capital Select Growth Fund and Small Cap Fund distribute their income, if any, annually, as a dividend to shareholders. The Dividend Equity Fund, Mid Cap Value Fund and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders. The Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund and Impact Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the year ended September 30, 2024:
	Active Bond Fund	Ares Credit Opportunities Fund	Dividend Equity Fund	High Yield Fund	Impact Bond Fund	Mid Cap Fund*
Purchases of investment securities	$53,874,405	$446,519,441	$250,121,969	$48,730,127	$36,806,971	$1,202,788,189
Proceeds from sales and maturities	$64,179,995	$218,224,038	$726,100,202	$49,028,458	$57,131,744	$685,640,506
	Mid Cap Value Fund*	Sands Capital International Growth Equity Fund	Sands Capital Select Growth Fund*	Small Cap Fund*	Small Cap Value Fund*	Ultra Short Duration Fixed Income Fund
Purchases of investment securities	$203,639,610	$70,511,673	$925,396,900	$153,465,795	$108,618,077	$379,500,326
Proceeds from sales and maturities	$314,667,000	$68,014,543	$1,086,069,397	$33,477,862	$26,610,372	$325,123,355
*	The Mid Cap Fund, the Mid Cap Value Fund, the Sands Capital Select Growth Fund, the Small Cap Fund and the Small Cap Value Fund had redemption-in-kinds out of the Fund of $82,227,974, $96,421,081, $518,343,761, $5,040,446 and $8,489,843, respectively, which are excluded from the proceeds from sales and maturities.
For the year ended September 30, 2024, purchases and proceeds from sales and maturities in U.S. Government Securities were $366,249,940 and $370,745,330, respectively, for the Active Bond Fund, $0 and $1,875,774, respectively, for the High Yield Fund, $108,929,334, and $53,332,919, respectively, for the Impact Bond Fund and $0 and $2,096,338, respectively, for the Ultra Short Duration Fixed Income Fund. There were no purchases or proceeds from sales and maturities of U.S. Government Securities by the remaining Funds for the year ended September 30, 2024.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $391,692 for the Funds’ Board for the year ended September 30, 2024.

Notes to Financial Statements (Continued)
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Active Bond Fund	0.38% on the first $200 million 0.30% on such assets over $200 million
Ares Credit Opportunities Fund	0.60% on all assets
Dividend Equity Fund	0.55% on the first $1 billion 0.50% on such assets over $1 billion
High Yield Fund	0.60% on the first $50 million 0.50% on the next $250 million 0.45% on such assets over $300 million
Impact Bond Fund	0.30% on the first $200 million 0.225% on such assets over $200 million
Mid Cap Fund	0.80% on the first $1 billion 0.70% on the next $500 million 0.60% on such assets over $1.5 billion
Mid Cap Value Fund	0.75% on all assets
Sands Capital International Growth Equity Fund	0.65% on the first $1 billion 0.60% on such assets over $1 billion
Sands Capital Select Growth Fund*	0.675% on the first $1 billion 0.60% on the next $1 billion 0.55% on the next $2 billion 0.52% on such assets over $4 billion
Small Cap Fund	0.85% on the first $250 million 0.80% on the next $250 million 0.70% on such assets over $500 million
Small Cap Value Fund	0.85% on all assets
Ultra Short Duration Fixed Income Fund	0.18% on the first $500 million 0.16% on such assets over $500 million
* Prior to September 30, 2024, the Fund paid 0.70% on the first $1 billion, 0.65% on the next $500 million, 0.60% on the next $500 million and 0.55% on such assets over $2 billion.
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Ares Capital Management II LLC	The London Company
Ares Credit Opportunities Fund	Mid Cap Fund
EARNEST Partners LLC	Small Cap Fund
Impact Bond Fund	Sands Capital Management, LLC
Fort Washington Investment Advisors, Inc.*	Sands Capital International Growth Equity Fund
Active Bond Fund	Sands Capital Select Growth Fund
Dividend Equity Fund
High Yield Fund
Ultra Short Duration Fixed Income Fund
Leeward Investments, LLC
Mid Cap Value Fund
Small Cap Value Fund
*Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

Notes to Financial Statements (Continued)
The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6	Termination Date
Active Bond Fund	0.83%	1.56%	—	0.58%	—	0.50%	—	January 29, 2025
Ares Credit Opportunities Fund	1.03%	1.43%	—	0.83%	—	0.73%	—	January 29, 2025
Dividend Equity Fund	0.99%	1.69%	—	0.77%	—	0.67%	0.65%	January 29, 2025
High Yield Fund	1.05%	1.80%	—	0.80%	—	0.72%	—	January 29, 2025
Impact Bond Fund	0.76%	1.51%	—	0.51%	—	0.41%	0.37%	January 29, 2025
Mid Cap Fund	1.21%	1.96%	—	0.96%	1.21%	0.89%	0.79%	January 29, 2025
Mid Cap Value Fund	1.22%	1.97%	—	0.97%	—	0.84%	—	January 29, 2025
Sands Capital International Growth Equity Fund*	1.17%	1.95%	—	0.90%	—	0.86%	0.78%	June 29, 2025
Sands Capital Select Growth Fund**	1.13%	1.74%	—	0.84%	1.13%	0.76%	0.65%	September 30, 2025
Small Cap Fund	1.24%	1.99%	—	0.99%	—	0.91%	—	January 29, 2025
Small Cap Value Fund	1.38%	2.13%	—	1.13%	—	0.98%	—	January 29, 2025
Ultra Short Duration Fixed Income Fund	0.65%	1.15%	0.90%	0.40%	0.65%	0.35%	—	January 29, 2025
*	Prior to June 21, 2024, the expense limitation for Class R6 shares was 0.82%.
**	Prior to September 30, 2024, the expense limitations for Classes Y, Z, R6 and Institutional Class shares were 0.90%, 1.14%, 0.72% and 0.78%, respectively.
The Expense Limitation Agreement, with respect to each Fund, can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the year ended September 30, 2024, the Adviser or its affiliates waived or reimbursed investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Active Bond Fund	$—	$86,000	$307,645	$393,645
Ares Credit Opportunities Fund	—	26,257	564,004	590,261
Dividend Equity Fund	—	1,041	634,844	635,885
High Yield Fund	—	83,744	119,115	202,859
Impact Bond Fund	—	30,134	211,407	241,541
Mid Cap Fund	—	712	99,995	100,707
Mid Cap Value Fund	—	272,787	936,912	1,209,699
Sands Capital International Growth Equity Fund	—	67,241	207,044	274,285
Sands Capital Select Growth Fund	—	345,580	675,378	1,020,958
Small Cap Fund	—	111,109	355,533	466,642
Small Cap Value Fund	—	78,971	144,264	223,235
Ultra Short Duration Fixed Income Fund	—	26,027	369,950	395,977
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of September 30, 2024, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before September 30, 2025	Expires on or before September 30, 2026	Expires on or before September 30, 2027	Total
Active Bond Fund	$129,291	$163,390	$187,070	$479,751
Ares Credit Opportunities Fund	220,343	209,014	295,053	724,410
Dividend Equity Fund	15,147	17,239	21,336	53,722
High Yield Fund	124,409	138,443	168,231	431,083
Impact Bond Fund	192,790	188,451	199,402	580,643
Mid Cap Fund	77,736	191,897	100,707	370,340
Mid Cap Value Fund	1,249,338	1,215,259	1,152,268	3,616,865

Notes to Financial Statements (Continued)
Fund	Expires on or before September 30, 2025	Expires on or before September 30, 2026	Expires on or before September 30, 2027	Total
Sands Capital International Growth Equity Fund	$107,560	$138,906	$248,643	$495,109
Sands Capital Select Growth Fund	415,611	1,015,554	842,429	2,273,594
Small Cap Fund	223,917	267,374	414,842	906,133
Small Cap Value Fund	88,081	163,082	190,056	441,219
Ultra Short Duration Fixed Income Fund	473,831	405,681	223,111	1,102,623
For the year ended September 30, 2024, the Adviser recouped previously waived fees or reimbursed expenses from Impact Bond Fund of $24,190.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares (except the Ultra Short Duration Fixed Income Fund) pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund has limited the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets. Under the Class S plan, the Ultra Short Duration Fixed Income Fund pays an annual shareholder servicing fee not to exceed 0.50% of average daily net assets that are attributable to Class S shares (of which up to 0.25% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class Z plan, each Fund offering Class Z

Notes to Financial Statements (Continued)
shares pays an annual shareholder servicing fee not to exceed 0.25% of average daily net assets that are attributable to Class Z shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the year ended September 30, 2024:
Fund	Amount
Active Bond Fund	$ 5,316
Ares Credit Opportunities Fund	9,813
Dividend Equity Fund	18,747
High Yield Fund	1,827
Impact Bond Fund	946
Mid Cap Fund	20,511
Mid Cap Value Fund	928
Sands Capital International Growth Equity Fund	120
Sands Capital Select Growth Fund	11,488
Small Cap Fund	1,639
Small Cap Value Fund	128
Ultra Short Duration Fixed Income Fund	4,105
In addition, the Distributor collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the year ended September 30, 2024:
Fund	Class A	Class C
Active Bond Fund	$ 79	$ 55
Ares Credit Opportunities Fund	48	460
Dividend Equity Fund	9	1,064
Impact Bond Fund	958	—
Mid Cap Fund	—	788
Mid Cap Value Fund	—	90
Sands Capital Select Growth Fund	10	197
Ultra Short Duration Fixed Income Fund	—	449
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the year ended September 30, 2024, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

Notes to Financial Statements (Continued)
During the year ended September 30, 2024, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Mid Cap Fund	3,033,007	$ 82,227,974
Mid Cap Value Fund	4,522,285	96,421,081
Sands Capital Select Growth Fund	34,974,058	518,343,761
Small Cap Fund	606,188	5,040,446
Small Cap Value Fund	309,435	8,489,843
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the year ended September 30, 2024, the following Funds participated as lenders in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income*
Mid Cap Fund	$ 710,095	5.89%	$ 42,378
Sands Capital Select Growth Fund	$ 25,452	5.89%	$ 1,519
*	Included in Interest in the Statements of Operations.
During the year ended September 30, 2024, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
Active Bond Fund	$ 5,550	5.90%	$ 332
Dividend Equity Fund	$ 1,328,477	5.89%	$ 79,285
Impact Bond Fund	$ 37,380	5.90%	$ 2,236
Mid Cap Value Fund	$ 215,799	5.89%	$ 12,876
Sands Capital International Growth Equity Fund	$ 51,134	5.89%	$ 3,051
Sands Capital Select Growth Fund	$ 263,166	5.89%	$ 15,700
*	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended September 30, 2024 and September 30, 2023 are as follows:
	Active Bond Fund		Ares Credit Opportunities Fund		Dividend Equity Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
From ordinary income	$9,883,689	$9,842,820	$37,965,905	$22,279,562	$54,629,657	$117,383,591
From long-term capital gains	—	—	—	—	60,813,066	26,369,054
Total distributions	$9,883,689	$9,842,820	$37,965,905	$22,279,562	$115,442,723	$143,752,645

Notes to Financial Statements (Continued)
	High Yield Fund		Impact Bond Fund		Mid Cap Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
From ordinary income	$6,316,657	$6,136,287	$20,419,077	$16,934,074	$34,387,780	$14,955,024
From long-term capital gains	—	—	—	—	13,902,545	45,156,008
Total distributions	$6,316,657	$6,136,287	$20,419,077	$16,934,074	$48,290,325	$60,111,032
	Mid Cap Value Fund		Sands Capital International Growth Equity Fund		Sands Capital Select Growth Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
From ordinary income	$7,061,535	$2,817,232	$656,191	$722,096	$—	$—
From long-term capital gains	5,867,158	40,703,348	1,017,871	—	—	—
Total distributions	$12,928,693	$43,520,580	$1,674,062	$722,096	$—	$—
	Small Cap Fund		Small Cap Value Fund		Ultra Short Duration Fixed Income Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
From ordinary income	$815,292	$599,565	$705,636	$105,710	$25,321,141	$22,927,101
From long-term capital gains	4,031,898	1,240,712	—	—	—	—
Total distributions	$4,847,190	$1,840,277	$705,636	$105,710	$25,321,141	$22,927,101
The following information is computed on a tax basis for each item as of September 30, 2024:
	Active Bond Fund	Ares Credit Opportunities Fund	Dividend Equity Fund	High Yield Fund
Tax cost of portfolio investments	$270,208,784	$633,345,940	$2,191,906,197	$110,069,811
Gross unrealized appreciation on investments	4,259,546	18,927,977	524,650,172	2,226,790
Gross unrealized depreciation on investments	(12,539,525)	(16,981,361)	(188,731,960)	(3,202,518)
Net unrealized appreciation (depreciation) on investments	(8,279,979)	1,946,616	335,918,212	(975,728)
Gross unrealized appreciation on derivatives and foreign currency transactions	—	17,832	—	—
Gross unrealized depreciation on derivatives and foreign currency transactions	(5)	(100,775)	—	—
Net unrealized appreciation (depreciation) on derivatives and foreign currency transactions	(5)	(82,943)	—	—
Capital loss carryforwards	(123,365,709)	(83,177,121)	—	(21,654,629)
Undistributed ordinary income	237,661	973,917	4,355,884	11,222
Undistributed capital gains	—	—	108,841,153	—
Other temporary differences	(1,138,295)	(289)	(616)	(611)
Accumulated earnings (deficit)	$(132,546,327)	$(80,339,820)	$449,114,633	$(22,619,746)

Notes to Financial Statements (Continued)
	Impact Bond Fund	Mid Cap Fund	Mid Cap Value Fund	Sands Capital International Growth Equity Fund
Tax cost of portfolio investments	$626,741,742	$4,354,593,354	$454,446,284	$92,138,321
Gross unrealized appreciation on investments	6,032,141	1,845,175,684	179,035,333	19,855,460
Gross unrealized depreciation on investments	(35,889,467)	(114,437,575)	(20,599,341)	(2,600,628)
Net unrealized appreciation (depreciation) on investments	(29,857,326)	1,730,738,109	158,435,992	17,254,832
Gross unrealized appreciation on foreign currency transactions	—	—	—	2,414
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	—	—	—	(132,286)
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	—	—	—	(129,872)
Capital loss carryforwards	(18,078,594)	—	—	(9,100,217)
Qualified late year losses	—	—	—	(23,348)
Undistributed ordinary income	347,178	7,395,551	9,225,082	—
Undistributed capital gains	—	124,679,147	21,826,114	9,573,557
Other temporary differences	(160)	—	—	(3)
Accumulated earnings (deficit)	$(47,588,902)	$1,862,812,807	$189,487,188	$17,574,949
	Sands Capital Select Growth Fund	Small Cap Fund	Small Cap Value Fund	Ultra Short Duration Fixed Income Fund
Tax cost of portfolio investments	$1,667,225,591	$235,865,681	$186,508,810	$517,386,005
Gross unrealized appreciation on investments	945,625,994	63,113,707	40,174,964	2,566,889
Gross unrealized depreciation on investments	(147,530,015)	(14,984,828)	(8,545,401)	(4,560,458)
Net unrealized appreciation (depreciation) on investments	798,095,979	48,128,879	31,629,563	(1,993,569)
Capital loss carryforwards	(201,446,158)	—	(4,308,879)	(112,668,297)
Qualified late year losses	(13,119,298)	—	—	—
Undistributed ordinary income	—	2,267,159	948,242	1,686,670
Undistributed capital gains	—	1,426,183	—	—
Other temporary differences	—	—	—	(188,620)
Accumulated earnings (deficit)	$583,530,523	$51,822,221	$28,268,926	$(113,163,816)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of September 30, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Active Bond Fund*	$ 62,157,195	$ 61,208,514	$ 123,365,709
Ares Credit Opportunities Fund*	9,942,740	73,234,381	83,177,121
High Yield Fund	1,677,980	19,976,649	21,654,629
Impact Bond Fund	1,239,848	16,838,746	18,078,594
Sands Capital International Growth Equity Fund*	4,830,010	4,270,207	9,100,217
Sands Capital Select Growth Fund	201,446,158	—	201,446,158
Small Cap Value Fund	4,308,879	—	4,308,879
Ultra Short Duration Fixed Income Fund*	37,072,467	75,595,830	112,668,297
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Notes to Financial Statements (Continued)
During the year ended September 30, 2024, the following Fund utilized capital loss carryforwards:
Fund	Utilized
Sands Capital International Growth Equity Fund	$ 3,599,093
Sands Capital Select Growth Fund	251,005,207
Small Cap Value Fund	3,288,567
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2024, the following Funds elected to defer the following losses.
Fund	Realized Capital Losses	Ordinary Losses	Total
Sands Capital International Growth Equity Fund	$ —	$ 23,348	$ 23,348
Sands Capital Select Growth Fund	—	13,119,298	13,119,298
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital as presented on the Statements of Assets and Liabilities. These reclassifications have no impact on the net assets or NAV per share of the Funds. The following reclassifications, which are primarily attributed to the tax treatment of deemed distributions on shareholder redemptions, in-kind distributions on shareholder redemptions, net operating loss, excess distributions, and various temporary book/tax differences due to mergers have been made to the following Funds for the year September 30, 2024:
Fund	Paid-In Capital	Distributable Earnings
Ares Credit Opportunities Fund	$ (26,142)	$ 26,142
Dividend Equity Fund	15,154,933	(15,154,933)
Mid Cap Fund	52,094,414	(52,094,414)
Mid Cap Value Fund	56,676,926	(56,676,926)
Sands Capital International Growth Equity Fund	12,789,876	(12,789,876)
Sands Capital Select Growth Fund	222,991,048	(222,991,048)
Small Cap Fund	2,490,972	(2,490,972)
Small Cap Value Fund	2,653,268	(2,653,268)
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and

Notes to Financial Statements (Continued)
more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Leverage – The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Fund Reorganizations
Sands Capital International Growth Equity Fund:
The Trustees of the Touchstone International Growth Fund, a series of the Touchstone Strategic Trust, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone International Growth Fund to the Touchstone Sands Capital International Growth Equity Fund, a series of the Trust. The tax-free reorganization took place on June 21, 2024.

Notes to Financial Statements (Continued)
The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the tax-free reorganization.
	Before Reorganization		After Reorganization
	Touchstone International Growth Fund	Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital International Growth Equity Fund
Class A
Shares	148,255(A)	901,064	1,049,319
Net Assets	$1,228,773	$7,468,184	$8,696,957
Net Assets Value	$8.29(A)	$8.29	$8.29
Class C
Shares	76,681(B)	44,746	121,427
Net Assets	$649,218	$378,843	$1,028,061
Net Asset Value	$8.47(B)	$8.47	$8.47
Class Y
Shares	6,283,683(C)	2,264,767	8,548,450
Net Assets	$52,177,854	$18,805,952	$70,983,806
Net Asset Value	$8.30(C)	$8.30	$8.30
Institutional Class
Shares	288,369(D)	44,474	332,843
Net Assets	$2,398,020	$369,836	$2,767,856
Net Asset Value	$8.32(D)	$8.32	$8.32
Fund Total
Shares Outstanding	6,796,988	3,255,051	10,052,039
Net Assets	$56,453,865	$27,022,815	$83,476,680
Unrealized Appreciation (Depreciation)	$15,751,916	$5,422,458	$21,174,374
(A)	Reflects a 1.6380:1 stock split which occurred on the date of the reorganization, June 21, 2024.
(B)	Reflects a 1.5184:1 stock split which occurred on the date of the reorganization, June 21, 2024.
(C)	Reflects a 1.6861:1 stock split which occurred on the date of the reorganization, June 21, 2024.
(D)	Reflects a 1.6989:1 stock split which occurred on the date of the reorganization, June 21, 2024.
Assuming the reorganization had been completed on October 1, 2023, the Sands Capital International Growth Equity Fund’s results of operations for the year ended September 30, 2024 would have been as follows:
Net investment income	$118,427
Net realized and unrealized gain(loss) on investments	$32,867,472
Net increase in net assets resulting from operations	$32,985,899
Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Sands Capital International Growth Equity Fund that have been included in its statement of operations since the reorganization.
10. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.
Effective on or about March 1, 2025, the Touchstone Impact Bond Fund will be renamed the Touchstone US Quality Bond Fund. There will be no changes to the investment strategies of the Fund and the current investment process of the Fund's sub-advisor will not change.
There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Touchstone Funds Group Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Touchstone Funds Group Trust (the “Trust”) (comprising Touchstone Active Bond Fund, Touchstone Ares Credit Opportunities Fund, Touchstone Dividend Equity Fund, Touchstone High Yield Fund, Touchstone Impact Bond Fund,  Touchstone Mid Cap Fund, Touchstone Mid Cap Value Fund, Touchstone Sands Capital International Growth Equity Fund, Touchstone Sands Capital Select Growth Fund, Touchstone Small Cap Fund, Touchstone Small Cap Value Fund and Touchstone Ultra Short Duration Fixed Income Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of September 30, 2024, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Touchstone Funds Group Trust at September 30, 2024, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising the Touchstone Funds Group Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Touchstone Active Bond Fund
Touchstone Ares Credit Opportunities Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Sands Capital International Growth Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Ultra Short Duration Fixed Income Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the five years in the period ended September 30, 2024
Touchstone Dividend Equity Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the three years in the period ended September 30, 2024
The financial highlights for the period from November 1, 2020 through September 30, 2021, and each of the two years in the period ended October 31, 2020 for the Touchstone Dividend Equity Fund were audited by other auditors whose reports dated November 22, 2021 and December 23, 2020, expressed unqualified opinions on the financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm (Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Touchstone Investments’ investment companies since 1999.
Cincinnati, Ohio
November 20, 2024

Other Items (Unaudited)
Qualified Dividend Income
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2024 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates. The Funds intend to pass through the maximum allowable percentage for Form 1099 Div.
Dividend Equity Fund	100.00%
Mid Cap Fund	100.00%
Mid Cap Value Fund	95.83%
Small Cap Fund	75.65%
Small Cap Value Fund	100.00%
Dividend Received Deduction
For corporate shareholders, the following ordinary distributions paid during the fiscal year ended September 30, 2024 qualify for the corporate dividends received deduction. The Funds intend to pass through the maximum allowable percentage.
Dividend Equity Fund	100.00%
Mid Cap Fund	100.00%
Mid Cap Value Fund	97.53%
Small Cap Fund	76.54%
Small Cap Value Fund	100.00%
For the fiscal year ended September 30, 2024, the Funds designated long-term capital gains as follows:
Dividend Equity Fund	$ 125,487,401
Mid Cap Fund	$ 144,780,917
Mid Cap Value Fund	$ 42,577,002
Sands Capital International Growth Equity Fund	$ 9,573,588
Small Cap Fund	$ 4,587,193
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-TFGT-AR-NCSR-2410

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	December 3, 2024

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	December 3, 2024

* Print the name and title of each signing officer under his or her signature.